UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	December 31, 2008

Item 1 - Report to Shareholders

MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES

Annual Report

DECEMBER 31, 2008

The Portfolios are intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Select Dimensions Investment Series

Table of Contents

Letter to the Shareholders	1

Expense Example		20

Portfolio of Investments:

Money Market		25

Flexible Income		28

Balanced		50

Global Infrastructure		66

Dividend Growth		73

Equally-Weighted S&P 500		77

Capital Growth		89

Focus Growth		92

Capital Opportunities		95

Global Equity		98

Mid Cap Growth		102

Financial Statements:

Statements of Assets and Liabilities		106

Statements of Operations		108

Statements of Changes in Net Assets		110

Notes to Financial Statements		118

Financial Highlights		138

Report of Independent Registered Public Accounting Firm		146

U.S. Privacy Policy Notice		147

Trustee and Officer Information		149

Federal Tax Notice		155

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008

Dear Shareholder,

By all accounts, 2008 was one of the worst years in the history of the financial markets. The credit crisis that originated in the U.S. with the collapse of the subprime mortgage market quickly spread across the globe as it became apparent a growing number of financial entities were exposed through their portfolios. Market volatility rose as investors became increasingly concerned about the health of the financial sector. These concerns grew to a full panic by September when the U.S. government took Fannie Mae and Freddie Mac, the two bedrock government-sponsored entities that own or guarantee about half of the nation's outstanding mortgage debt, into receivership, and Lehman Brothers filed for bankruptcy. Risk aversion soared, banks became reluctant to lend and the credit markets seized. As a growing number of large financial institutions in the U.S. and abroad were nationalized, forced to merge, or failed entirely, investor confidence plummeted, sparking a dramatic sell off in the markets that accelerated at an alarming pace.

Evidence of slowing economic growth exacerbated the market's deterioration. Concerns about inflation due to rising food and energy costs in the first half of the year were replaced with fears of recession and deflation in the latter months as oil prices fell, the housing market continued to diminish, unemployment rose and consumer spending declined. Although governments and central banks around the world responded with unprecedented monetary and fiscal stimulus measures, their efforts brought little relief to slowing economies and the fear-driven markets. As year end approached, economic indicators continued to weaken and market volatility remained high as investor confidence was further undermined by news that most of the developed world, as well as several emerging economies, had fallen into recession.

Domestic Equity Overview

The credit crisis, the presumed (and eventually confirmed) recession, and the reshuffling of Wall Street led the U.S. equity market to one of its worst years since the Great Depression. The S&P 500® Index, a widely cited gauge of U.S. stock market performance, fell 37.00% in the year ended December 31, 2008. Volatility was widespread across all sectors, market capitalization and style segments, as investors fled equities for relatively safer U.S. Treasuries and cash.

All ten sectors within the S&P 500 Index had double-digit negative returns during the period. The weakest group was not surprisingly financials, given the sector's historic (in magnitude and speed) bankruptcies, rescues, and mergers during the period. The economically sensitive materials and information technology sectors were also among the bottom performing sectors. The top performers were the consumer staples, health care and utilities sectors, which are traditionally viewed as defensive sectors, or those less affected by slowing economic conditions.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Small-cap stocks (as measured by the Russell 2000® Index) performed slightly better than mid- and large-cap stocks, and value stocks beat growth stocks. However, in this case, outperformance only meant a lesser relative decline.

Fixed Income Overview

Although the bond market fared better than equities during the year, performance in most sectors was disappointing. The volatile and risk-averse environment led to a flight to quality as investors shunned riskier assets in favor of the relative safe haven of government bonds and cash. This fueled a prolonged rally in the U.S. Treasury market and a dramatic decline in yields. As a result, Treasury securities were the top-performers in the U.S. market, outpacing all sectors of the stock and bond markets. Within U.S. investment grade fixed income, corporate bonds turned in the weakest performance. This segment of the market was dragged down by the financial sector, which was at the epicenter of the credit crisis and experienced the greatest stress amid the reshaping of the financial industry. Not surprisingly given the environment, high-yield bonds underperformed investment-grade bonds, with all sectors posting negative returns for the year. Within high yield, real estate investment trusts (REITs) was the worst performing sector while the environmental sector turned in the best performance. Fixed income markets outside the U.S. experienced similar trends with developed government bond markets outpacing those of emerging markets.

International Equity Overview

For the most part, international equities began the year seemingly insulated from the U.S. subprime mortgage crisis. However, the credit crisis quickly spread around the world, sapping liquidity and dampening the global economy. Investor sentiment turned decidedly negative as it became apparent that a global recession would be deeper and possibly longer than initially thought. Risk aversion increased dramatically, prompting a downward spiral in equity prices in markets across the world.

Volatility plagued all markets, with both developed markets and emerging markets posting substantial declines in 2008. Developed markets outperformed emerging markets, but only in the sense that the developed world's relative declines were less severe. The U.S. and Japan were among the better relative performers, while emerging Eastern Europe was among the worst.

By the end of the period, most of the developed world had entered into recession, and outlooks remained gloomy. The U.S. and Europe grappled with a wave of negative economic data, while Japan continued to suffer from weak domestic demand and falling exports. The Asia Pacific region excluding Japan dealt with the impact of languishing growth both in the developed world and in China, which until then had served as the region's economic engine.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Balanced Portfolio

For the 12-month period ended December 31, 2008, Select Dimensions — Balanced Portfolio Class X shares produced a total return of -22.51%, outperforming the Russell 1000® Value Index ("the Russell Index"), which returned -36.85%, and underperforming the Barclays Capital (formerly Lehman Brothers) U.S. Government/Credit Index ("the Barclays Index"), which returned 5.70%. For the same period, the Portfolio's Class Y shares returned -22.64%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

All sectors in the Russell Index had negative absolute returns for the period. Although the same was true for the Portfolio, on a relative basis the Portfolio lost less value than the Index. Specifically, stock selection in the financial services sector was a positive contributor to relative performance. The Portfolio had better relative performance in diversified financial services, due to a holding that was more resilient than many of its peers because of its lower subprime mortgage exposure, and in property and casualty insurance. An overweight position in the consumer staples sector was another positive relative contributor, due to a food and staples retailer that benefited from prudent inventory management and scaling down its growth strategy. Stock selection in the materials sector

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(22.51)%	1.71%	2.55%	6.49%
Class Y	(22.64)%	1.46%	—	2.83%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Barclays Capital (formerly Lehman Brothers) U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of November 9, 1994 for Class X and July 24, 2000 for Class Y.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

helped the Portfolio sidestep some of the sector's volatility. The Portfolio avoided exposure to the heavily commodity-oriented companies that declined strongly when commodity prices began to fall and instead held a position in a gold mining company which held up better than other metals and mining companies in the difficult environment.

In contrast, the Portfolio's underweight positions in the energy and utilities sectors were relative detractors. Although the sectors had negative returns for the period, they were among the better performing sectors in the Russell Index. Stock selection in the consumer discretionary sector was an area of weakness, as retail holdings were hurt by falling consumer spending and media holdings saw declining advertising revenues.

In the fixed income portfolio, the primary detractor relative performance was an allocation to non-agency mortgage securities, which are not represented in the Barclays Index. Forced selling, coupled with rising mortgage delinquencies and falling home prices, pressured this segment of the market, causing valuations to decline. By year end, the Portfolio's exposure to non-agency mortgages was eliminated.

The Portfolio's yield curve positioning also detracted from relative performance. Our yield curve strategy involved the use of Treasury futures and zero-coupon swap contracts. In the fourth quarter of the year, the performance of the swap contracts waned, hindering the performance of the overall position.

The Portfolio maintained an underweight corporate credit position for most of the reporting period, which boosted performance as credit spreads widened significantly, causing prices to decline. Additionally, an underweight to commercial mortgage-backed securities (CMBS) was extremely helpful as CMBS spreads rose by a staggering amount in the fourth quarter. An underweight allocation to agency debentures further enhanced performance as spreads in the sector continued to widen.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Capital Growth (formerly Growth) Portfolio

For the 12-month period ended December 31, 2008, Select Dimensions — Capital Growth Portfolio Class X shares produced a total return of -48.70%, underperforming the Russell 1000® Growth Index ("the Index"), which returned -38.44%. For the same period, the Portfolio's Class Y shares returned -48.81%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Relative performance was largely hampered by stock selection in the consumer discretionary sector, despite the benefit of an overweight there. Within the sector, commercial services and hotel/motel holdings were the leading detractors. Both stock selection and an overweight in the financial services sector had a negative impact on relative performance, led by diversified financial services holdings. Finally, stock selection in the technology sector was an area of weakness, solely due to communications technology holdings.

In contrast, stock selection in the other energy sector was the largest positive contributor to relative performance, although an overweight in the sector slightly offset some of the relative gain. Here, natural gas producers drove performance. Both stock selection and an overweight in autos and transportation added relative value, mainly due to

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(48.70)%	(4.16)%	(2.57)%	2.98%
Class Y	(48.81)%	(4.39)%	—	(7.90)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of November 9, 1994 for Class X and July 24, 2000 for Class Y.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

miscellaneous transportation (logistics) holdings. Finally, the Portfolio benefited from stock selection in the materials and processing sector, especially in steel companies.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Capital Opportunities Portfolio

For the 12-month period ended December 31, 2008, Select Dimensions — Capital Opportunities Portfolio Class X shares produced a total return of -49.04%, underperforming the Russell 3000® Growth Index ("the Index"), which returned -38.44%. For the same period, the Portfolio's Class Y shares returned -49.15%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Relative performance was hampered by stock selection in the consumer discretionary sector, despite the benefit of an overweight there. Within the sector, commercial services and consumer electronics holdings were the leading detractors. Stock selection in the technology sector was an area of weakness, chiefly in communications technology holdings. Finally, stock selection in the financial services sector had a negative impact on relative performance, primarily due to diversified financial services holdings.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(49.04)%	(0.28)%	(3.58)%	(1.35)%
Class Y	(49.15)%	(0.52)%	—	(12.99)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of January 21, 1997 for Class X and July 24, 2000 for Class Y.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

In contrast, other positions were favorable to relative performance. Although an overweight to the other energy sector hurt relative performance, stock selection there more than offset the negative influence. Within the sector, holdings in natural gas producers boosted relative performance. Stock selection and an overweight in the autos and transportation sector were also additive to relative performance, led by miscellaneous transportation (logistics) holdings. Finally, an avoidance of the producer durables sector also benefited relative results.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Dividend Growth Portfolio

For the 12-month period ended December 31, 2008, Select Dimensions — Dividend Growth Portfolio Class X shares produced a total return of -36.60%, modestly outperforming the S&P 500® Index ("the Index"), which returned -37.00%. For the same period, the Portfolio's Class Y shares returned -36.76%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The main contributors to relative performance were stocks in the financials, industrials, and technology

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(36.60)%	(3.41)%	(1.24)%	6.14%
Class Y	(36.76)%	(3.66)%	—	(0.94)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Standard & Poor's 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of November 9, 1994 for Class X and July 24, 2000 for Class Y.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

sectors. In addition, overweight positions in the health care and technology sectors further added value to the Portfolio's relative performance.

The main detractors from relative performance were stocks in the health care and energy sector. The Portfolio was also negatively affected by an underweight in the telecommunication services sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Equally-Weighted S&P 500 Portfolio

For the 12-month period ended December 31, 2008, Select Dimensions — Equally-Weighted S&P 500 Portfolio Class X shares produced a total return of -40.02%, underperforming the Standard & Poor's Equal Weight Index ("the Index"), which returned -39.72%. For the same period, the Portfolio's Class Y shares returned -40.19%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The year 2008 was one of the worst years in the history of the financial markets. Over the course of the year, what started as a housing crisis transformed through mortgage-backed securities into a financial crisis, which eventually spilled over into the real

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(40.02)%	(2.40)%	2.32%	7.12%
Class Y	(40.19)%	(2.66)%	—	0.98%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Standard & Poor's Equal Weight Index (S&P EWI) is the equally-weighted version of the widely regarded S&P 500® Index, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization-weighted S&P 500® Index, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of November 9, 1994 for Class X and July 24, 2000 for Class Y.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

economy. Credit tightening along with the collapse or essential takeover of some financial institutions caused massive dislocations in financial markets and incredibly high volatility.

Within the Index and therefore the Portfolio, all ten sectors had negative absolute performance during the 12-month period, with double-digit negative returns. The worst performing sectors were financials, energy, information technology, materials and consumer discretionary. Not surprisingly, credit market turmoil and other developments in the capital markets most severely impacted financial companies, resulting in a huge negative return. Collapsing commodity prices in 2008 led to the underperformance of the materials and energy sectors as well. At the same time, global recession, higher unemployment and declining consumer confidence led to the negative performance of consumer-oriented stocks.

The underperformance was pervasive, affecting all styles and market capitalization segments as investors tried to move out of equities into relatively safe assets. On an individual stock basis, the worst detractors in the overall portfolio were dominated by financial stocks.

Since the Index and the Portfolio are equally-weighted, the overall contribution of each sector reflects its absolute performance. As such, utilities and consumer staples were the best performing sectors, while financials and information technology were the largest detractors.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Flexible Income Portfolio

For the 12-month period ended December 31, 2008, Select Dimensions — Flexible Income Portfolio Class X shares produced a total return of -21.62%, underperforming the Barclays Capital (formerly Lehman Brothers) Intermediate U.S. Government/Credit Index ("the Index"), which returned 5.08%. For the same period, the Portfolio's Class Y shares returned -21.89%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The overwhelming detractor from the Portfolio's relative performance was an allocation to non-agency mortgage securities, which are not included in the Index. Forced selling, coupled with rising mortgage delinquencies and falling home prices, pressured the non-agency mortgage sector, causing valuations to decline. Over the course of the period, we reduced the Portfolio's allocation to the sector, eliminating it entirely by year end.

To a lesser extent, the Portfolio's yield curve positioning also detracted from relative performance. Our yield curve strategy involved the use of Treasury futures and zero-coupon swap contracts. In the fourth quarter of the year the swap contracts lost value, hindering the performance of the overall position.

Within the corporate sector, the Portfolio held an underweight relative to the Index in

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(21.62)%	(1.06)%	0.48%	2.40%
Class Y	(21.89)%	(1.31)%	—	0.56%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Barclays Capital (formerly Lehman Brothers) Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of November 9, 1994 for Class X and July 24, 2000 for Class Y.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

investment-grade credits for much of the period. This positioning benefited relative performance as credit spreads widened significantly. In the third quarter of the year, the position was brought to neutral. However, the Portfolio also had a small allocation to high yield corporate credits, which are not included in the Index.

This allocation detracted slightly from relative performance. Lastly, an underweight allocation to agency debentures relative to the Index enhanced performance as spreads in the sector continued to widen.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Focus Growth Portfolio

For the 12-month period ended December 31, 2008, Select Dimensions — Focus Growth Portfolio Class X shares produced a total return of -51.43%, underperforming the Russell 1000® Growth Index ("the Index"), which returned -38.44%. For the same period, the Portfolio's Class Y shares returned -51.57%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Relative performance was hampered by stock selection in the consumer discretionary sector, despite the benefit of an overweight there. Within the sector, commercial services and consumer electronics holdings were the leading detractors.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(51.43)%	(5.81)%	(3.01)%	5.05%
Class Y	(51.57)%	(6.05)%	—	(8.73)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of November 9, 1994 for Class X and July 24, 2000 for Class Y.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Stock selection and an overweight in the financial services sector had a negative impact on relative performance, primarily in diversified financial services holdings. Finally, stock selection in the technology sector was an area of weakness, solely due to communications technology holdings.

However, stock selection and an overweight in the autos and transportation sector were additive to relative performance, led by miscellaneous transportation (logistics) holdings. An avoidance of the producer durables sector also benefited relative results. An overweight in the utilities sector was the third largest contributor to relative performance, offsetting the negative influence of stock selection there.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Global Equity Portfolio

For the 12-month period ended December 31, 2008, Select Dimensions — Global Equity Portfolio Class X shares produced a total return of -45.56%, underperforming the MSCI World Index ("the Index"), which returned -40.71%. For the same period, the Portfolio's Class Y shares returned -45.73%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(45.56)%	(1.60)%	0.70%	3.80%
Class Y	(45.73)%	(1.86)%	—	(3.17)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of November 9, 1994 for Class X and July 24, 2000 for Class Y.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

The management team seeks to invest on a bottom-up basis, building a portfolio of securities that we believe are likely to generate consistent long-term earnings growth. While the team does not engage in top-down portfolio construction, the Portfolio's country and sector weights will have an impact on performance relative to the benchmark.

In 2008, the Portfolio's country and sector weights were substantial contributors to relative performance. An overweight allocation to Israel and underweights in Canada and Australia were particularly helpful, while the Portfolio was hurt by underweights in the U.S. and Japan, which were among the best performing markets in 2008. From a sector perspective, the Portfolio benefited from an overweight in health care (the best performing sector in the Index) and underweights in financials and materials (the worst performing sectors in the Index).

However, the positive influence of country and sector allocations was offset by poor stock selection. Particularly detrimental were stock selections in the U.S., Canada and the consumer staples sector. Stock selections in Japan, France, and the telecommunication services sector were slightly additive to relative returns.

Other factors which contributed to relative underperformance included the outperformance of developed markets relative to emerging markets. Although the team can invest up to 15% in emerging market securities to provide added diversification benefits, emerging market securities are not included in the Index. As such, the Portfolio was adversely affected by its exposure to weak performance from emerging markets positions while the Index was not. Additionally, relative performance was hampered by the outperformance of value stocks over growth stocks during the period. Because the team seeks to invest in companies that can generate long-term earnings growth, the Portfolio tends to have a growth bias to its investment style. This growth bias acted as a relative detractor from the Portfolio's performance in this reporting period.

There is no guarantee that any countries or sectors mentioned will continue to perform as discussed above or that securities in such countries or sectors will be held by the Portfolio in the future.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Global Infrastructure (formerly Utilities) Portfolio

For the 12-month period ended December 31, 2008, Select Dimensions — Global Infrastructure Portfolio Class X shares produced a total return of -33.02%, outperforming the S&P Global BMI Index, which returned -42.42%, the S&P Global Infrastructure Index, which returned -38.98%, and the S&P 500® Index, which returned -37.00%, and underperforming the S&P 500® Utilities Index, which returned -28.98% . For the same period, the Portfolio's Class Y shares returned -33.19%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

All segments of the utilities sector, in which the Portfolio primarily invested through November 5, 2008, declined significantly during the period, with the independent power producers and energy traders segment and the gas utilities segment experiencing the greatest declines. Conversely, multi-utilities was the best-performing segment, followed by electric utilities. Overall, volatility levels in the utilities sector soared from approximately 15% early in the year to 70% in December. Nonetheless, in keeping with historical trends in highly volatile markets, utilities still outperformed the broad equity market (as measured by S&P 500® Utilities Index and S&P 500® Index, respectively).

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(33.02)%	6.96%	3.50%	8.20%
Class Y	(33.19)%	6.70%	—	(1.12)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Report, there are approximately 11,000 index members representing 27 developed and 26 emerging market countries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Portfolio primary benchmark was changed in November 2008 from the S&P 500® Index to the S&P Global BMI Index to more accurately reflect the Portfolio investible universe.

(3)  The Standard & Poor's 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)  The Standard & Poor's Global Infrastructure Index (S&P Global Infrastructure Index) is designed to track performance of the stocks of 75 of the largest publicly listed infrastructure companies around the world including both developed and emerging markets. The Index includes companies involved in utilities, energy and transportation infrastructure; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. The Index was launched on November 16, 2001. Returns including periods prior to November 16, 2001 are calculated using the return data of the S&P Global BMI Index through November 16, 2001 and the return data of the S&P Global Infrastructure Index since November 16, 2001. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Portfolio's secondary benchmark was changed in November 2008 from the S&P 500® Utilities Index to the S&P® Global Infrastructure Index to more accurately reflect the Portfolio's investible universe.

(5)  The Standard & Poor's 500® Utilities Index (S&P 500® Utilities Index) is an unmanaged, market capitalization weighted index consisting of utilities companies in the S&P 500® Index and is designed to measure the performance of the utilities sector. It includes reinvested dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of November 9, 1994 for Class X and July 24, 2000 for Class Y.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

For the period from January 1, 2008 through November 5, 2008, the primary contributor to performance relative to the S&P 500® Utilities Index was a significant underweight to electric utilities. Electric utilities lost considerable value and therefore the Portfolio's comparatively lower exposure was beneficial. Security selection in the multi-utilities segment was also additive to performance.

Other positions, however, were disadvantageous. The largest detractor from relative performance was the Portfolio's allocation to the telecommunications sector, which is not represented in the S&P 500® Utilities Index. The telecommunications sector was dragged down by poor results at several wireless companies and generally negative investor sentiment. Our positions in gas utilities and energy transportation also hindered relative performance.

Effective November 6, 2008, the Portfolio's investment focus transitioned from utilities to global infrastructure securities. The infrastructure sector also declined precipitously during the year in tandem with the broad equity markets, but for the period from November 6 through year end the infrastructure sector lost just slightly more than 4.5%. Of the three major components of the S&P 500® Global Infrastructure Index, utilities was the top-performer, followed by transportation and energy. The primary contributors to the Portfolio's performance relative to the S&P Global Infrastructure Index included strong security selection in the transportation segment. A relative underweight in energy was also beneficial as falling commodity prices later in the year hindered the segment's performance. Conversely, sector allocation in the telecommunications, multi-utilities and gas utilities segments detracted from relative performance.

The Portfolio is managed by the Quantitative and Structured Solutions (QSS) team. The QSS equity management process blends best-in-class, sell-side fundamental research with an established quantitative portfolio construction process. The investment team's systematic approach strives to add excess return while targeting volatility and tracking error to help control risk.

As of year end, the Portfolio's transition to global infrastructure was complete. Given the transitioning, we believe portfolio performance in the latter months of the year is not necessarily indicative of the new strategy's long-term potential. That said, we look forward to the opportunities the new, broader investment focus affords us.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Mid Cap Growth (formerly Developing Growth) Portfolio

For the 12-month period ended December 31, 2008, Select Dimensions — Mid Cap Growth Portfolio Class X shares produced a total return of -48.06%, underperforming the Russell Midcap® Growth Index

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

("the Index"), which returned -44.32%. For the same period, the Portfolio's Class Y shares returned -48.20%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Stock selection in the consumer discretionary sector had by far the largest negative impact on relative performance, despite the positive influence of an overweight there. The main detractors within the sector were holdings in commercial services and hotel/motel stocks. Stock selection in financial services was another relative detractor, which more than offset the benefit of an overweight in the sector. Here, diversified financial services stocks were the primary area of weakness. The third largest area of relative underperformance came from stock selection in the technology sector, where holdings in computer services software and systems lagged.

In contrast, stock selection in the other energy sector was the largest positive contributor to relative performance, although an underweight in the sector slightly offset some of the relative gain. Good relative performance was primarily due to natural gas producers. Both stock selection and an overweight in autos and transportation added relative value, driven by miscellaneous transportation (logistics) holdings. Finally, the Portfolio benefited from both stock selection and an

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(48.06)%	0.52%	1.66%	6.81%
Class Y	(48.20)%	0.26%	—	(4.71)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of November 9, 1994 for Class X and July 24, 2000 for Class Y.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

underweight in the producer durables sector. Within the sector, telecommunications equipment stocks were the strongest contributors.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of December 31, 2008, Select Dimensions Money Market Portfolio had net assets of approximately $216 million with an average portfolio maturity of 27 days. For the seven-day period ended December 31, 2008, the Portfolio's Class X shares provided an effective annualized yield of 0.30% and a current yield of 0.30%, while its 30-day moving average yield for December was 0.48%. Yield quotations more closely reflect the current earnings of the Portfolio. For the 12-month period ended December 31, 2008, the Portfolio's Class X shares returned 2.38%. Past performance is no guarantee of future results.

For the seven-day period ended December 31, 2008, the Portfolio's Class Y shares provided an effective annualized yield of 0.06% and a current yield of 0.06%, while its 30-day moving average yield for December was 0.23%. Yield quotations more closely reflect the current earnings of the Portfolio. For the 12-month period ended December 31, 2008, the Portfolio's Class Y shares returned 2.13%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Our strategy in managing the Portfolio remained consistent with its long-term focus on maintaining preservation of capital and liquidity. Although the aggressive reductions by the Fed drastically lowered short-term yields, the turmoil and uncertainty in the markets remained in force and indeed worsened over the course of the period. As a result, we concentrated the Portfolio on assets with shorter maturities. We also closely reviewed all of the eligible securities on our purchase list to eliminate unacceptable risks that had come to light, a process which resulted in a significant reduction in the number of approved securities. The Portfolio did not contain any derivative securities during the reporting period. We will continue to focus closely on this strategy in an effort to maximize liquidity for the Portfolio and its shareholders.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

Randy Takian
President and Principal Executive Officer

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolios' Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Morgan Stanley Select Dimensions Investment Series

Expense Example  ■  December 31, 2008

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/08 – 12/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Select Dimensions Investment Series

Expense Example  ■  December 31, 2008 continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (0.83% return)	$1,000.00	$1,008.30	$2.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.22	$2.95
Class Y
Actual (0.70% return)	$1,000.00	$1,007.00	$4.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.96	$4.22

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.58% and 0.83% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Flexible Income

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-14.80% return)	$1,000.00	$852.00	$3.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.62	$3.56
Class Y
Actual (-14.87% return)	$1,000.00	$851.30	$4.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.36	$4.82

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.70% and 0.95% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Balanced

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-14.67% return)	$1,000.00	$853.30	$4.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$5.08
Class Y
Actual (-14.73% return)	$1,000.00	$852.70	$5.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.34

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.00% and 1.25% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 1.01% and 1.26% for Class X and Class Y shares, respectively.

Morgan Stanley Select Dimensions Investment Series

Expense Example  ■  December 31, 2008 continued

Global Infrastructure

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-29.95% return)	$1,000.00	$700.50	$5.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.25	$5.94
Class Y
Actual (-30.03% return)	$1,000.00	$699.70	$6.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.00	$7.20

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.17% and 1.42% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Dividend Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-28.41% return)	$1,000.00	$715.90	$3.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.52	$3.66
Class Y
Actual (-28.52% return)	$1,000.00	$714.80	$4.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.26	$4.93

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.72% and 0.97% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Equally-Weighted S&P 500

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-32.54% return)	$1,000.00	$674.60	$1.43
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.43	$1.73
Class Y
Actual (-32.65% return)	$1,000.00	$673.50	$2.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.17	$3.00

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.34% and 0.59% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Example  ■  December 31, 2008 continued

Capital Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-43.02% return)	$1,000.00	$569.80	$3.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.51	$4.67
Class Y
Actual (-43.08% return)	$1,000.00	$569.20	$4.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.25	$5.94

@  Expenses are equal to the Portfolio's annualized expense ratios of 0.92% and 1.17% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.93% and 1.18% for Class X and Class Y shares, respectively.

Focus Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-47.27% return)	$1,000.00	$527.30	$2.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.72	$3.46
Class Y
Actual (-47.35% return)	$1,000.00	$526.50	$3.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.46	$4.72

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.68% and 0.93% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Capital Opportunities

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-45.88% return)	$1,000.00	$541.20	$4.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.30	$5.89
Class Y
Actual (-45.94% return)	$1,000.00	$540.60	$5.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.15

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.16% and 1.41% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Example  ■  December 31, 2008 continued

Global Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-33.98% return)	$1,000.00	$660.20	$4.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.51	$5.69
Class Y
Actual (-34.11% return)	$1,000.00	$658.90	$5.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$6.95

@  Expenses are equal to the Portfolio's annualized expense ratios of 1.12% and 1.37% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-42.47% return)	$1,000.00	$575.30	$3.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.06	$4.12
Class Y
Actual (-42.55% return)	$1,000.00	$574.50	$4.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.81	$5.38

@  Expenses are equal to the Portfolio's annualized expense ratios of 0.81% and 1.06% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Money Market

Portfolio of Investments  ■  December 31, 2008

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (58.6%)
	Asset-Backed - Consumer Credit (9.3%)
$10,000	Old Line Funding, LLC (a)	0.75%	03/19/09 - 03/20/09	$9,983,854
10,000	Ranger Funding Co., LLC (a)	1.15 - 1.40	01/22/09 - 03/20/09	9,979,658
				19,963,512
	Asset-Backed - Consumer Diversified (11.1%)
2,500	Amsterdam Funding Corp. (a)	1.56	02/18/09	2,494,833
1,483	Enterprise Funding Co., LLC (a)	1.40	01/08/09	1,482,596
10,000	Sheffield Receivables Corp. (a)	0.75 - 1.45	01/23/09 - 03/12/09	9,985,719
10,000	Windmill Funding Corp. (a)	1.15 - 1.40	01/27/09 - 03/19/09	9,982,646
				23,945,794
	Asset-Backed - Consumer Loans (7.0%)
5,000	Barton Capital, LLC (a)	1.47 - 1.50	01/22/09 - 01/23/09	4,995,476
5,000	Jupiter Securitization (a)	1.40	01/22/09	4,995,917
5,000	Yorktown Capital, LLC (a)	1.40 - 1.45	01/21/09 - 01/23/09	4,995,872
				14,987,265
	Asset-Backed - Corporate (4.6%)
10,000	Atlantis One Funding (a)	0.50 - 0.70	03/17/09 - 04/22/09	9,984,000
	Asset-Backed - Diversified (4.6%)
10,000	Falcon Asset Securitization Co., LLC (a)	0.50 - 1.40	01/20/09 - 03/20/09	9,990,994
	Asset-Backed - Government (0.9%)
2,000	Govco, LLC (a)	0.75	03/23/09	1,996,625
	Banking (5.6%)
4,000	Bank of America Corp.	0.01	01/02/09	3,999,999
8,000	HSBC USA Inc.	0.30 - 0.32	01/13/09 - 01/14/09	7,999,153
				11,999,152
	International Banks (15.5%)
3,000	Abbey National N.A., LLC	0.25	01/12/09	2,999,771
5,000	BNP Paribas Finance Inc.	0.22	01/07/09	4,999,817
2,000	ING (U.S.) Funding, LLC	0.30	01/16/09	1,999,750
5,000	Rabobank (U.S.) Finance Corp.	0.01	01/02/09	4,999,999
500	Royal Bank of Scotland PLC	3.10	03/16/09	496,855
8,000	Societe Generale N.A., Inc.	0.37 - 0.45	01/16/09	7,998,600
10,000	UBS Finance (Delaware) LLC	0.70	01/15/09	9,997,278
				33,492,070
	Total Commercial Paper (Cost $126,359,412)			126,359,412

See Notes to Financial Statements

Money Market

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (17.6%)
$7,945	Barclays Capital LLC (dated 12/31/08; proceeds $7,945,026); fully collateralized by Federal National Mortgage Assoc., 3.28%-8.50%, due 02/01/15-10/01/44; Federal Home Loan Mortgage Corp., 4.33%-6.95%, due 04/01/09-07/01/37; Government National Mortgage Assoc., 4.00%, due 02/20/35, valued at $8,183,351	0.06%		01/02/09	$7,945,000
30,000	BNP Paribas Securities (dated 12/31/08; proceeds $30,000,017); fully collateralized by Federal National Mortgage Assoc., 5.50%-6.00%, due 08/01/38-05/01/47; Federal Home Loan Mortgage Corp., 4.50%, due 04/01/19, valued at $30,900,001	0.01		01/02/09	30,000,000
	Total Repurchase Agreements (Cost $37,945,000)				37,945,000
	Certificates of Deposit (16.4%)
	Domestic Banks (1.1%)
2,500	Branch Banking & Trust Co.	3.19		02/05/09	2,500,000
	International Banks (15.3%)
10,000	Banco Bilbao Vizcaya Argentaria-NY	0.54		01/14/09	10,000,000
8,000	Calyon	1.00 - 3.17		01/30/09 - 02/02/09	8,000,000
10,000	Lloyds TSB Bank PLC	0.80		01/16/09	10,000,000
5,000	Royal Bank of Scotland PLC	0.95		01/13/09	5,000,000
					33,000,000
	Total Certificates of Deposit (Cost $35,500,000)				35,500,000
	Floating Rate Notes (4.6%)
	Domestic Bank (0.7%)
1,500	Wachovia Bank, N.A.	4.42	(b)	01/05/09(c)	1,500,000
	International Banks (3.9%)
1,000	Bank of Nova Scotia	3.11	(b)	02/06/09(c)	1,000,000
4,000	Barclays Bank PLC	1.48 - 2.64	(b)	01/12/09 - 03/09/09(c)	4,000,000
1,500	Deutsche Bank AG	1.74	(b)	01/21/09(c)	1,500,000
2,000	Royal Bank of Scotland PLC	2.28	(b)	01/09/09(c)	2,000,003
					8,500,003
	Total Floating Rate Notes (Cost $10,000,003)				10,000,003

See Notes to Financial Statements

Money Market

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Time Deposit (2.3%)
$5,000	State Street Bank & Trust (Cost $5,000,000)	0.01%		01/02/09	$5,000,000
	U.S. Government Agency - Debenture Bonds (0.5%)
1,000	Federal Home Loan Bank (Cost $1,000,020)	3.66	(b)	01/23/09(c)	1,000,020
	Total Investments (Cost $215,804,435) (d)			100.0%	215,804,435
	Liabilities in Excess of Other Assets			(0.0)	(18,989)
	Net Assets			100.0%	$215,785,446

  (a)  Resale is restricted to qualified institutional investors.

  (b)  Rate shown is the rate in effect at December 31, 2008.

  (c)  Date of next interest rate reset.

  (d)  Cost is the same for federal income tax purposes.

MATURITY SCHEDULE**

1-30 Days	74%
31-60 Days	6
61-90 Days	18
91-120 Days	2
100%

**  As a percentage of total investments.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Government and Corporate Bonds (84.3%)
		Foreign (14.1%)
		Argentina (0.0%)
		Foreign Government Obligations
	$19	Republic of Argentina (a) (b)	8.28%		12/31/33	$6,485
		Australia (0.1%)
		Other Metals/Minerals
	35	Rio Tinto Fin USA Ltd.	6.50		07/15/18	25,702
		Bermuda (0.3%)
		Insurance Brokers/Services
	200	Catlin Insurance Co., Ltd. - 144A (d)	7.249	(e)	(f)	79,634
		Brazil (2.0%)
		Foreign Governments & Agencies (1.9%)
	200	Banco Nac De Desen Eono - 144A (d)	6.369		06/16/18	191,000
	150	Federal Republic of Brazil	6.00		01/17/17	155,625
	10	Federal Republic of Brazil	7.125		01/20/37	11,400
	14	Federal Republic of Brazil	8.00		01/15/18	15,750
	160	Federal Republic of Brazil	11.00		08/17/40	209,600
						583,375
		Major Banks (0.1%)
BRL	70	Banco ABN AMRO	16.20		02/22/10	30,467
		Total Brazil				613,842
		Canada (0.9%)
		Financial Conglomerates (0.0%)
	$10	Brookfield Asset Management Inc.	5.80		04/25/17	4,150
		Integrated Oil (0.1%)
	30	Petro - Canada	6.05		05/15/18	24,767
		Media Conglomerates (0.0%)
	1	Canwest Media Inc.	8.00		09/15/12	266
		Oil & Gas Pipelines (0.6%)
	230	Kinder Morgan Finance Co.	5.70		01/05/16	172,500
		Other Metals/Minerals (0.2%)
	90	Brascan Corp.	7.125		06/15/12	55,350
		Total Canada				257,033

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Denmark (0.4%)
		Telecommunications
	$80	Nordic Telecommunications Holdings - 144A (d)	8.875%		05/01/16	$56,400
EUR	60	TDC AS	6.50		04/19/12	69,641
		Total Denmark				126,041
		Equador (0.1%)
		Foreign Government Obligations
	$100	Republic of Ecuador (g) (h)	9.375		12/15/15	27,500
	50	Republic of Ecuador - 144A (d) (g) (h)	10.00		08/15/30	13,125
		Total Equador				40,625
		France (0.5%)
		Telecommunications (0.2%)
	45	France Telecom S.A.	8.50		03/01/31	56,655
		Media Conglomerates (0.2%)
	85	Vivendi - 144A (d)	6.625		04/04/18	68,705
		Oilfield Services/Equipment (0.1%)
	25	CIE Generale de Geophysique S.A.	7.50		05/15/15	15,625
		Total France				140,985
		Ghana (0.2%)
		Foreign Government Obligations
	100	Republic of Ghana - 144A (d)	8.50		10/04/17	57,000
		Indonesia (0.7%)
		Foreign Government Obligations (0.5%)
	100	Republic of Indonesia	7.75		01/17/38	82,961
	100	Republic of Indonesia - 144A (d)	7.75		01/17/38	83,500
						166,461
		Pulp & Paper (0.2%)
	264	Tjiwi Kimia Finance BV - 144A (d)	0.00	(e)	04/28/27	17,136
	19	Tjiwi Kimia Finance BV - 144A (d)	5.433	(e)	04/28/15	10,269
	107	Tjiwi Kimia Finance BV - 144A (d)	5.525	(e)	04/28/18	30,416
						57,821
		Total Indonesia				224,282

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Israel (0.3%)
		Electrical Products
	$140	Ormat Funding Corp.	8.25%		12/30/20	$104,667
		Luxembourg (0.4%)
		Major Telecommunications (0.3%)
	65	Telecom Italia Capital SA	4.00		01/15/10	59,814
	35	Telecom Italia Capital SA	6.999		06/04/18	28,439
						88,253
		Steel (0.1%)
	40	ArcelorMittal	6.125		06/01/18	27,434
		Total Luxembourg				115,687
		Mexico (1.9%)
		Foreign Government Obligations (1.1%)
MXN	230	Mexican Fixed Rate Bonds - 144A (d)	8.00		12/17/15	16,682
	540	Mexican Fixed Rate Bonds	10.00		12/05/24	44,889
	$72	United Mexican States Corp.	5.625		01/15/17	72,360
	70	United Mexican States Corp.	5.95		03/19/19	70,350
	10	United Mexican States Corp.	6.05		01/11/40	9,750
	40	United Mexican States Corp.	6.75		09/27/34	42,400
	61	United Mexican States Corp.	8.375		01/14/11	66,185
						322,616
		Oil & Gas Production (0.8%)
	170	Pemex Project Funding Master Trust - 144A (d)	3.296	(e)	06/15/10	161,500
	110	Pemex Project Funding Master Trust - 144A (d)	5.75		03/01/18	97,625
						259,125
		Total Mexico				581,741
		Netherlands (1.1%)
		Electric Utilities (0.3%)
	85	E.ON International Finance BV - 144A (d)	5.80		04/30/18	79,612
		Major Telecommunications (0.4%)
	25	Deutsche Telekom International Finance Corp. NV	8.75	(e)	06/15/30	30,911
	70	Telefonica Europe BV	8.25		09/15/30	82,198
						113,109

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Oil - Exploration & Production (0.4%)
	$200	KazMunaiGaz Finance Sub - 144A (d)	9.125%	07/02/18	$131,000
		Total Netherlands			323,721
		Peru (0.7%)
		Foreign Government Obligations
	135	Republic of Peru	6.55	03/14/37	121,163
	10	Republic of Peru	7.35	07/21/25	10,000
	73	Republic of Peru	8.75	11/21/33	82,125
		Total Peru			213,288
		Philippines (0.3%)
		Foreign Government Obligations
	87	Republic of Philippines	8.875	03/17/15	92,655
		Russia (1.6%)
		Foreign Government Obligations
	327	Federal Republic of Russia	7.50	03/31/30	287,223
	21	Federal Republic of Russia	8.25	03/31/10	22,189
	90	Federal Republic of Russia	12.75	06/24/28	104,850
	100	Russian Agricultural Bank - 144A (d)	7.175	05/16/13	73,000
		Total Russia			487,262
		Switzerland (0.1%)
		Educational Facility
NGN	5,700	UBS AG JERSEY - 144A (d) (i)	0.00	04/09/09	40,394
		Turkey (1.1%)
		Foreign Government Obligations
	$100	Republic of Turkey	6.75	04/03/18	95,500
	128	Republic of Turkey	11.00	01/14/13	145,280
	55	Republic of Turkey	11.875	01/15/30	78,925
		Total Turkey			319,705
		United Kingdom (0.7%)
		Beverages: Alcoholic (0.2%)
	55	Diageo Capital PLC	7.375	01/15/14	58,650
		Cable/Satellite TV (0.1%)
	40	NTL Cable PLC	8.75	04/15/14	30,200
		Pharmaceuticals: Major (0.2%)
	40	Astrazeneca PLC	5.90	09/15/17	42,582

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tobacco (0.1%)
$30	BAT International Finance PLC - 144A (d)	9.50%	11/15/18	$33,403
	Wireless Telecommunications (0.1%)
35	Vodafone Group PLC	5.625	02/27/17	33,031
	Total United Kingdom			197,866
	Uruguay (0.0%)
	Foreign Government Obligations
10	Republic of Uruguay	8.00	11/18/22	9,300
	Venezuela (0.7%)
	Foreign Government Obligations
70	Republic of Venezuela	8.50	10/08/14	36,750
255	Republic of Venezuela	9.25	09/15/27	137,700
80	Republic of Venezuela	10.75	09/19/13	52,800
	Total Venezuela			227,250
	Total Foreign (Cost $5,436,870)			4,285,165
	United States (70.2%)
	Corporate Bonds (37.9%)
	Advertising/Marketing Services (0.2%)
400	Idearc Inc.	8.00	11/15/16	32,000
65	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	29,250
				61,250
	Aerospace & Defense (0.5%)
100	Bombardier Inc - 144A (d)	6.30	05/01/14	82,750
25	L-3 Communications Corp	5.875	01/15/15	22,625
58	Systems 2001 Asset Trust - 144A (d)	6.664	09/15/13	51,369
				156,744
	Alternative Power Generation (0.3%)
115	NRG Energy Inc.	7.375	01/15/17	106,088
	Apparel/Footwear (0.3%)
110	Phillips-Van Heusen Corp.	7.25	02/15/11	96,800
	Auto Parts: O.E.M. (0.2%)
105	ArvinMeritor, Inc.	8.75	03/01/12	57,225
	Automotive Aftermarket (0.1%)
45	KAR Holdings Inc	8.75	05/01/14	20,025

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Beverages: Alcoholic (0.1%)
$35	FBG Finance Ltd. - 144A (d)	5.125%		06/15/15	$28,888
	Broadcasting (0.1%)
65	XM Satellite Radio Inc. - 144A (d)	13.00		08/01/13	15,275
	Cable/Satellite TV (2.3%)
101	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	18,180
70	Comcast Cable Communications, Inc.	5.70		05/15/18	65,763
40	CSC Holdings Inc. (Series B) - 144A (d)	8.50		06/15/15	35,400
120	CSC Holdings Inc. (Series B)	7.625		04/01/11	113,700
125	DIRECTV Holdings	7.625		05/15/16	121,875
60	EchoStar DBS Corp.	6.375		10/01/11	55,950
65	EchoStar DBS Corp.	6.625		10/01/14	54,438
245	Intelsat Corp. - 144A (d)	9.25		06/15/16	224,175
					689,481
	Casino/Gaming (1.3%)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (g) (h)	0.00		03/01/10	0
88	Harrahs Operating Co Inc. - 144A (d)	10.00		12/15/15	37,188
90	Las Vegas Sands Corp.	6.375		02/15/15	52,650
335	MGM Mirage Inc.	6.00		10/01/09	321,600
299	Resort At Summerlin LP/Ras Co. (Series B) (c) (g) (h)	13.00	(j)	12/15/07	0
					411,438
	Chemicals: Major Diversified (0.1%)
35	Dupont (EI) De Nemours	6.00		07/15/18	36,827
	Chemicals: Specialty (0.6%)
240	Innophos, Inc.	8.875		08/15/14	169,200
26	Koppers Industry Inc.	9.875		10/15/13	24,050
					193,250
	Coal (0.1%)
35	Foundation PA Coal Co.	7.25		08/01/14	28,875
	Computer Processing Hardware (0.1%)
25	Dell Inc.	5.65		04/15/18	22,415
	Containers/Packaging (1.5%)
195	Berry Plastics Holding Corp.	8.875		09/15/14	85,800
150	Graphic Packaging International Corp.	9.50		08/15/13	104,250
260	Owens-Illinois, Inc.	7.50		05/15/10	258,700
					448,750

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Data Processing Services (0.7%)
$70	Fiserv Inc.	6.80%	11/20/17	$62,102
105	Sungard Data Systems Inc.	9.125	08/15/13	91,350
80	Sungard Data Systems Inc. - 144A (d)	10.625	05/15/15	68,800
				222,252
	Discount Stores (0.1%)
20	Walmart Stores	4.25	04/15/13	20,606
15	Walmart Stores	5.80	02/15/18	16,628
				37,234
	Diversified Manufacturing (0.4%)
155	Tyco Electonics Group	5.95	01/15/14	134,398
	Drugstore Chains (0.5%)
81	CVS Lease Pass Through - 144A (d)	6.036	12/10/28	49,418
185	Rite Aid Corp.	8.625	03/01/15	64,750
35	Walgreen Co.	4.875	08/01/13	36,082
				150,250
	Electric Utilities (3.4%)
80	AES Corp. (The)	7.75	03/01/14	70,800
145	AES Corp. (The) - 144A (d)	8.00	06/01/20	113,100
10	Alabama Power	5.80	11/15/13	10,418
20	CenterPoint Energy Resources, Corp.	6.25	02/01/37	14,156
10	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	9,271
50	Detroit Edison Co. (The)	6.125	10/01/10	50,309
100	Entergy Gulf States, Inc.	2.603	12/01/09	96,338
10	Georgia Power Company	6.00	11/01/13	10,522
130	Intergen - 144A (d)	9.00	06/30/17	107,250
30	IPALCO Enterprises, Inc.	8.625	11/14/11	28,200
145	Mirant Americas Generation LLC	8.50	10/01/21	110,925
70	Ohio Power Company (Series K)	6.00	06/01/16	67,073
100	Texas Competitive Electric Holding Co. - 144A (d)	10.25	11/01/15	71,500
265	Texas Competitive Electric Holding Co. - 144A (d)	10.50	11/01/15	189,475
50	Texas Eastern Transmission	7.00	07/15/32	46,349
35	Union Electric Co.	6.70	02/01/19	31,948
15	Virginia Electric & Power Co	8.875	11/15/38	19,041
				1,046,675
	Electrical Products (0.1%)
45	Cooper Industries, Inc.	5.25	11/15/12	45,495
	Electronic Equipment/Instruments (0.1%)
25	Xerox Corp.	6.35	05/15/18	19,584

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Electronic Production Equipment (0.3%)
$105	KLA Instruments Corp.	6.90%	05/01/18	$79,540
	Engineering & Construction (0.1%)
45	Edison Mission Energy	7.75	06/15/16	40,275
	Finance/Rental/Leasing (1.6%)
620	Ford Motor Credit Co LLC.	7.25	10/25/11	453,177
60	SLM Corp.	8.45	06/15/18	47,508
				500,685
	Financial Conglomerates (1.3%)
389	GMAC LLC 144A (d)	6.875	09/15/11	311,063
7	GMAC LLC 144A (d)	7.50	12/31/13	5,108
9	GMAC LLC 144A (d)	8.00	12/31/18	4,719
45	JPMorgan Chase & Co.	6.00	01/15/18	47,582
35	Prudential Financial, Inc.	6.625	12/01/37	23,923
				392,395
	Food Retail (1.1%)
160	Albertson's, Inc.	7.50	02/15/11	148,000
27	CA FM Lease Trust - 144A (d)	8.50	07/15/17	27,945
144	Delhaize America, Inc.	9.00	04/15/31	145,981
				321,926
	Food: Major Diversified (0.3%)
25	ConAgra Foods, Inc.	7.00	10/01/28	24,590
10	ConAgra Foods, Inc.	8.25	09/15/30	10,996
50	Kraft Foods Inc.	6.125	08/23/18	49,382
				84,968
	Food: Meat/Fish/Dairy (0.5%)
85	Michael Foods Inc. (Series B)	8.00	11/15/13	73,525
100	Pilgrim's Pride Corp. (g) (h)	7.625	05/01/15	27,500
85	Smithfield Foods Inc.	7.00	08/01/11	60,775
				161,800
	Foods & Beverages (0.1%)
30	Dr Pepper Snapple Group - 144A (d)	6.82	05/01/18	29,641
	Gas Distributors (0.3%)
80	Equitable Resources, Inc.	6.50	04/01/18	74,851
30	NiSource Finance Corp.	6.80	01/15/19	18,892
				93,743

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Home Building (0.1%)
$45	Pulte Homes, Inc.	6.375%	05/15/33	$24,075
	Home Improvement Chains (0.2%)
55	Home Depot Inc.	5.40	03/01/16	49,291
	Hospital/Nursing Management (2.2%)
125	Columbia/HCA Healthcare Corp.	7.69	06/15/25	59,307
115	Community Health Systems	8.875	07/15/15	106,375
95	HCA, Inc.	5.75	03/15/14	57,950
175	HCA, Inc	6.25	02/15/13	110,250
135	Sun Healthcare Group Inc.	9.125	04/15/15	118,800
215	Tenet Healthcare Corp.	7.375	02/01/13	154,263
70	Tenet Healthcare Corp.	9.875	07/01/14	56,700
				663,645
	Hotels/Resorts/Cruiselines (0.1%)
25	Starwood Hotels & Resorts	6.75	05/15/18	13,770
	Household/Personal Care (0.2%)
55	Procter & Gamble Co	4.60	01/15/14	57,699
	Industrial Conglomerates (0.7%)
185	General Electric Co.	5.25	12/06/17	184,760
15	Honeywell International, Inc.	5.30	03/01/18	15,332
				200,092
	Industrial Machinery (0.1%)
30	Parker-Hannifin Corp.	5.50	05/15/18	29,055
	Industrial Specialties (0.4%)
165	Johnsondiversy, Inc.	9.625	05/15/12	136,125
	Insurance Brokers/Services (0.4%)
190	Farmers Exchange Capital - 144A (d)	7.05	07/15/28	116,554
	Integrated Oil (0.3%)
30	ConocoPhillips	5.20	05/15/18	29,250
30	Marathon Oil Corp.	5.90	03/15/18	25,097
40	Marathon Oil Corp.	6.00	10/01/17	34,162
				88,509
	Investment Banks/Brokers (0.9%)
25	Bear Stearns Companies Inc. (The)	7.25	02/01/18	27,442
10	Goldman Sachs Group Inc. (The)	6.15	04/01/18	9,626
70	Goldman Sachs Group Inc. (The)	6.75	10/01/37	56,988

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$100	Merrill Lynch & Co.	6.11%	01/29/37	$90,176
40	Merrill Lynch & Co.	6.875	04/25/18	41,913
35	NYSE Euronext	4.80	06/28/13	33,982
				260,127
	Major Banks (1.2%)
105	Bank of America Corp.	5.65	05/01/18	105,813
10	Bank of America Corp.	5.75	12/01/17	10,002
15	Bank of New York Mellon	4.50	04/01/13	14,929
40	Bank of New York Mellon	5.125	08/27/13	40,915
15	Credit Suisse New York	5.125	08/15/15	13,642
35	Credit Suisse New York	6.00	02/15/18	32,196
90	Wachovia Capital Trust III	5.80	03/15/42	53,123
105	Wells Fargo Company	5.625	12/11/17	109,736
				380,356
	Major Telecommunications (1.0%)
75	AT&T Corp.	8.00	11/15/31	94,487
40	Rogers Communications	6.80	08/15/18	40,488
10	SBC Communications, Inc.	6.15	09/15/34	10,311
70	Sprint Capital Corp.	6.00	12/01/16	49,421
45	Sprint Capital Corp.	6.90	05/01/19	32,003
55	Sprint Capital Corp.	8.75	03/15/32	37,195
35	Verizon Communications	5.50	02/15/18	33,724
				297,629
	Managed Health Care (0.1%)
50	UnitedHealth Group Inc.	6.00	02/15/18	46,210
	Media Conglomerates (0.5%)
30	Time Warner, Inc.	5.875	11/15/16	26,936
45	Time Warner, Inc.	6.75	07/01/18	43,401
35	Time Warner, Inc.	8.75	02/14/19	38,121
70	Viacom, Inc.	6.875	04/30/36	55,466
				163,924
	Medical Specialties (0.6%)
15	Baxter International	5.375	06/01/18	15,709
40	Covidien International Finance	6.00	10/15/17	39,527
110	Hospira, Inc.	1.948	03/30/10	107,344
40	Invacare Corp.	9.75	02/15/15	35,600
				198,180

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Medical/Nursing Services (0.6%)
$181	Fresenius Medical Care Capital Trust	7.875%	06/15/11	$172,855
	Metal Fabrications (0.1%)
40	Hexcell Corp.	6.75	02/01/15	30,600
	Miscellaneous (0.1%)
25	Transcanada Pipelines Ltd.	6.50	08/15/18	24,570
	Miscellaneous Commercial Services (0.6%)
55	Iron Mountain Inc.	7.75	01/15/15	49,638
140	Iron Mountain Inc.	8.625	04/01/13	132,300
				181,938
	Motor Vehicles (0.2%)
55	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	40,299
30	Harley-Davidson Funding - 144A (d)	6.80	06/15/18	16,212
				56,511
	Multi-Line Insurance (0.4%)
160	AIG SunAmerica Global Financing VI - 144A (d)	6.30	05/10/11	137,650
	Oil - Exploration & Production (0.3%)
70	Forest Oil Corp	7.25	06/15/19	51,450
55	Forest Oil Corp	7.75	05/01/14	46,475
				97,925
	Oil & Gas Pipelines (0.8%)
35	Sonat, Inc	7.625	07/15/11	32,086
95	Pacific Energy Partners/Finance	7.125	06/15/14	83,066
175	Williams Companies, Inc. (The)	7.875	09/01/21	134,115
				249,267
	Oil & Gas Production (2.3%)
110	Chaparral Energy Inc.	8.875	02/01/17	22,550
320	Chesapeake Energy Corp.	7.50	09/15/13	276,800
20	Devon Financing Corp.	7.875	09/30/31	22,083
95	Hilcorp Energy/Finance - 144A (d)	7.75	11/01/15	67,450
115	Newfield Exploration Co	6.625	09/01/14	94,875
70	Plains Exploration & Production Co.	7.625	06/01/18	48,300
55	Plains Exploration & Production Co.	7.75	06/15/15	41,800
170	Sandrige Energy	8.625	04/01/15	90,100
45	XTO Energy Inc.	5.50	06/15/18	40,810
				704,768

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oilfield Services/Equipment (0.1%)
$30	Weatherford International, Inc.	6.00%	03/15/18	$25,235
	Packaged Software (0.1%)
40	Oracle Corp.	5.75	04/15/18	41,914
	Pharmaceuticals: Major (0.3%)
40	GlaxoSmithKline Cap Inc.	5.65	05/15/18	42,090
30	Wyeth	5.45	04/01/17	30,605
10	Wyeth	5.50	02/15/16	10,198
				82,893
	Pharmaceuticals: Other (0.1%)
40	Axcan Intermediate Holding	12.75	03/01/16	33,800
	Property - Casualty Insurers (0.1%)
25	Ace In A Holdings	5.60	05/15/15	22,724
	Publishing: Books/Magazines (0.1%)
95	Dex Media West/Finance	9.875	08/15/13	22,800
	Pulp & Paper (0.2%)
35	Glatfelter P.H.	7.125	05/01/16	30,625
45	Newpage Corp	10.00	05/01/12	20,025
				50,650
	Railroads (0.1%)
30	Union Pacific Corp.	5.45	01/31/13	29,125
	Restaurants (0.1%)
30	Aramark Corp.	8.50	02/01/15	27,300
15	Tricon Global Restaurants, Inc.	8.875	04/15/11	15,201
				42,501
	Semiconductors (0.1%)
70	Freescale Semiconductor	8.875	12/15/14	31,150
	Services to the Health Industry (0.7%)
40	Biomet Inc.	11.625	10/15/17	34,400
75	HealthSouth Corp	10.75	06/15/16	69,188
40	Medco Health Solutions	7.125	03/15/18	37,024
70	Omnicare Inc.	6.75	12/15/13	59,850
				200,462

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Specialty Stores (0.2%)
$150	Sonic Automotive, Inc.	8.625%	08/15/13	$56,625
	Specialty Telecommunications (1.3%)
85	American Tower Corp.	7.125	10/15/12	84,150
90	American Tower Corp.	7.50	05/01/12	89,100
70	Citizens Communications	7.125	03/15/19	47,250
70	Qwest Capital Funding	7.25	02/15/11	59,150
110	Qwest Capital Funding	8.875	03/15/12	102,300
				381,950
	Tobacco (0.4%)
45	Philip Morris International Inc.	5.65	05/16/18	44,690
75	Reynolds American Inc.	6.50	07/15/10	74,551
				119,241
	Water Utilities (0.3%)
100	Nalco Co.	7.75	11/15/11	96,500
	Wireless Telecommunications (0.6%)
50	Nextel Communications	6.875	10/31/13	21,261
180	Wind Acquisition Finance SA - 144A (d)	10.75	12/01/15	155,700
				176,961
	Total Corporate Bonds (Cost $15,326,612)			11,530,048
	U.S. Government Agencies & Obligations (19.5%)
200	Federal Home Loan Mortgage Corp.	6.75	03/15/31	294,272
200	Federal National Mortgage Assoc.	5.00	05/11/17	228,439
	U.S. Treasury Bond
150		4.50	02/15/36	199,336
140		4.50	05/15/38	191,122
16		8.75	05/15/17	23,550
40		8.875	08/15/17	59,559
29		8.875	02/15/19	44,592
41		9.00	11/15/18	63,339
6		9.125	05/15/18	9,281
	U.S. Treasury Note
30		3.75	11/15/18	33,970
725		5.375	02/15/31	996,422

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	U.S. Treasury Strips
$2,015		0.00%		11/15/19	$1,428,520
700		0.00		05/15/21	463,115
1,975		0.00		11/15/21	1,279,656
920		0.00		11/15/21	597,225
	Total U.S. Government Agencies & Obligations (Cost $5,103,678)				5,912,398
	U.S. Government Agencies-Mortgage-Backed Securities (9.5%)
150	Federal Home Loan Mortgage Corp. (0.5%)	5.00		(k)	153,305
	Federal National Mortgage Assoc. (7.6%)
750		5.00		(k)	765,821
925		5.50		(k)	948,269
250		6.00		(k)	257,383
219		6.50		07/01/29 - 11/01/33	229,436
35		7.00		02/01/33	37,022
25		7.50		10/01/31	26,302
27		8.00		02/01/12 - 01/01/31	28,831
					2,293,064
	Federal National Mortgage Assoc. (ARM) (1.3%)
220		4.958	(e)	07/01/36	207,175
211		4.975	(e)	08/01/36	199,231
					406,406
	Government National Mortgage Assoc. (0.1%)
38		7.50		04/15/26 - 08/15/29	39,988
1		8.00		06/15/26	772
					40,760
	Total U.S. Government Agencies-Mortgage-Backed Securities (Cost $2,907,167)				2,893,535
	Collateralized Mortgage Obligations (2.1%)
	U.S. Government Agencies (0.7%)
	Federal National Mortgage Assoc. (0.2%)
103	IO (c)	6.50		12/01/29	10,961
82	IO (c)	7.00		11/01/19	10,363
94	IO (c)	7.00		12/01/34	12,950
158	IO (c)	8.00		06/01/35	23,524
					57,798

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$184	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2 (0.5%)	0.621	(e)%	09/25/45	$152,551
	Total U.S. Government Agencies				210,349
	Private Issues (1.4%)
	American Home Mortgage Investment Trust
303	2005-2 1A1 (c)	0.771	(e)	09/25/45	123,554
135	2006-4 1A3 (c)	0.781	(e)	10/25/46	10,621
136	2007-5 A3 (c)	0.771	(e)	06/25/47	9,999
	Bear Stearns Mortgage Funding Trust
2,389	2007-N2 12C (IO) (c)	0.00	(e)	01/27/37	239
3,596	2007-N2 13C (IO) (c)	0.00	(e)	01/27/37	360
5,109	2007-N2 14C (IO) (c)	0.00	(e)	01/27/37	511
3,702	2007-N3 10C (IO) (c)	0.00	(e)	06/26/36	370
3,923	2007-N5 5C (IO) (c)	0.039	(e)	04/25/37	392
	Countrywide Alternative Loan Trust
149	2006-0A21 A3 (c)	0.788	(e)	03/20/47	13,446
2,643	2006-0A22 CP (IO) (c)	0.00	(e)	02/25/47	264
1,323	2007-0A7 CP (c)	0.00	(e)	05/25/47	132
	Deutsche Alt-A Securities Income Mortgage
144	2006-OA1 A3 (c)	3.086	(e)	02/25/47	15,843
	Greenpoint Mortgage Funding Trust
425	2006-AR4 M2 (c)	0.901	(e)	09/25/46	2,171
451	2006-AR5 M2 (c)	0.881	(e)	10/25/46	2,250
401	2006-AR7 M2 (c)	0.901	(e)	12/25/46	2,301
	Harborview Mortgage Loan Trust
145	2006-9 NIM - 144A (d) (c)	0.00	(e)	12/15/36	14
	Indymac Index Mortgage Loan Trust
147	2005-AR4 2A1A (c)	0.751	(e)	03/25/35	67,577
	Mastr Adjustable Rate Mortgages Trust
125	2006-OA1 3A3 (c)	3.196	(e)	04/25/46	13,096
	Residential Accredit Loans, Inc.
1,577	2007-Q03 SB (IO) (c)	0.502	(e)	03/25/47	158
2,768	2007-Q04 SB (IO) (c)	2.046	(e)	05/25/47	277
7,228	2007-Q05 SB (IO) (c)	0.00	(e)	08/25/47	723
	Structured Asset Mortgage Investments, Inc.
305	2005-14 A1 (c)	0.781	(e)	07/25/35	127,897
120	2006-AR6 1A5 (c)	0.751	(e)	07/25/36	14,037
	Total Private Issues				406,232
	Total Collateralized Mortgage Obligations (Cost $3,693,720)				616,581

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (0.8%)
	Finance/Rental/Leasing
$250	Capital Auto Receivables Asset Trust 2006-2 A3B	1.255	(e)%	05/15/11	$239,026
20	Specialty Underwriting & Residential Finance 2004-BC2 A2	0.741	(e)	05/25/35	9,143
	Total Asset-Backed Securities (Cost $269,102)				248,169
	Convertible Bonds (0.4%)
	Cable/Satellite TV (0.3%)
130	Charter Communications Inc	10.875		09/15/14	104,650
	Oilfield Services/Equipment (0.1%)
35	Key Energy Group Inc	8.375		12/01/14	23,275
	Total Convertible Bonds (Cost $134,332)				127,925
	Total United States (Cost $27,434,611)				21,328,656
	Total Government & Corporate Bonds (Cost $32,871,481)				25,613,821

NUMBER OF SHARES
	Common Stocks (0.0%)
	Casino/Gaming (0.0%)
787	Fitzgeralds Gaming Corp. (c) (l) (m)	0
	Electric Utilities (0.0%)
13	PNM Resources Inc. (b)	131
	Food: Specialty/Candy (c) (0.0%)
100	SFAC New Holdings Inc. (n)	0
18	SFFB New Holdings Inc.	0
		0
	Specialty Telecommunications (b) (l) (0.0%)
1,171	Birch Telecom Inc. (c) (o)	12
109	XO Holdings, Inc.	18
		30
	Textiles (0.0%)
11,192	U.S. Leather, Inc. (b) (c) (l)	0

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES			VALUE
	Wireless Telecommunications (0.0%)
46	USA Mobility, Inc. (b)		$532
	Total Common Stocks (Cost $1,904,442)		693
	Preferred Stock (0.1%)
	Financial Conglomerates
82	Preferred Blocker, Inc (GMAC LLC) 144A (d) (Cost $34,389)		34,389
	Convertible Preferred Stock (0.0%)
	Finance/Rental/Leasing
360	Fannie Mae SER 2008-1 (Cost $18,000)		392
NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (l) (0.0%)
	Casino/Gaming (0.0%)
9,000	Aladdin Gaming Enterprises, Inc. - 144A (c) (d)	03/01/10	0
	Specialty Telecommunications (b) (0.0%)
219	XO Holdings, Inc. (Series A)	01/15/10	1
164	XO Holdings, Inc. (Series B)	01/16/10	1
164	XO Holdings, Inc. (Series C)	01/16/10	0
			2
	Total Warrants (Cost $249)		2
NUMBER OF CONTRACTS
	Call Options Purchased (0.2%)
27	90 day Euro$ Futures March/2010 @ 97.75 (Cost $24,371)		62,775

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (24.8%)
	Investment Company (p) (21.3%)
6,477	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $6,476,953)		01/02/09	$6,476,953
PRINCIPAL AMOUNT IN THOUSANDS
	U.S. Government Obligations (q) (3.5%)
$1,060	U.S. Treasury Bills (Cost $1,059,460)	0.06% - 0.86%	01/15/09	1,059,464
	Total Short-Term Investments (Cost $7,536,413)			7,536,417
	Total Investments (Cost $42,389,345) (r) (s)		109.4%	33,248,489
	Total Written Options Outstanding (Premiums received $13,428)		(0.1)	(38,981)
	Liabilities in Excess of Other Assets		(9.3)	(2,808,699)
	Net Assets		100.0%	$30,400,809

IO  Interest Only security.

ARM  Adjustable Rate Mortgage. Interest rate in effect as of December 31, 2008.

(a)  Capital appreciation bond.

(b)  Acquired through exchange offer.

(c)  Securities with a total market value equal to $464,042 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

(d)  Resale is restricted to qualified institutional investors.

(e)  Floating rate security, rate shown is the rate in effect at December 31, 2008.

(f)  Security issued with perpetual maturity.

(g)  Issuer in bankruptcy.

(h)  Non-income producing security; bond in default.

(i)  Currency index credit linked unsecured note.

(j)  Payment-in-kind security.

(k)  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(l)  Non-income producing security.

(m)  Resale is restricted; acquired (12/22/98) at a cost basis of $3,549.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

(n)  Resale is restricted; acquired (06/10/99) at a cost basis of $1.

(o)  Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.

(p)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(q)  All or a portion of this security has been physically segregated in connection with open futures contracts in the amount of $64,705.

(r)  Securities have been designated as collateral in an amount equal to $7,946,987 in connection with securities purchased on a forward commitment basis, forward foreign currency, futures and swap contracts.

(s)  The aggregate cost for federal income tax purposes is $42,591,849. The aggregate gross unrealized appreciation is $1,028,515 and the aggregate gross unrealized depreciation is $10,371,875, resulting in net unrealized depreciation of $9,343,360.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED DEPRECIATION
EUR	73,000		$99,543	01/09/09	$(1,882)
	$19,135	MXN	260,000	01/12/09	(441)
Total Unrealized Depreciation					$(2,323)

Currency Abbreviations:

BRL  Brazilian Real.

EUR  Euro.

MXN  Mexican New Peso.

NGN  Nigerian Naira.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
6	Long	U.S.Treasury Bonds 20 Year, March 2009	$828,281	$45,532
7	Long	U.S.Treasury Notes 2 Year, March 2009	1,526,438	12,337
3	Short	Swap Future 5 Year, March 2009	(353,578)	(335)
1	Short	U.S.Treasury Notes 5 Year, March 2009	(119,055)	(1,366)
23	Short	Swap Future 10 Year, March 2009	(2,977,781)	(72,986)
19	Short	U.S.Treasury Notes 10 Year, March 2009	(2,389,250)	(151,949)
Net Unrealized Depreciation				$(168,767)

INTEREST RATE SWAP CONTRACTS OPEN AT DECEMBER 31, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A. ***	$1,088	Fixed Rate 5.37%	Floating Rate 0.00#%	February 12, 2018	$110,911
Bank of America N.A. ***	860	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	75,895
Bank of America N.A. ***	1,340	Fixed Rate 4.982	Floating Rate 0.00#	April 15, 2018	113,297
Bank of America N.A. ***	5,818	Fixed Rate 4.778	Floating Rate 0.00#	October 10, 2018	424,190
Bank of America N.A. ***	4,171	Fixed Rate 5.557	Floating Rate 0.00#	July 24, 2023	318,956
Bank of America N.A. ***	2,692	Fixed Rate 4.797	Floating Rate 0.00#	October 7, 2023	131,688
Deutsche Bank AG	7,100	Fixed Rate 5.349	Floating Rate 2.153#	May 24, 2017	1,547,658
Deutsche Bank AG	2,500	Fixed Rate 5.198	Floating Rate 4.207#	October 4, 2017	537,025
Goldman Sachs International ***	3,200	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	360,736
Goldman Sachs International ***	1,346	Fixed Rate 4.79	Floating Rate 0.00#	October 7, 2023	65,478
JPMorgan Chase Bank N.A. New York	2,765	Fixed Rate 4.07	Floating Rate 2.148#	May 16, 2013	230,822
JPMorgan Chase Bank N.A. New York	1,000	Fixed Rate 5.472	Floating Rate 2.148#	August 16, 2017	232,240
JPMorgan Chase Bank N.A. New York	1,000	Fixed Rate 5.463	Floating Rate 2.148#	August 17, 2017	231,640

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank N.A. New York		$1,000	Fixed Rate 5.451%	Floating Rate 2.217#%	August 20, 2017	$230,830
Bank of America N.A. ***		1,398	Floating Rate 0.00#	Fixed Rate 5.815	February 12, 2023	(122,800)
Bank of America N.A.		1,750	Floating Rate 3.761#	Fixed Rate 4.745	June 30, 2018	(330,208)
Bank of America N.A.		2,840	Floating Rate 3.026#	Fixed Rate 4.67	August 4, 2018	(514,580)
Bank of America N.A.		1,320	Floating Rate 4.818#	Fixed Rate 4.242	October 10, 2038	(397,544)
Bank of America N.A. ***		3,253	Floating Rate 0.00#	Fixed Rate 5.38	July 24, 2018	(323,608)
Bank of America N.A. ***		2,155	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(159,239)
Bank of America N.A. ***		1,100	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(81,840)
Bank of America N.A. ***		1,610	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(114,552)
Barclays Bank ^^		1,225	Floating Rate 4.141#	Fixed Rate 0.00	November 15, 2019	(160,272)
Barclays Bank ^^		920	Floating Rate 4.026#	Fixed Rate 0.00	November 15, 2021	(131,101)
Deutsche Bank AG ^^		750	Floating Rate 4.117#	Fixed Rate 0.00	November 15, 2021	(94,395)
Goldman Sachs International ***		1,077	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(79,601)
Goldman Sachs International ***		4,105	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(392,110)
JPMorgan Chase Bank N.A. New York		3,300	Floating Rate 3.192#	Fixed Rate 4.408	May 1, 2018	(516,153)
JPMorgan Chase Bank N.A. New York ^^		535	Floating Rate 4.314#	Fixed Rate 0.00	November 15, 2019	(65,812)
JPMorgan Chase Bank N.A. New York ^^		700	Floating Rate 3.946#	Fixed Rate 0.00	May 15, 2021	(101,419)
JPMorgan Chase Bank N.A. New York ^^		1,225	Floating Rate 4.141#	Fixed Rate 0.00	November 15, 2021	(168,736)
UBS AG ^^		255	Floating Rate 4.526#	Fixed Rate 0.00	November 15, 2019	(29,860)
Bank of America N.A. ***	EUR	1,450	Fixed Rate 4.415	Floating Rate 0.00^	October 7, 2018	8,766
Deutsche Bank AG ***		5,460	Fixed Rate 5.268	Floating Rate 0.00^	July 3, 2023	197,938
Deutsche Bank AG ***		2,178	Fixed Rate 4.957	Floating Rate 0.00^	July 24, 2018	80,169
Bank of America N.A. ***		1,818	Floating Rate 0.00^	Fixed Rate 4.39	October 7, 2023	607
Deutsche Bank AG ***		4,355	Floating Rate 0.00^	Fixed Rate 4.934	July 1, 2018	(157,758)
Deutsche Bank AG ***		2,730	Floating Rate 0.00^	Fixed Rate 5.187	July 24, 2023	(89,937)
Net Unrealized Appreciation						$867,321

#  Floating rate based on USD-3 Months LIBOR.

^  Floating rate based on EUR-6 Months EURIBOR.

^^  Fund will make payment of $475,043, $412,031, $323,463, $202,414 $306,551, $545,072, and $95,443, respectively, on termination date.

***  Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments  ■  December 31, 2008 continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT DECEMBER 31, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION	UPFRONT PAYMENT	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+
								(unaudited)
Bank of America, N.A. Carnival Corp.	Buy	$115	1.57%	March 20, 2018	$15,064	—	$15,064	A-2

+  Credit rating as issued by Standard and Poor's.

OPTIONS WRITTEN AT DECEMBER 31, 2008:

NUMBER OF CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	PREMIUM	VALUE
27	Call Options on 90 day Euro$ Futures	$98.25	March 2010	$13,428	$38,981

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (65.4%)
	Aerospace & Defense (1.6%)
13,340	Raytheon Co.	$680,874
	Airlines (0.4%)
9,900	Continental Airlines, Inc. (Class B) (b)	178,794
	Auto Parts: O.E.M. (0.2%)
3,629	Autoliv, Inc.	77,878
	Beverages: Non-Alcoholic (0.7%)
6,410	Coca-Cola Co. (The)	290,181
	Cable/Satellite TV (1.3%)
32,806	Comcast Corp. (Class A)	553,765
	Chemicals: Major Diversified (1.7%)
12,360	Bayer AG (ADR) (Germany)	734,184
	Computer Communications (0.9%)
22,270	Cisco Systems, Inc. (b)	363,001
	Computer Peripherals (0.2%)
6,300	EMC Corp. (b)	65,961
	Computer Processing Hardware (1.1%)
12,360	Hewlett-Packard Co.	448,544
	Department Stores (0.4%)
17,700	Macy's, Inc.	183,195
	Discount Stores (1.4%)
10,800	Wal-Mart Stores, Inc.	605,448
	Electric Utilities (3.8%)
24,320	American Electric Power Co., Inc.	809,370
3,990	Entergy Corp.	331,689
9,710	FirstEnergy Corp.	471,712
		1,612,771
	Electronic Production Equipment (0.5%)
10,700	ASML Holding N.V. (NY Registered Shares) (Netherlands)	193,349
	Electronics/Appliances (0.8%)
15,000	Sony Corp. (ADR) (Japan)	328,050
	Financial Conglomerates (3.7%)
45,685	JPMorgan Chase & Co.	1,440,448
19,112	Mizuho Financial Group, Inc. (ADR) (Japan)	110,276
		1,550,724

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Food: Major Diversified (2.7%)
10,850	Kraft Foods Inc. (Class A)	$291,323
34,930	Unilever N.V. (NY Registered Shares) (Netherlands)	857,532
		1,148,855
	Food: Specialty/Candy (1.8%)
20,999	Cadbury PLC (ADR) (United Kingdom)	749,041
	Home Improvement Chains (1.3%)
24,482	Home Depot, Inc. (The)	563,576
	Household/Personal Care (1.7%)
9,080	Estee Lauder Cos. Inc. (The) (Class A)	281,117
2,490	Kimberly-Clark Corp.	131,323
5,260	Procter & Gamble Co. (The)	325,173
		737,613
	Industrial Conglomerates (1.8%)
20,300	General Electric Co.	328,860
3,740	Siemens AG (ADR) (Germany)	283,305
7,202	Tyco International Ltd. (Bermuda)	155,563
		767,728
	Insurance Brokers/Services (2.4%)
42,130	Marsh & McLennan Cos., Inc.	1,022,495
	Integrated Oil (4.4%)
6,800	BP PLC (ADR) (United Kingdom)	317,832
3,580	ConocoPhillips	185,444
8,120	Exxon Mobil Corp.	648,220
2,400	Hess Corp.	128,736
10,940	Royal Dutch Shell PLC (ADR) (United Kingdom)	579,164
		1,859,396
	Investment Banks/Brokers (0.9%)
23,392	Schwab (Charles) Corp. (The)	378,249
	Major Banks (3.9%)
32,766	Bank of America Corp.	461,345
19,891	KeyCorp	169,471
8,738	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	54,263
10,688	PNC Financial Services Group, Inc.	523,712
23	Sumitomo Mitsui Financial Group, Inc. (g)	99,630
11,665	SunTrust Banks, Inc.	344,584
		1,653,005
	Major Telecommunications (1.7%)
21,330	Verizon Communications Inc.	723,087

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Media Conglomerates (3.5%)
86,754	Time Warner Inc.	$872,745
31,758	Viacom Inc. (Class B) (b)	605,307
		1,478,052
	Medical Distributors (0.5%)
5,900	Cardinal Health, Inc.	203,373
	Medical Specialties (1.4%)
29,290	Boston Scientific Corp. (b)	226,705
9,892	Covidien Ltd. (Bermuda)	358,486
		585,191
	Motor Vehicles (0.3%)
8,002	Harley-Davidson, Inc.	135,794
	Oil & Gas Production (2.6%)
6,000	Anadarko Petroleum Corp.	231,300
3,900	Devon Energy Corp.	256,269
10,410	Occidental Petroleum Corp.	624,496
		1,112,065
	Oilfield Services/Equipment (0.5%)
4,600	Schlumberger Ltd. (Netherlands Antilles)	194,718
	Other Consumer Services (1.0%)
31,400	eBay Inc. (b)	438,344
	Packaged Software (0.1%)
4,256	Symantec Corp. (b)	57,541
	Personnel Services (0.4%)
3,200	Manpower Inc.	108,768
2,900	Robert Half International, Inc.	60,378
		169,146
	Pharmaceuticals: Major (7.9%)
11,770	Abbott Laboratories	628,165
26,290	Bristol-Myers Squibb Co.	611,243
9,410	Novartis AG (ADR) (Switzerland)	468,242
6,780	Roche Holdings AG (ADR) (Switzerland)	518,602
46,150	Schering-Plough Corp.	785,935
8,440	Wyeth	316,584
		3,328,771
	Precious Metals (1.0%)
10,250	Newmont Mining Corp.	417,175

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers (2.9%)
12,022	Chubb Corp. (The)	$613,122
13,421	Travelers Cos., Inc. (The)	606,629
		1,219,751
	Restaurants (0.4%)
16,700	Starbucks Corp. (b)	157,982
	Semiconductors (0.7%)
18,919	Intel Corp.	277,352
	Telecommunication Equipment (0.2%)
47,990	Alcatel-Lucent (ADR) (France) (b)	103,178
	Tobacco (0.7%)
6,880	Phillip Morris International Inc.	299,348
	Total Common Stocks (Cost $33,349,286)	27,647,545

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (10.3%)
	Accident & Health Insurance (0.1%)
$25	Travelers Cos, Inc. (The)	5.80%	05/15/18	24,126
	Aerospace & Defense (0.1%)
37	Systems 2001 Asset Trust - 144A (Cayman Islands) (a)	6.664	09/15/13	32,876
	Agricultural Commodities/Milling (0.0%)
20	Archer-Daniels-Midland Co.	5.45	03/15/18	19,722
	Airlines (0.1%)
92	America West Airlines, LLC (Series 01-1)	7.10	04/02/21	56,884
	Beverages: Alcoholic (0.1%)
25	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	26,659
35	FBG Finance Ltd. - 144A (Australia) (a)	5.125	06/15/15	28,888
				55,547
	Biotechnology (0.2%)
35	Amgen Inc.	5.85	06/01/17	36,206
30	Biogen Idec Inc.	6.875	03/01/18	29,361
				65,567
	Cable/Satellite TV (0.1%)
25	Comcast Corp.	5.70	05/15/18	23,487
15	Comcast Corp.	6.50	01/15/15	14,762
				38,249

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Chemicals: Agricultural (0.0%)
$10	Monsanto Co.	5.125%		04/15/18	$10,512
	Chemicals: Major Diversified (0.0%)
20	E.I. du Pont de Nemours & Co.	6.00		07/15/18	21,044
	Computer Processing Hardware (0.1%)
25	Dell Inc.	5.65		04/15/18	22,415
10	Hewlett-Packard Co.	5.50		03/01/18	10,110
					32,525
	Department Stores (0.2%)
95	General Electric Capital Corp.	5.625		05/01/18	95,861
	Discount Stores (0.1%)
40	Wal-Mart Stores, Inc.	4.25		04/15/13	41,211
	Diversified Manufacturing (0.2%)
75	Tyco Electronics Group S.A. (Luxembourg)	5.95		01/15/14	65,032
	Drugstore Chains (0.1%)
5	CVS Caremark Corp.	5.75		06/01/17	4,715
5	CVS Caremark Corp.	5.75		08/15/11	5,020
43	CVS Pass Through Trust - 144A (a)	6.036		12/10/28	26,163
15	Walgreen Co.	4.875		08/01/13	15,464
					51,362
	Electric Utilities (1.0%)
10	Alabama Power Co.	5.80		11/15/13	10,418
35	Carolina Power & Light Inc.	5.125		09/15/13	35,146
20	CenterPoint Energy Resources Corp.	6.25		02/01/37	14,156
10	CenterPoint Energy Resources Corp. (Series B)	7.875		04/01/13	9,271
25	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	25,143
20	Consumers Energy Co. (Series H)	4.80		02/17/09	19,959
20	Detroit Edison Co. (The)	6.125		10/01/10	20,124
55	E.ON International Finance BV - 144A (Netherlands) (a)	5.80		04/30/18	51,514
45	Entergy Gulf States, Inc.	2.603	(e)	12/01/09	43,352
10	Georgia Power Co.	6.00		11/01/13	10,522
25	Ohio Edison Co.	6.40		07/15/16	22,477
45	Ohio Power Co. (Series K)	6.00		06/01/16	43,118
20	PECO Energy Co.	5.35		03/01/18	19,127
20	PPL Energy Supply LLC	6.30		07/15/13	18,535
20	Public Service Co. of Colorado	6.50		08/01/38	22,391
25	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	24,408
25	Texas Eastern Transmission LP	7.00		07/15/32	23,174
20	Union Electric Co.	6.70		02/01/19	18,256
5	Virginia Electric & Power Co.	8.875		11/15/38	6,347
					437,438

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Electrical Products (0.1%)
$30	Cooper US Inc.	5.25%		11/15/12	$30,330
	Electronic Components (0.1%)
40	Koninklijke Philips Electronics N.V. (Netherlands)	5.75		03/11/18	36,918
	Electronic Equipment/Instruments (0.0%)
25	Xerox Corp.	6.35		05/15/18	19,584
	Electronic Production Equipment (0.0%)
30	KLA-Tencor Corp.	6.90		05/01/18	22,726
	Electronics/Appliances (0.0%)
25	LG Electronics Inc. - 144A (South Korea) (a)	5.00		06/17/10	22,212
	Finance/Rental/Leasing (0.1%)
40	Nationwide Building Society - 144A (United Kingdom) (a)	4.25		02/01/10	39,597
	Financial Conglomerates (0.6%)
40	American Express Credit Corp.	7.30		08/20/13	40,983
20	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	8,300
40	Citigroup Inc.	5.875		05/29/37	40,107
50	Citigroup Inc.	6.125		11/21/17	50,613
25	Citigroup Inc.	6.125		05/15/18	25,323
60	JPMorgan Chase & Co.	4.75		05/01/13	59,263
15	Prudential Financial, Inc. (Series MTN)	6.625		12/01/37	10,253
					234,842
	Food Retail (0.1%)
10	Delhaize America, Inc.	9.00		04/15/31	10,138
15	Kroger Co. (The)	5.00		04/15/13	14,454
5	Kroger Co. (The)	6.40		08/15/17	5,051
					29,643
	Food: Major Diversified (0.2%)
25	ConAgra Foods, Inc.	7.00		10/01/28	24,590
10	ConAgra Foods, Inc.	8.25		09/15/30	10,996
20	General Mills, Inc.	5.25		08/15/13	20,141
40	Kraft Foods Inc.	6.125		08/23/18	39,506
					95,233
	Foods & Beverages (0.0%)
20	Dr Pepper Snapple Group, Inc. - 144A (a)	6.82		05/01/18	19,761
	Gas Distributors (0.2%)
15	Equitable Resources, Inc.	6.50		04/01/18	14,035
25	NiSource Finance Corp.	2.723	(e)	11/23/09	22,531
25	NiSource Finance Corp.	6.80		01/15/19	15,743
25	Questar Market Resources, Inc.	6.80		04/01/18	24,096
					76,405

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Home Improvement Chains (0.1%)
$35	Home Depot, Inc. (The)	5.40%	03/01/16	$31,367
	Hotels/Resorts/Cruiselines (0.0%)
30	Starwood Hotels & Resorts Worldwide, Inc.	6.75	05/15/18	16,524
	Household/Personal Care (0.1%)
35	Procter & Gamble Co. (The)	4.60	01/15/14	36,718
	Industrial Conglomerates (0.3%)
125	General Electric Co.	5.25	12/06/17	124,838
20	Honeywell International Inc.	5.30	03/01/18	20,442
				145,280
	Industrial Machinery (0.0%)
20	Parker Hannifin Corp. (Series MTN)	5.50	05/15/18	19,370
	Integrated Oil (0.2%)
45	ConocoPhillips	5.20	05/15/18	43,875
10	Marathon Oil Corp.	5.90	03/15/18	8,366
30	Marathon Oil Corp.	6.00	10/01/17	25,622
20	Petro-Canada (Canada)	6.05	05/15/18	16,511
				94,374
	International Banks (0.1%)
25	UBS AG/Stamford Branch (Series DPNT)	5.875	12/20/17	23,005
	Investment Banks/Brokers (0.7%)
20	Bear Stearns Cos. LLC (The)	6.40	10/02/17	20,818
45	Bear Stearns Cos. LLC (The)	7.25	02/01/18	49,396
60	Goldman Sachs Group, Inc.	6.15	04/01/18	57,757
100	Goldman Sachs Group, Inc.	6.75	10/01/37	81,412
70	Merrill Lynch & Co., Inc. (Series MTN)	6.875	04/25/18	73,348
25	NYSE Euronext	4.80	06/28/13	24,273
				307,004
	Life/Health Insurance (0.1%)
25	MetLife, Inc. (Series A)	6.817	08/15/18	23,851
	Major Banks (1.0%)
110	Bank of America Corp.	5.75	12/01/17	110,018
35	Bank of New York Mellon Corp. (Series MTN)	4.50	04/01/13	34,835
35	Credit Suisse/New York NY (Switzerland)	6.00	02/15/18	32,196
15	Credit Suisse Inc.	5.125	08/15/15	13,642
55	HSBC Finance Corp.	6.75	05/15/11	54,791
40	Popular North America Inc. (Series MTN)	5.65	04/15/09	39,631
70	Wachovia Corp (Series MTN)	5.50	05/01/13	69,285
75	Wells Fargo & Co.	5.625	12/11/17	78,383
				432,781

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Major Telecommunications (0.8%)
$15	AT&T Corp.	8.00	(e) %	11/15/31	$18,897
5	AT&T Inc.	5.60		05/15/18	5,100
60	AT&T Inc.	6.30		01/15/38	63,644
15	Deutsche Telekom International Finance BV (Netherlands)	8.75	(e)	06/15/30	18,547
30	France Telecom S.A. (France)	8.50	(e)	03/01/31	37,770
20	SBC Communications, Inc.	6.15		09/15/34	20,623
30	Telecom Italia Capital S.A. (Luxembourg)	4.00		01/15/10	27,607
5	Telecom Italia Capital S.A. (Luxembourg)	4.95		09/30/14	3,811
25	Telecom Italia Capital S.A. (Luxembourg)	6.999		06/04/18	20,314
40	Telefonica Europe BV (Netherlands)	8.25		09/15/30	46,970
40	Verizon Communications Inc.	5.50		02/15/18	38,542
10	Verizon Communications Inc.	8.95		03/01/39	12,957
25	Verizon New England, Inc.	6.50		09/15/11	24,832
					339,614
	Managed Health Care (0.1%)
25	UnitedHealth Group Inc.	6.00		02/15/18	23,105
	Marine Shipping (0.1%)
30	Union Pacific Corp.	7.875		01/15/19	34,334
	Media Conglomerates (0.4%)
35	Time Warner Cable Inc.	6.75		07/01/18	33,756
20	Time Warner Cable Inc.	8.75		02/14/19	21,784
40	Time Warner Inc.	5.875		11/15/16	35,914
40	Viacom Inc.	6.875		04/30/36	31,695
45	Vivendi - 144A (France) (a)	6.625		04/04/18	36,373
					159,522
	Medical Specialties (0.1%)
5	Baxter International Inc.	5.375		06/01/18	5,236
30	Covidien International Finance S.A. (Luxembourg)	6.00		10/15/17	29,645
					34,881
	Miscellaneous (0.0%)
20	TransCanada Pipelines Ltd. (Canada)	6.50		08/15/18	19,656
	Motor Vehicles (0.1%)
35	Daimler Finance North American LLC	8.50		01/18/31	25,645
25	Harley-Davidson Funding Corp. - 144A (a)	6.80		06/15/18	13,510
					39,155
	Multi-Line Insurance (0.3%)
130	AIG SunAmerica Global Financing VI - 144A (a)	6.30		05/10/11	111,841

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oil & Gas Pipelines (0.1%)
$25	Kinder Morgan Energy Partners, L.P.	5.95%	02/15/18	$21,372
50	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	33,170
				54,542
	Oil & Gas Production (0.1%)
15	Devon Financing Corp. ULC (Canada)	7.875	09/30/31	16,562
30	XTO Energy, Inc.	5.50	06/15/18	27,207
				43,769
	Oil Refining/Marketing (0.1%)
30	Valero Energy Corp.	3.50	04/01/09	29,798
	Oilfield Services/Equipment (0.0%)
25	Weatherford International Ltd. (Bermuda)	6.00	03/15/18	21,029
	Other Metals/Minerals (0.1%)
70	Brascan Corp. (Canada)	7.125	06/15/12	43,050
15	Rio Tinto Finance Ltd. (Australia)	6.50	07/15/18	11,015
				54,065
	Packaged Software (0.1%)
35	Oracle Corp.	5.75	04/15/18	36,675
	Pharmaceuticals: Major (0.3%)
30	AstraZeneca PLC (United Kingdom)	5.90	09/15/17	31,936
40	Bristol-Myers Squibb Co.	5.45	05/01/18	41,491
40	GlaxoSmithKline Capital Inc.	5.65	05/15/18	42,090
20	Wyeth	5.45	04/01/17	20,404
				135,921
	Property - Casualty Insurers (0.3%)
20	ACE INA Holding Inc.	5.60	05/15/15	18,179
50	Berkshire Hathaway Finance Corp.	5.40	05/15/18	51,492
10	Chubb Corp. (The)	5.75	05/15/18	9,619
30	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	19,501
35	Xlliac Global Funding - 144A (a)	4.80	08/10/10	24,505
				123,296
	Railroads (0.1%)
25	Burlington Northern Santa Fe Corp.	6.125	03/15/09	25,057
10	Canadian National Railway Co. (Canada)	5.55	05/15/18	10,003
				35,060
	Restaurants (0.1%)
30	Tricon Global Restaurants, Inc.	8.875	04/15/11	30,402

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Savings Banks (0.2%)
$25	Household Finance Corp.	6.375%		10/15/11	$24,612
55	Sovereign Bancorp, Inc.	1.728	(e)	03/23/10	48,851
					73,463
	Services to the Health Industry (0.1%)
30	Medco Health Solutions, Inc.	7.125		03/15/18	27,767
	Steel (0.1%)
35	ArcelorMittal (Luxembourg)	6.125		06/01/18	24,004
	Tobacco (0.1%)
20	BAT International Finance PLC - 144A (United Kingdom) (a)	9.50		11/15/18	22,268
40	Philip Morris International Inc.	5.65		05/16/18	39,724
					61,992
	Trucks/Construction/Farm Machinery (0.1%)
10	Caterpillar Financial Services Corp. (Series MTN)	4.90		08/15/13	9,381
15	John Deere Capital Corp. (Series MTN)	5.75		09/10/18	14,625
					24,006
	Wireless Telecommunications (0.1%)
30	Vodafone Group PLC (United Kingdom)	5.625		02/27/17	28,312
	Total Corportate Bonds (Cost $4,699,236)				4,371,690
	Foreign Government Obligation (0.3%)
100	Federal Republic of Brazil (Cost $102,017)	6.00		01/17/17	103,750
	U.S. Government Agencies & Obligations (13.1%)
	Federal National Mortgage Assoc.
100		5.00		05/11/17	114,220
	Federal Home Loan Mortgage Corp.
340		5.50		08/23/17	401,674
100		6.75		03/15/31	147,136
	U.S. Treasury Bonds
215		4.50		05/15/38	293,509
200		6.00		02/15/26	279,188
800		7.125		02/15/23	1,160,875
49		8.75		05/15/17	72,122
120		8.875		08/15/17	178,678
88		8.875		02/15/19	135,314
127		9.00		11/15/18	196,195
19		9.125		05/15/18	29,389

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	U.S. Treasury Notes
$2,400		1.50		%10/31/10	$2,436,564
86		3.75		11/15/18	97,381
	Total U.S. Government Agencies & Obligations (Cost $5,382,905)				5,542,245
	Asset-Backed Securities (0.4%)
	Finance/Rental/Leasing
74	Capital Auto Receivables Assets Trust 2007-SN1 A3B	1.255	(e)	07/15/10	68,738
36	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	34,788
47	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	47,292
9	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	8,823
	Total Asset-Backed Securities (Cost $165,796)				159,641
	U.S. Government Agencies-Mortgage-Backed Securities (2.3%)
	Federal National Mortgage Assoc. (1.0%)
260		5.50		(f)	266,541
42		7.50		09/01/25 - 08/01/31	44,897
75		8.00		12/01/28 - 10/01/31	79,160
					390,598
	Federal National Mortgage Assoc. (ARM) (1.3%)
118		4.255		03/01/36	111,347
333		4.261		01/01/36	315,841
146		4.278		03/01/36	138,141
					565,329
	Government National Mortgage Assoc. (0.0%)
13		7.50		08/15/23 - 08/15/29	13,745
	Total U.S. Government Agencies-Mortgage-Backed Securities (Cost $1,012,632)				969,672
	Collateralized Mortgage Obligations (0.5%)
	U.S. Government Agencies
82	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	0.621	(e)	09/25/45	67,800
	Federal National Mortgage Assoc.
357	2005-68 XI (IO) (g)	6.00		08/25/35	29,207

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$119	2006-28 1A1	0.581	(e)%	03/25/36	$103,688
1,453	2006-28 1P (IO) (g)	3.623	(e)	03/25/36	10,896
	Total U.S. Government Agencies				211,591
	Private Issue
50	Harborview Mortgage Loan Trust 2006-SB1 M1 (g)	0.961	(e)	12/19/36	272
	Total Collateralized Mortgage Obligations (Cost $292,761)				211,863
NUMBER OF CONTRACTS
	Call Options Purchased (0.1%)
11	90 day Euro$ Futures March 2010 @ 97.75 (Cost $9,929)				25,575
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (8.4%)
	U.S. Government Obligation (0.2%)
$100	U.S. Treasury Bill (c) (d) (Cost $99,972)	0.72		01/15/09	99,972
NUMBER OF SHARES (000)
	Investment Company (h) (i) (8.2%)
3,473	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,472,743)				3,472,743
	Total Short-Term Investments Cost $3,572,715)				3,572,715
	Total Investments (Cost $48,587,277) (j) (k)			100.8%	42,604,696
	Liabilities in Excess of Other Assets			(0.8)	(315,734)
	Total Written Options Outstanding (Premium received $5,470)			0.0	(15,881)
	Net Assets			100.0%	$42,273,081

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

IO    Interest only security.

ADR  American depositary receipt.

ARM  Adjustable rate mortgage.

  (a)  Resale is restricted to qualified institutional investors.

  (b)  Non-income producing security.

  (c)  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $58,469.

  (d)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (e)  Floating Rate security, rate shown is the rate in effect at December 31, 2008.

  (f)  Security was purchased on a forward commitment basis with an approximate principal amount and no definite date, the actual principal amount and maturity date will be determined upon settlement.

  (g)  Securities with a total market value equal to $140,005 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. (See Note 7).

  (h)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (i)  May include cash designated as collateral in connection with open swap contracts.

  (j)  Securities have been designated as collateral in an amount equal to $3,005,086 in connection with securities purchased on a forward commitment basis, futures, option and swap contracts.

  (k)  The aggregate cost for federal income tax purposes is $48,715,664. The aggregate gross unrealized appreciation is $1,965,975 and the aggregate gross unrealized depreciation is $8,076,943 resulting in net unrealized depreciation of $6,110,968.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
5	Long	U.S.Treasury Notes 5 Year, March 2009	$595,273	$6,365
4	Long	Swap Future 5 Year, March 2009	471,438	8,188
1	Long	U.S.Treasury Bonds 20 Year, March 2009	138,047	(2,077)
10	Short	U.S.Treasury Notes 10 Year, March 2009	(1,257,500)	(30,937)
21	Short	Swap Future 10 Year, March 2009	(2,718,844)	(74,919)
Net Unrealized Depreciation				$(93,380)

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

INTEREST RATE SWAP CONTRACTS OPEN AT DECEMBER 31, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A. ***		$355	Fixed Rate 5.37%	Floating Rate 0.00#%	February 12, 2018	$36,189
Bank of America N.A. ***		385	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	33,976
Bank of America N.A. ***		805	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	68,063
Bank of America N.A. ***		1,857	Fixed Rate 5.558	Floating Rate 0.00#	July 24, 2023	142,005
Bank of America N.A. ***		1,199	Fixed Rate 4.798	Floating Rate 0.00#	October 7, 2023	58,645
Citibank N.A. New York		300	Fixed Rate 5.338	Floating Rate 2.153#	May 24, 2017	65,130
Citibank N.A. New York		700	Fixed Rate 5.448	Floating Rate 2.388#	August 9, 2017	160,853
Citibank N.A. New York		1,400	Fixed Rate 5.239	Floating Rate 1.466#	September 27, 2017	304,640
Citibank N.A. New York		200	Fixed Rate 4.648	Floating Rate 2.181#	February 27, 2018	34,956
Goldman Sachs International ***		1,335	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	150,495
Goldman Sachs International ***		600	Fixed Rate 4.79	Floating Rate 0.00#	October 7, 2023	29,171
JPMorgan Chase Bank N.A. New York		1,185	Fixed Rate 4.07	Floating Rate 2.149#	May 16, 2013	98,924
JPMorgan Chase Bank N.A. New York		850	Fixed Rate 5.448	Floating Rate 2.181#	May 29, 2017	191,998
Bank of America N.A. ***		1,444	Floating Rate 0.00#	Fixed Rate 5.38	July 24, 2018	(143,649)
Bank of America N.A.		800	Floating Rate 3.026#	Fixed Rate 4.67	August 4, 2018	(144,952)
Bank of America N.A. ***		956	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(70,680)
Bank of America N.A. ***		457	Floating Rate 0.00#	Fixed Rate 5.815	February 12, 2023	(40,143)
Bank of America N.A. ***		490	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(36,456)
Bank of America N.A. ***		995	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(70,794)
Goldman Sachs International ***		478	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(35,329)
Goldman Sachs International ***		1,715	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(163,817)
Bank of America N.A. ***	EUR	651	Fixed Rate 4.415	Floating Rate 0.00^	October 7, 2018	3,935
Deutsche Bank AG Frankfurt ***		978	Fixed Rate 4.958	Floating Rate 0.00^	July 24, 2018	35,999
Deutsche Bank AG Frankfurt ***		1,225	Fixed Rate 5.268	Floating Rate 0.00^	July 2, 2023	44,409
Deutsche Bank AG Frankfurt ***		645	Fixed Rate 5.239	Floating Rate 0.00^	July 9, 2023	22,603
Deutsche Bank AG Frankfurt ***		585	Fixed Rate 5.24	Floating Rate 0.00^	July 10, 2023	20,525
Bank of America N.A. ***		818	Floating Rate 0.00^	Fixed Rate 4.39	October 7, 2023	273

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG Frankfurt ***	EUR	975	Floating Rate 0.00^%	Fixed Rate 4.934%	July 1, 2018	$(35,319)
Deutsche Bank AG Frankfurt ***		515	Floating Rate 0.00^	Fixed Rate 4.861	July 9, 2018	(16,522)
Deutsche Bank AG Frankfurt ***		465	Floating Rate 0.00^	Fixed Rate 4.86	July 10, 2018	(14,879)
Deutsche Bank AG Frankfurt ***		1,227	Floating Rate 0.00^	Fixed Rate 5.188	July 24, 2023	(40,426)
Net Unrealized Appreciation						$689,823

EUR  Euro.

#  Floating rate based on USD-3 Months LIBOR.

^  Floating rate based on EUR-6 Months EURIBOR.

***  Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

CREDIT DEFAULT SWAP CONTRACTS OPEN AT DECEMBER 31, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION
								(unaudited)
JPMorgan Chase Bank N.A. Nordstrom, Inc.	Buy	$30	1.07%	March 20, 2018	$6,500	—	$6,500	NR
Bank of America, N.A. Sealed Air Corp.	Buy	10	1.12	March 20, 2018	2,263	—	2,263	NR
Total Credit Default Swaps		$40			$8,763	—	$8,763

NR - Not Rated

OPTIONS WRITTEN AT DECEMBER 31, 2008:

NUMBER OF CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	PREMIUM	VALUE
11	Call Options on 90 day Euro$ Futures	$98.25	March 2010	$5,470	$15,881

See Notes to Financial Statements

Balanced

Portfolio of Investments  ■  December 31, 2008 continued

SUMMARY OF INVESTMENTS

TYPE OF INVESTMENT	VALUE		PERCENT OF TOTAL INVESTMENTS
Common Stocks	$27,647,545		64.9%
U.S. Government Agencies & Obligations	5,542,245		13.0
Corporate Bonds	4,371,690		10.3
Short-Term Investments	3,572,715		8.4
U.S. Government Agencies-Mortgage-Backed Securities	969,672		2.3
Collateralized Mortgage Obligations	211,863		0.5
Asset-Backed Securities	159,641		0.4
Foreign Government Obligation	103,750		0.2
Call Options Purchased	25,575		0.0
	$42,604,696	^^	100.0%

^^  Does not include open long/short futures contracts with an underlying face amount of $5,181,102 with unrealized depreciation of $93,380. Also does not include open swap contracts with net unrealized appreciation of $698,586 and options written with value of $15,881.

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments  ■  December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (98.5%) Australia (5.9%)
	Industrial (0.5%)
463,000	ConnectEast Group (b)	$178,758
	Investment Trusts/Mutual Funds (1.7%)
514,034	Macquarie Infrastructure Group (b)	616,529
	Other Transportation (3.7%)
271,129	Macquarie Airports (b)	456,638
235,086	Transurban Group (b)	902,725
		1,359,363
	Total Australia	2,154,650
	Austria (0.3%)
	Other Transportation
2,065	Flughafen Wien AG (a) (b)	92,331
	Belgium (0.3%)
	Shipping
8,313	Euronav S.A. (b)	114,061
	Bermuda (3.5%)
	Other Transportation (1.2%)
426,000	Cosco Pacific Ltd. (b)	438,583
	Shipping (1.7%)
13,000	Frontline Ltd. (b)	379,121
7,600	Nordic American Tanker Shipping Ltd.	256,500
		635,621
	Marine Shipping (0.6%)
18,600	Ship Finance International Ltd.	205,530
1,600	Tsako Energy Navigation Ltd.	29,312
		234,842
	Total Bermuda	1,309,046

NUMBER OF SHARES		VALUE
	Brazil (1.0%)
	Electric Utilities (0.9%)
300	CPFL Energia S.A. (ADR)	$11,721
4,600	Companhia Energetica de Minas Gerais (ADR)	63,204
24,000	Electropaulo Metropolitanna S.A. (b)	269,166
		344,091
	Miscellaneous (0.1%)
1,100	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	26,631
	Total Brazil	370,722
	Canada (8.0%)
	Electric Utilities (0.4%)
4,800	Canadian Utilities Ltd.	157,473
	Gas Distributors (5.0%)
68,900	TransCanada Corp.	1,851,286
	Investment Trusts/Mutual Funds (0.1%)
5,300	Westshore Terminals Income Fund	41,215
	Natural Gas - Pipelines (0.1%)
3,200	AltaGas Income Trust	44,585
	Oil & Gas Pipelines (2.4%)
26,300	Enbridge Inc.	842,793
4,000	Pembina Pipeline Income Fund	49,380
		892,173
	Total Canada	2,986,732
	Chile (0.5%)
	Electric Utilities
4,100	Enersis S.A. (ADR)	52,234
528,089	Enersis S.A. (b)	135,177
	Total Chile	187,411

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	China (1.8%)
	Electric Utilities (0.1%)
1,100	Huaneng Power International, Inc. (ADR)	$32,098
	Oil Related (0.2%)
237,800	Dalian Port (PDA) Co. Ltd. (b)	60,524
	Other Transportation (1.5%)
208,000	Beijing Capital International Airport Co. Ltd. (b)	105,361
196,000	Jiangsu Expressway Co. Ltd. (b)	145,252
512,000	Zhejiang Expressway Co., Ltd. (H Shares) (b)	303,144
		553,757
	Total China	646,379
	Czech Republic (0.4%)
	Specialty Telecommunications
6,789	Telefonica 02 Czech Republic A.S. (b)	149,319
	Denmark (0.3%)
	Transportation
9,250	Dampskibsselskabet Torm A.S. (b)	101,654
	Finland (0.5%)
	Electric Utilities
8,838	Fortum Oyj (b)	189,835
	France (7.4%)
	Electric Utilities (0.6%)
3,774	Electricite de France (EDF) (b)	219,348
	Gas Distributors (4.4%)
33,605	GDF Suez (b)	1,664,353
	Other Transportation (1.0%)
5,200	Aeroports de Paris (ADP) (b)	351,908
	Transportation (0.8%)
4,416	Societe des Autoroutes Paris-Rhin-Rhone (SAPRR) (b)	306,801

NUMBER OF SHARES		VALUE
	Waste Management (0.1%)
15,773	Derichebourg S.A. (b)	$35,770
	Water Utilities (0.5%)
6,037	Veolia Environnement (b)	189,470
	Total France	2,767,650
	Germany (11.5%)
	Electric Utilities (9.4%)
50,506	E.ON AG (b)	2,042,316
16,097	RWE AG (b)	1,447,064
		3,489,380
	Other Transportation (2.1%)
10,826	Fraport AG (b)	472,788
9,873	Hamburger Hafen und Logistik AG (HHLA) (b)	328,833
		801,621
	Total Germany	4,291,001
	Hong Kong (3.0%)
	Electric Utilities (1.0%)
54,500	CLP Holdings Ltd. (b)	370,554
	Industrial Conglomerates (0.0%)
40,000	Guangdong Investment Ltd. (b)	16,154
	Other Transportation (2.0%)
378,000	China Merchants Holdings International Co. Ltd. (b)	744,872
	Total Hong Kong	1,131,580
	Italy (6.9%)
	Electric Utilities (2.7%)
156,297	Enel S.p.A. (b)	999,534
	Industrial (0.3%)
8,900	Ansaldo STS S.p.A. (b)	125,396
	Other Transportation (3.9%)
78,733	Atlantia S.p.A. (b)	1,447,818
	Total Italy	2,572,748

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Japan (8.8%)
	Electric Utilities (4.8%)
11,200	Kansai Electric Power Co., Inc. (The) (b)	$324,545
44,000	Tokyo Electric Power Co., Inc. (The) (b)	1,469,126
		1,793,671
	Major Telecommunications (0.5%)
34	Nippon Telegraph & Telephone Corp. (NTT) (b)	182,733
	Marine Shipping (1.3%)
54,000	Kamigumi Co., Ltd. (b)	483,594
	Other Transportation (2.2%)
19,300	Japan Airport Terminal Co., Ltd. (b)	259,516
43,000	Mitsubishi Logistics Corp. (b)	541,193
		800,709
	Total Japan	3,260,707
	Marshall Island (0.2%)
	Marine Shipping
2,680	General Maritime Corp.	28,944
2,900	Teekay Corp.	56,985
	Total Marshall Island	85,929
	Mexico (1.2%)
	Other Transportation
5,900	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	135,818
28,300	Grupo Aeroportuario del Pacifico SAB de CV (B Shares)	64,229
6,800	Grupo Aeroportuario del Sureste SAB de CV (ADR)	254,184
	Total Mexico	454,231
	Netherlands (2.0%)
	Transportation - International
16,218	Koninklijke Vopak NV (b)	615,364
2,200	Smit Internationale NV (b)	108,184
	Total Netherlands	723,548

NUMBER OF SHARES		VALUE
	New Zealand (0.4%)
	Other Transportation
159,730	Auckland International Airport Ltd. (b)	$151,730
	Portugal (1.7%)
	Electric Utilities (0.6%)
57,644	Energias de Portugal, S.A. (b)	217,257
	Other Transportation (1.1%)
53,566	Brisa (b)	400,240
	Total Portugal	617,497
	South Korea (1.0%)
	Electric Utilities (0.3%)
8,100	Korea Electric Power Corp. (ADR)	94,041
	Major Telecommunications (0.7%)
10,640	KT Freetel Co., Ltd. (a) (b)	264,673
	Total South Korea	358,714
	Spain (8.3%)
	Electric Utilities (3.4%)
137,785	Iberdrola S.A. (b)	1,279,359
	Engineering & Construction (1.4%)
69,018	Cintra Concesiones de Infraestructuras de Transporte S.A. (b)	519,272
	Gas Distributors (0.1%)
1,942	Gas Natural SDG, S.A. (b)	52,967
	Other Transportation (3.4%)
70,253	Abertis Infraestructuras S.A. (b)	1,250,156
	Total Spain	3,101,754
	Switzerland (0.4%)
	Transportation - International
668	Flughafen Suerich AG (b)	156,818

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Turkey (0.5%)
	Specialty Telecommunications
78,700	Turk Telekomunikasyon A.S. (a) (b)	$178,393
	United Kingdom (5.2%)
	Electric Utilities (2.1%)
13,560	Drax Group PLC (b)	109,922
34,684	National Grid PLC (b)	342,771
18,360	Scottish & Southern Energy PLC (b)	323,280
		775,973
	Gas Distributors (2.0%)
196,136	Centrica PLC (b)	753,691
	Major Telecommunications (0.2%)
35,173	BT Group PLC (b)	69,108
	Marine Shipping (0.5%)
13,727	Forth Ports PLC (b)	181,839
	Miscellaneous Commercial Services (0.4%)
165,500	BBA Aviation PLC (b)	165,307
	Total United Kingdom	1,945,918
	United States (17.5%)
	Electric Utilities (10.6%)
12,700	AES Corp. (The) (a)	104,648
5,500	Alliant Energy, Corp.	160,490
6,100	American Electric Power Co., Inc.	203,008
14,600	Constellation Energy Group Inc.	366,314
8,300	Dominion Resources, Inc.	297,472
17,610	Duke Energy Corp.	264,326
3,100	Entergy Corp.	257,703
11,700	Exelon Corp. (a)	650,637
4,700	FirstEnergy Corp.	228,326
6,500	FPL Group, Inc.	327,145
5,700	Integrys Energy Group, Inc.	244,986

NUMBER OF SHARES		VALUE
6,300	PPL Corp.	$193,347
8,500	Public Service Enterprise Group Inc.	247,945
10,800	Southern Co.	399,600
		3,945,947
	Energy (4.7%)
12,650	MDU Resources Group, Inc.	272,987
47,355	Spectra Energy Corp.	745,368
50,100	Williams Companies, Inc. (The)	725,448
		1,743,803
	Gas Distributors (0.9%)
6,300	Atmos Energy Corp.	149,310
4,400	Piedmont Natural Gas Co., Inc.	139,348
1,900	UGI Corp.	46,398
		335,056
	Investment Trusts/Mutual Funds (0.2%)
15,400	Macquarie Infrastructure Company LLC	58,058
	Marine Shipping (0.1%)
1,200	Overseas Shipholding Group, Inc.	50,532
	Oil & Gas Pipelines (1.0%)
48,500	El Paso Corp.	379,755
	Oil & Gas Production (0.0%)
2,600	Crosstex Energy, Inc.	10,140
	Total United States	6,523,291
	Total Common Stocks (Cost $34,601,052)	36,623,649

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (1.0%)
	Investment Company (c)
365	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $364,986)		$364,986
Total Investments (Cost $34,966,038) (d) (e)		99.5%	36,988,635
Other Assets in Excess of Liabilities		0.5	194,089
Net Assets		100.0%	$37,182,724

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Securities with a total market value equal to $25,802,196 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (d)  Securities have been designated as collateral in an amount equal to $1,312,395 in connection with forward foreign currency contracts.

  (e)  The aggregate cost for federal income tax purposes is $35,327,603. The aggregate gross unrealized appreciation is $3,338,071 and the aggregate gross unrealized depreciation is $1,677,039 resulting in net unrealized appreciation of $1,661,032.

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments  ■  December 31, 2008 continued

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	1,093,710		$714,431	01/15/09	$46,754
	$261,827	BRL	636,240	01/15/09	(9,345)
	$119,766	CAD	150,415	01/15/09	(2,038)
CHF	143,303		$119,768	01/15/09	14,887
	$151,413	CLP	100,386,795	01/15/09	(5,513)
	$139,986	CZK	2,772,152	01/15/09	(3,442)
	$75,212	DKK	432,319	01/15/09	(5,419)
EUR	280,483		$364,418	01/15/09	25,180
	$140,567	GBP	95,183	01/15/09	3,783
	$394,129	HKD	3,054,065	01/15/09	26
	$285,466	JPY	26,488,429	01/15/09	(6,837)
	$215,359	KRW	291,596,000	01/15/09	(16,465)
	$49,148	MXN	668,163	01/15/09	1,160
	$224,922	NOK	1,591,663	01/15/09	(2,121)
NZD	207,623		$113,778	01/15/09	7,262
	$173,779	TRY	273,876	01/15/09	(2,609)
Net Unrealized Appreciation					$45,263

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

CZK  Czech Republic Koruna.

DKK  Danish Krone.

EUR  Euro.

GBP  British Pound.

HKD  Hong Kong Dollar.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican New Peso.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

TRY  Turkish Lira.

See Notes to Financial Statements

Global Infrastructure

Summary of Investments  ■  December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	$14,095,972	38.1%
Other Transportation	8,847,319	23.9
Gas Distributors	4,657,353	12.6
Energy	1,743,803	4.7
Oil & Gas Pipelines	1,271,928	3.5
Marine Shipping	1,036,736	2.8
International	880,366	2.4
Shipping	749,682	2.0
Mutual Funds	715,802	1.9
Engineering & Construction	519,272	1.4
Major Telecommunications	516,514	1.4
Transportation	408,455	1.1
Investment Company	364,986	1.0
Specialty Telecommunications	327,712	0.9

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Industrial	$304,154		0.8%
Miscellaneous Commercial Services	165,307		0.5
Water Utilities	189,470		0.5
Oil Related	60,524		0.2
Investment Trust/ Miscellaneous	26,631		0.1
Transportation - Waste Management	35,770		0.1
Natural Gas - Pipelines	44,585		0.1
Oil & Gas Production	10,140		0.0
Industrial Conglomerates	16,154		0.0
	$36,988,635	^	100.0%

^  Does not include open forward foreign currency contracts with net unrealized appreciation of $45,263.

See Notes to Financial Statements

Dividend Growth

Portfolio of Investments  ■  December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (98.6%)
	Aerospace & Defense (3.7%)
17,070	Boeing Co.	$728,377
10,820	L-3 Communications Holdings, Inc.	798,300
21,708	Northrop Grumman Corp.	977,728
25,100	Raytheon Co.	1,281,104
		3,785,509
	Agricultural Commodities/ Milling (1.0%)
19,260	Bunge Ltd. (Bermuda)	997,090
	Apparel/Footwear (1.9%)
21,320	Nike, Inc. (Class B)	1,087,320
16,349	V.F. Corp.	895,435
		1,982,755
	Apparel/Footwear Retail (1.2%)
95,730	Gap, Inc. (The)	1,281,825
	Auto Parts: O.E.M. (0.8%)
16,730	Eaton Corp.	831,648
	Biotechnology (1.3%)
23,250	Amgen Inc. (a)	1,342,687
	Chemicals: Agricultural (1.2%)
17,213	Monsanto Co.	1,210,935
	Computer Communications (1.2%)
75,639	Cisco Systems, Inc. (a)	1,232,916
	Computer Processing Hardware (1.5%)
40,860	Hewlett-Packard Co.	1,482,809
	Contract Drilling (1.2%)
25,810	Transcocean Ltd. (Switzerland) (a)	1,219,522
	Drugstore Chains (1.7%)
59,963	CVS/Caremark Corp.	1,723,337
	Electric Utilities (4.1%)
44,409	Exelon Corp.	2,469,584
15,820	FirstEnergy Corp.	768,536

NUMBER OF SHARES		VALUE
30,670	Public Service Enterprise Group Inc.	$894,644
		4,132,764
	Engineering & Construction (3.0%)
33,500	Fluor Corp.	1,503,145
32,420	Jacobs Engineering Group, Inc. (a)	1,559,402
		3,062,547
	Financial Conglomerates (2.1%)
67,310	JPMorgan Chase & Co.	2,122,284
	Hotels/Resorts/ Cruiselines (0.9%)
64,480	Royal Caribbean Cruises Ltd. (Liberia)	886,600
	Household/ Personal Care (3.1%)
51,292	Procter & Gamble Co. (The)	3,170,871
	Industrial Conglomerates (6.8%)
183,799	General Electric Co.	2,977,544
72,809	United Technologies Corp.	3,902,562
		6,880,106
	Information Technology Services (1.9%)
23,510	International Business Machines Corp.	1,978,602
	Integrated Oil (6.2%)
27,460	BP PLC (ADR) (United Kingdom)	1,283,480
47,641	Exxon Mobil Corp.	3,803,181
43,370	Marathon Oil Corp.	1,186,603
		6,273,264
	Internet Retail (1.5%)
71,280	GameStop Corp. (Class A) (a)	1,543,925
	Internet Software/ Services (1.1%)
3,694	Google Inc. (Class A) (a)	1,136,459

See Notes to Financial Statements

Dividend Growth

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Investment Banks/ Brokers (0.8%)
9,653	Goldman Sachs Group, Inc. (The)	$814,617
	Life/Health Insurance (3.4%)
40,140	Aflac, Inc.	1,840,018
16,098	Lincoln National Corp.	303,286
36,832	MetLife, Inc.	1,283,964
		3,427,268
	Major Banks (3.0%)
94,670	Bank of America Corp.	1,332,954
59,405	Bank of New York Mellon Corp.	1,682,944
		3,015,898
	Major Telecommunications (2.0%)
72,336	AT&T Inc.	2,061,576
	Managed Health Care (1.5%)
36,150	WellPoint Inc. (a)	1,523,000
	Media Conglomerates (1.7%)
77,320	Disney (Walt) Co. (The)	1,754,391
	Medical Specialties (1.1%)
31,970	Covidien Ltd. (Bermuda)	1,158,593
	Office Equipment/ Supplies (1.3%)
52,148	Pitney Bowes, Inc.	1,328,731
	Oil & Gas Production (2.5%)
18,680	Occidental Petroleum Corp.	1,120,613
41,577	XTO Energy, Inc.	1,466,421
		2,587,034
	Oil Refining/Marketing (1.9%)
88,950	Valero Energy Corp.	1,924,878
	Oilfield Services/ Equipment (1.0%)
56,460	Halliburton Co.	1,026,443

NUMBER OF SHARES		VALUE
	Packaged Software (4.5%)
149,423	Microsoft Corp.	$2,904,783
95,730	Oracle Corp. (a)	1,697,293
		4,602,076
	Pharmaceuticals: Generic Drugs (1.6%)
60,600	Watson Pharmaceuticals, Inc. (a)	1,610,142
	Pharmaceuticals: Major (8.1%)
30,699	Johnson & Johnson	1,836,721
187,984	Pfizer, Inc.	3,329,197
80,999	Wyeth	3,038,272
		8,204,190
	Property - Casualty Insurers (4.0%)
39,150	ACE Ltd. (Switzerland)	2,071,818
60,990	Allstate Corp. (The)	1,998,032
		4,069,850
	Pulp & Paper (0.7%)
63,470	International Paper Co.	748,946
	Railroads (0.8%)
24,040	CSX Corp.	780,579
	Restaurants (2.7%)
44,270	McDonald's Corp.	2,753,151
	Semiconductors (1.1%)
75,776	Intel Corp.	1,110,876
	Specialty Telecommunications (0.0%)
439	FairPoint Communications, Inc.	1,440
	Steel (1.7%)
21,200	Nucor Corp.	979,440
19,910	United States Steel Corp.	740,652
		1,720,092

See Notes to Financial Statements

Dividend Growth

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Tobacco (4.3%)
74,479	Altria Group, Inc.	$1,121,654
74,479	Philip Morris International Inc.	3,240,581
		4,362,235
	Trucks/Construction/ Farm Machinery (1.5%)
34,420	Caterpillar Inc.	1,537,541
	Total Common Stocks (Cost $123,600,069)	100,402,002

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (b) (0.7%) Investment Company
723	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $722,532)		$722,532
Total Investments (Cost $124,322,601) (c)		99.3%	101,124,534
Other Assets in Excess of Liabilities		0.7	658,661
Net Assets		100.0%	$101,783,195

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding Investments in Morgan Stanley Liquidity Funds - Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes is $124,585,061. The aggregate gross unrealized appreciation is $6,129,918 and the aggregate gross unrealized depreciation is $29,590,445, resulting in net unrealized depreciation of $23,460,527.

See Notes to Financial Statements

Dividend Growth

Summary of Investments  ■  December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Major	$8,204,190	8.1%
Industrial Conglomerates	6,880,106	6.8
Integrated Oil	6,273,264	6.2
Packaged Software	4,602,076	4.6
Tobacco	4,362,235	4.3
Electric Utilities	4,132,764	4.1
Property - Casualty Insurers	4,069,850	4.0
Aerospace & Defense	3,785,509	3.8
Life/Health Insurance	3,427,268	3.4
Household/Personal Care	3,170,871	3.1
Engineering & Construction	3,062,547	3.0
Major Banks	3,015,898	3.0
Restaurants	2,753,151	2.7
Oil & Gas Production	2,587,034	2.6
Financial Conglomerates	2,122,284	2.1
Major Telecommunications	2,061,576	2.0
Apparel/Footwear	1,982,755	2.0
Information Technology Services	1,978,602	2.0
Oil Refining/Marketing	1,924,878	1.9
Media Conglomerates	1,754,391	1.7
Drugstore Chains	1,723,337	1.7
Steel	1,720,092	1.7
Pharmaceuticals: Generic Drugs	1,610,142	1.6
Internet Retail	1,543,925	1.5
Trucks/Construction/ Farm Machinery	1,537,541	1.5

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Managed Health Care	$1,523,000	1.5%
Computer Processing Hardware	1,482,809	1.5
Biotechnology	1,342,687	1.3
Office Equipment/ Supplies	1,328,731	1.3
Apparel/Footwear Retail	1,281,825	1.3
Computer Communications	1,232,916	1.2
Contract Drilling	1,219,522	1.2
Chemicals: Agricultural	1,210,935	1.2
Medical Specialties	1,158,593	1.2
Internet Software/Services	1,136,459	1.1
Semiconductors	1,110,876	1.1
Oilfield Services/ Equipment	1,026,443	1.0
Agricultural Commodities/ Milling	997,090	1.0
Hotels/Resorts/Cruiselines	886,600	0.9
Auto Parts: O.E.M.	831,648	0.8
Investment Banks/ Brokers	814,617	0.8
Railroads	780,579	0.8
Pulp & Paper	748,946	0.7
Investment Company	722,532	0.7
Specialty Telecommunications	1,440	0.0
	$101,124,534	100.0%

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (99.9%)
	Advertising/Marketing Services (0.4%)
37,290	Interpublic Group of Companies, Inc. (The) (a)	$147,668
6,078	Omnicom Group, Inc.	163,620
		311,288
	Aerospace & Defense (2.1%)
4,087	Boeing Co.	174,392
5,637	FLIR Systems, Inc. (a)	172,943
2,918	General Dynamics Corp.	168,048
4,837	Goodrich Corp.	179,066
2,405	L-3 Communications Holdings, Inc.	177,441
2,154	Lockheed Martin Corp.	181,108
3,705	Northrop Grumman Corp.	166,873
2,845	Precision Castparts Corp.	169,221
3,472	Raytheon Co.	177,211
4,571	Rockwell Collins, Inc.	178,680
		1,744,983
	Agricultural Commodities/ Milling (0.2%)
5,559	Archer-Daniels-Midland Co. (b)	160,266
	Air Freight/Couriers (0.9%)
3,328	C.H. Robinson Worldwide, Inc.	183,140
5,376	Expeditors International of Washington, Inc.	178,860
2,682	FedEx Corp.	172,050
3,231	United Parcel Service, Inc. (Class B)	178,222
		712,272
	Airlines (0.2%)
19,032	Southwest Airlines Co.	164,056
	Aluminum (0.2%)
16,069	Alcoa, Inc.	180,937
	Apparel/Footwear (1.0%)
8,204	Coach, Inc. (a)	170,397
25,059	Jones Apparel Group, Inc.	146,846
3,361	Nike, Inc. (Class B)	171,411

NUMBER OF SHARES		VALUE
3,565	Polo Ralph Lauren Corp.	$161,887
3,126	V.F. Corp.	171,211
		821,752
	Apparel/Footwear Retail (1.0%)
6,824	Abercrombie & Fitch Co. (Class A)	157,430
12,696	Gap, Inc. (The)	169,999
16,599	Limited Brands, Inc.	166,654
12,273	Nordstrom, Inc.	163,354
7,792	TJX Companies, Inc. (The)	160,281
		817,718
	Auto Parts: O.E.M. (0.4%)
3,478	Eaton Corp.	172,891
8,664	Johnson Controls, Inc.	157,338
		330,229
	Automotive Aftermarket (0.2%)
25,469	Goodyear Tire & Rubber Co. (The) (a)	152,050
	Beverages: Alcoholic (0.6%)
3,465	Brown-Forman Corp. (Class B)	178,413
10,018	Constellation Brands Inc. (Class A) (a)	157,984
3,730	Molson Coors Brewing Co. (Class B)	182,472
		518,869
	Beverages: Non-Alcoholic (1.0%)
3,878	Coca-Cola Co. (The)	175,557
14,549	Coca-Cola Enterprises Inc.	175,024
9,870	Dr Pepper Snapple Group Inc.	160,388
7,663	Pepsi Bottling Group, Inc. (The)	172,494
3,186	PepsiCo, Inc.	174,497
		857,960
	Biotechnology (1.7%)
2,980	Amgen Inc. (a)	172,095
3,686	Biogen Idec Inc. (a)	175,564
3,152	Celgene Corp. (a)	174,243

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
2,011	Cephalon, Inc. (a)	$154,927
2,527	Genzyme Corp. (a)	167,717
3,470	Gilead Sciences, Inc. (a)	177,456
7,882	Life Technologies Corp	183,729
3,375	Millipore Corp. (a)	173,880
		1,379,611
	Building Products (0.2%)
13,356	Masco Corp.	148,652
	Cable/Satellite TV (0.6%)
10,932	Comcast Corp. (Class A)	184,532
7,864	DIRECTV Group, Inc. (The) (a)	180,164
7,397	Scripps Networks Interactive (Class A)	162,734
		527,430
	Casino/Gaming (0.4%)
13,712	International Game Technology	163,036
3,620	Wynn Resorts, Ltd. (a)	152,981
		316,017
	Chemicals: Agricultural (0.4%)
3,252	CF Industries Holdings Inc.	159,868
2,141	Monsanto Co.	150,619
		310,487
	Chemicals: Major Diversified (0.9%)
7,762	Dow Chemical Co. (The)	117,129
6,088	Du Pont (E.I.) de Nemours & Co.	154,026
5,276	Eastman Chemical Co.	167,302
5,579	International Flavors & Fragrances, Inc.	165,808
2,572	Rohm & Haas Co.	158,924
		763,189
	Chemicals: Specialty (0.6%)
3,342	Air Products & Chemicals, Inc.	168,002
2,700	Praxair, Inc.	160,272
4,252	Sigma-Aldrich Corp.	179,604
		507,878

NUMBER OF SHARES		VALUE
	Coal (0.6%)
5,305	CONSOL Energy, Inc.	$151,617
11,719	Massey Energy Co.	161,605
6,738	Peabody Energy Corp.	153,290
		466,512
	Commercial Printing/ Forms (0.2%)
11,571	Donnelley (R.R.) & Sons Co.	157,134
	Computer Communications (0.6%)
9,368	Cisco Systems, Inc. (a)	152,698
9,470	Juniper Networks, Inc. (a)	165,820
13,428	QLogic Corp. (a)	180,472
		498,990
	Computer Peripherals (0.6%)
15,748	EMC Corp. (a)	164,882
6,153	Lexmark International, Inc. (Class A) (a)	165,516
11,905	NetApp Inc.	166,313
5,600	Seagate Technology Inc. (Escrow) (a) (d)	0
		496,711
	Computer Processing Hardware (0.8%)
1,808	Apple Inc. (a)	154,313
15,318	Dell Inc. (a)	156,856
4,867	Hewlett-Packard Co.	176,623
37,469	Sun Microsytems (a)	143,132
		630,924
	Construction Materials (0.2%)
2,565	Vulcan Materials Co.	178,473
	Containers/Packaging (1.0%)
4,171	Ball Corp.	173,472
6,826	Bemis Company, Inc.	161,640
5,921	Owens-Illinois, Inc. (a)	161,821
7,158	Pactiv Corp. (a)	178,091
11,070	Sealed Air Corp.	165,386
		840,410

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Contract Drilling (0.8%)
5,645	ENSCO International Inc.	$160,261
13,880	Nabors Industries, Ltd. (Bermuda) (a)	166,144
7,140	Noble Corp. (Cayman Islands)	157,723
9,985	Rowan Companies, Inc.	158,762
		642,890
	Data Processing Services (1.6%)
3,908	Affiliated Computer Services, Inc. (Class A) (a)	179,573
4,582	Automatic Data Processing, Inc.	180,256
23,833	Convergys Corp. (a)	152,770
10,165	Fidelity National Information Services, Inc.	165,385
4,728	Fiserv, Inc. (a)	171,957
6,564	Paychex, Inc.	172,502
12,219	Total System Services, Inc.	171,066
11,270	Western Union Co.	161,612
		1,355,121
	Department Stores (0.6%)
4,829	Kohl's Corp. (a)	174,810
14,677	Macy's Inc.	151,907
7,824	Penney (J.C.) Co., Inc.	154,133
		480,850
	Discount Stores (1.2%)
9,979	Big Lots, Inc. (a)	144,596
3,203	Costco Wholesale Corp.	168,158
6,805	Family Dollar Stores, Inc.	177,406
3,982	Sears Holdings Corp. (a)	154,780
4,773	Target Corp.	164,812
3,091	Wal-Mart Stores, Inc.	173,281
		983,033
	Drugstore Chains (0.4%)
6,391	CVS/Caremark Corp.	183,677
6,606	Walgreen Co.	162,970
		346,647
	Electric Utilities (5.9%)
19,780	AES Corp. (The) (a)	162,987
5,461	Allegheny Energy, Inc. (a)	184,909

NUMBER OF SHARES		VALUE
5,271	Ameren Corp.	$175,313
5,399	American Electric Power Co., Inc.	179,679
13,872	CenterPoint Energy, Inc.	175,065
17,725	CMS Energy Corp.	179,200
4,459	Consolidated Edison, Inc.	173,589
7,111	Constellation Energy Group	178,415
4,926	Dominion Resources, Inc.	176,548
4,953	DTE Energy Co.	176,674
11,736	Duke Energy Corp.	176,157
5,524	Edison International	177,431
2,105	Entergy Corp.	174,989
3,269	Exelon Corp.	181,789
3,534	FirstEnergy Corp.	171,682
3,419	FPL Group, Inc.	172,078
4,133	Integrys Energy Group, Inc.	177,636
10,177	Pepco Holdings, Inc.	180,744
4,463	PG&E Corp.	172,763
5,732	Pinnacle West Capital Corp.	184,169
5,764	PPL Corp.	176,897
4,430	Progress Energy, Inc.	176,536
6,001	Public Service Enterprise Group Inc.	175,049
4,044	SCANA Corp.	143,966
4,807	Southern Co. (The)	177,859
14,405	TECO Energy, Inc.	177,902
3,760	Wisconsin Energy Corp.	157,845
9,389	Xcel Energy, Inc.	174,166
		4,892,037
	Electrical Products (0.6%)
5,520	Cooper Industries Ltd. (Class A) (Bermuda)	161,350
5,065	Emerson Electric Co.	185,430
10,953	Molex Inc.	158,709
		505,489
	Electronic Components (1.0%)
6,610	Amphenol Corporation (Class A)	158,508
24,663	Jabil Circuit, Inc.	166,475
10,749	MEMC Electronic Materials, Inc. (a)	153,496

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
16,236	SanDisk Corp. (a)	$155,866
9,915	Tyco Electronics Ltd. (Bermuda)	160,722
		795,067
	Electronic Equipment/ Instruments (0.8%)
9,574	Agilent Technologies, Inc. (a)	149,642
39,065	JDS Uniphase Corp. (a)	142,587
5,596	Rockwell Automation, Inc.	180,415
20,009	Xerox Corp. (a)	159,472
		632,116
	Electronic Production Equipment (0.8%)
16,021	Applied Materials, Inc.	162,293
7,420	KLA-Tencor Corp.	161,682
12,142	Novellus Systems, Inc. (a)	149,832
36,334	Teradyne, Inc. (a)	153,329
		627,136
	Electronics/Appliance Stores (0.4%)
6,078	Best Buy Co., Inc.	170,853
14,683	RadioShack Corp.	175,315
		346,168
	Electronics/Appliances (0.6%)
25,263	Eastman Kodak Co.	166,231
9,412	Harman International Industries, Inc.	157,463
3,624	Whirlpool Corp.	149,852
		473,546
	Engineering & Construction (0.4%)
3,807	Fluor Corp.	170,820
3,747	Jacobs Engineering Group, Inc. (a)	180,231
		351,051
	Environmental Services (0.4%)
7,328	Republic Services, Inc.	181,661
5,521	Waste Management, Inc.	182,966
		364,627

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing (1.3%)
44,978	American Capital Ltd.	$145,729
5,033	Capital One Financial Corp.	160,502
33,665	CIT Group, Inc.	152,839
16,706	Discover Financial Services	159,208
1,024	Mastercard Inc. Class A (a)	146,360
4,242	Ryder System, Inc.	164,505
17,692	SLM Corp.	157,459
		1,086,602
	Financial Conglomerates (1.1%)
8,022	American Express Co.	148,808
22,204	Citigroup, Inc.	148,989
5,140	JPMorgan Chase & Co.	162,064
7,433	Leucadia National Corp. (a)	147,173
7,674	Principal Financial Group, Inc.	173,202
5,332	Prudential Financial, Inc.	161,346
		941,582
	Financial Publishing/ Services (0.8%)
2,118	Dun & Bradstreet Corp. (a)	163,510
6,741	Equifax, Inc.	178,771
6,543	McGraw-Hill Companies, Inc. (The)	151,732
7,172	Moody's Corp.	144,085
		638,098
	Food Distributors (0.2%)
7,158	SYSCO Corp.	164,205
	Food Retail (0.8%)
6,778	Kroger Co. (The)	179,007
7,410	Safeway Inc.	176,136
11,962	SUPERVALU, Inc.	174,645
15,649	Whole Foods Market, Inc.	147,727
		677,515
	Food: Major Diversified (1.5%)
6,071	Campbell Soup Co.	182,191
10,782	ConAgra Foods Inc.	177,903
2,921	General Mills, Inc.	177,451
4,625	Heinz (H.J.) Co.	173,900
4,042	Kellogg Co.	177,242

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
6,460	Kraft Foods Inc. (Class A)	$173,451
17,412	Sara Lee Corp.	170,463
		1,232,601
	Food: Meat/Fish/Dairy (0.4%)
10,046	Dean Foods Co.	180,527
19,243	Tyson Foods, Inc. (Class A)	168,569
		349,096
	Food: Specialty/Candy (0.6%)
4,914	Hershey Foods Co. (The)	170,712
5,470	McCormick & Co., Inc. (Non-Voting)	174,274
3,732	Smucker (J.M.) Co.	161,820
		506,806
	Forest Products (0.2%)
4,640	Weyerhaeuser Co.	142,030
	Gas Distributors (1.4%)
73,179	Dynegy, Inc. (Class A) (a)	146,358
5,000	Equitable Resources, Inc.	167,750
4,902	Nicor Inc.	170,295
15,763	NiSource, Inc.	172,920
5,256	Questar Corp.	171,819
4,206	Sempra Energy	179,302
10,147	Spectra Energy Corp.	159,714
		1,168,158
	Home Building (0.9%)
14,327	Centex Corp.	152,439
20,950	D.R. Horton, Inc.	148,116
10,777	KB Home	146,783
15,602	Lennar Corp. (Class A)	135,269
14,930	Pulte Homes, Inc.	163,185
		745,792
	Home Furnishings (0.4%)
10,728	Leggett & Platt, Inc.	162,958
16,407	Newell Rubbermaid, Inc.	160,460
		323,418
	Home Improvement Chains (0.8%)
4,888	Fastenal Co.	170,347
7,114	Home Depot, Inc. (The)	163,764

NUMBER OF SHARES		VALUE
7,644	Lowe's Companies, Inc.	$164,499
3,114	Sherwin-Williams Co.	186,062
		684,672
	Hospital/Nursing Management (0.2%)
145,675	Tenet Healthcare Corp. (a)	167,526
	Hotels/Resorts/ Cruiselines (0.8%)
6,441	Carnival Corp. (c) (Units) (Panama)	156,645
9,043	Marriott International, Inc. (Class A)	175,886
8,886	Starwood Hotels & Resorts Worldwide, Inc.	159,059
22,492	Wyndham Worldwide Corp. (a)	147,323
		638,913
	Household/ Personal Care (1.2%)
6,644	Avon Products, Inc.	159,655
3,216	Clorox Co. (The)	178,681
2,651	Colgate-Palmolive Co.	181,699
5,260	Estee Lauder Companies, Inc. (The) (Class A)	162,850
3,371	Kimberly-Clark Corp.	177,787
2,863	Procter & Gamble Co. (The)	176,991
		1,037,663
	Industrial Conglomerates (1.8%)
3,043	3M Co.	175,094
3,129	Danaher Corp.	177,133
9,474	General Electric Co. (b)	153,479
5,341	Honeywell International, Inc.	175,345
9,545	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	165,606
3,901	ITT Corp.	179,407
10,221	Textron, Inc.	141,765
7,290	Tyco International Ltd. (Bermuda)	157,464
3,354	United Technologies Corp.	179,774
		1,505,067
	Industrial Machinery (0.6%)
2,994	Flowserve Corp. (a)	154,191

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
4,667	Illinois Tool Works Inc.	$163,578
4,295	Parker Hannifin Corp.	182,709
		500,478
	Industrial Specialties (0.4%)
4,869	Ecolab Inc.	171,145
3,759	PPG Industries, Inc.	159,494
		330,639
	Information Technology Services (1.0%)
7,557	Citrix Systems, Inc. (a)	178,118
9,119	Cognizant Technology Solutions Corp. (Class A) (a)	164,689
5,198	Computer Sciences Corp. (a)	182,658
2,128	International Business Machines Corp.	179,092
11,433	Teradata Corp	169,551
		874,108
	Insurance Brokers/ Services (0.4%)
3,972	AON Corp.	181,441
7,455	Marsh & McLennan Companies, Inc.	180,933
		362,374
	Integrated Oil (1.2%)
2,432	Chevron Corp.	179,895
3,081	ConocoPhillips	159,596
2,297	Exxon Mobil Corp.	183,370
3,292	Hess Corp.	176,583
6,006	Marathon Oil Corp.	164,324
3,580	Murphy Oil Corp.	158,773
		1,022,541
	Internet Retail (0.4%)
2,989	Amazon.com, Inc. (a)	153,276
6,757	Gamestop Corp (Class A) (a)	146,357
		299,633
	Internet Software/ Services (0.8%)
11,058	Akamai Technologies, Inc. (a)	166,865
543	Google Inc. (Class A) (a)	167,054

NUMBER OF SHARES		VALUE
8,220	VeriSign, Inc. (a)	$156,838
11,963	Yahoo! Inc. (a)	145,949
		636,706
	Investment Banks/ Brokers (1.7%)
6,821	Ameriprise Financial, Inc.	159,339
730	CME Group Inc.	151,920
106,427	E*TRADE Group, Inc. (a)	122,391
1,981	Goldman Sachs Group, Inc. (The)	167,177
2,149	Intercontinental Exchange Inc.	177,164
10,088	Morgan Stanley (Note 4)	161,812
6,351	Nasdaq Stock Market Inc. (a)	156,933
5,857	NYSE Euronext	160,365
10,295	Schwab (Charles) Corp. (The)	166,470
		1,423,571
	Investment Managers (1.4%)
9,104	Federated Investors, Inc. (Class B)	154,404
2,484	Franklin Resources, Inc.	158,429
11,853	Invesco Ltd.	171,157
20,563	Janus Capital Group, Inc.	165,121
7,280	Legg Mason, Inc.	159,505
4,685	Price (T.) Rowe Group, Inc.	166,036
3,952	State Street Corp.	155,432
		1,130,084
	Life/Health Insurance (1.1%)
3,873	AFLAC, Inc.	177,538
45,980	Genworth Financial Inc. (Class A)	130,123
8,203	Lincoln National Corp.	154,544
4,133	MetLife, Inc.	144,076
3,904	Torchmark Corp.	174,509
9,498	UnumProvident Corp.	176,663
		957,453
	Major Banks (2.2%)
11,295	Bank of America Corp.	159,034
6,556	Bank of New York Mellon Corp.	185,731
6,253	BB&T Corp.	171,707

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
8,199	Comerica, Inc.	$162,750
21,323	Huntington Bancshares, Inc.	163,334
19,315	KeyCorp	164,564
3,511	PNC Financial Services Group	172,039
19,315	Regions Financial Corp.	153,747
5,339	SunTrust Banks, Inc.	157,714
6,772	U.S. Bancorp	169,368
5,868	Wells Fargo & Co.	172,989
		1,832,977
	Major Telecommunications (0.8%)
6,127	AT&T Inc.	174,619
5,430	Embarq Corp.	195,263
80,346	Sprint Nextel Corp.	147,033
5,191	Verizon Communications, Inc.	175,975
		692,890
	Managed Health Care (1.2%)
6,289	Aetna, Inc.	179,237
9,633	CIGNA Corp.	162,316
11,554	Coventry Health Care, Inc. (a)	171,924
4,766	Humana, Inc. (a)	177,676
6,504	UnitedHealth Group Inc.	173,006
4,077	WellPoint Inc. (a)	171,764
		1,035,923
	Media Conglomerates (1.0%)
20,216	CBS Corp. (Class B)	165,569
7,339	Disney (Walt) Co. (The)	166,522
18,553	News Corp. (Class A)	168,647
15,541	Time Warner, Inc.	156,342
9,453	Viacom Inc. (Class B) (a)	180,174
		837,254
	Medical Distributors (0.8%)
5,009	AmerisourceBergen Corp.	178,621
4,838	Cardinal Health, Inc.	166,766
4,467	McKesson Corp.	173,007
8,471	Patterson Companies, Inc. (a)	158,831
		677,225

NUMBER OF SHARES		VALUE
	Medical Specialties (3.4%)
2,161	Bard (C.R.), Inc.	$182,086
3,203	Baxter International, Inc.	171,649
2,582	Becton, Dickinson & Co.	176,583
20,035	Boston Scientific Corp. (a)	155,071
4,271	Covidien Ltd.	154,781
6,367	DENTSPLY International, Inc.	179,804
6,396	Hospira, Inc. (a)	171,541
1,241	Intuitive Surgical, Inc. (a)	157,595
4,839	Medtronic, Inc.	152,041
6,536	Pall Corp.	185,818
11,197	PerkinElmer, Inc.	155,750
5,263	St. Jude Medical, Inc. (a)	173,468
3,993	Stryker Corp.	159,520
4,791	Thermo Fisher Scientific, Inc. (a)	163,229
4,505	Varian Medical Systems, Inc. (a)	157,855
4,409	Waters Corp. (a)	161,590
3,918	Zimmer Holdings, Inc. (a)	158,366
		2,816,747
	Medical/Nursing Services (0.2%)
3,445	DaVita, Inc. (a)	170,769
	Miscellaneous Commercial Services (0.2%)
7,698	Cintas Corp.	178,825
	Miscellaneous Manufacturing (0.2%)
4,908	Dover Corp.	161,571
	Motor Vehicles (0.5%)
52,838	Ford Motor Co. (a)	120,999
34,715	General Motors Corp.	111,088
9,395	Harley-Davidson, Inc.	159,433
		391,520
	Multi-Line Insurance (0.4%)
97,420	American International Group, Inc.	152,949

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
9,131	Hartford Financial Services Group, Inc. (The) (Note 4)	$149,931
		302,880
	Office Equipment/ Supplies (0.4%)
5,266	Avery Dennison Corp.	172,356
6,774	Pitney Bowes, Inc.	172,601
		344,957
	Oil & Gas Pipelines (0.4%)
21,236	El Paso Corp.	166,278
11,205	Williams Companies, Inc. (The)	162,248
		328,526
	Oil & Gas Production (2.4%)
4,194	Anadarko Petroleum Corp.	161,679
2,093	Apache Corp.	155,991
6,018	Cabot Oil & Gas Corp.	156,468
9,760	Chesapeake Energy Corp.	157,819
2,415	Devon Energy Corp.	158,690
2,627	EOG Resources, Inc.	174,906
3,602	Noble Energy, Inc.	177,290
3,047	Occidental Petroleum Corp.	182,789
9,598	Pioneer Natural Resources Co. (a)	155,296
4,669	Range Resources Corp.	160,567
6,103	Southwestern Energy Co. (a)	176,804
4,451	XTO Energy, Inc.	156,987
		1,975,286
	Oil Refining/Marketing (0.6%)
4,073	Sunoco, Inc.	177,013
13,590	Tesoro Corp.	178,980
7,432	Valero Energy Corp.	160,828
		516,821
	Oilfield Services/ Equipment (1.6%)
5,197	Baker Hughes Inc.	166,668
13,843	BJ Services Co.	161,548
7,832	Cameron International Corp. (a)	160,556
8,901	Halliburton Co.	161,820

NUMBER OF SHARES		VALUE
6,641	National-Oilwell Varco, Inc. (a)	$162,306
3,854	Schlumberger Ltd. (Netherlands Antilles)	163,140
6,655	Smith International, Inc.	152,333
15,649	Weatherford International Ltd. (Bermuda) (a)	169,322
		1,297,693
	Other Consumer Services (0.8%)
2,062	Apollo Group, Inc. (Class A) (a)	157,990
7,903	Block (H&R), Inc.	179,556
10,787	eBay Inc. (a)	150,587
19,125	Expedia, Inc. (a)	157,590
		645,723
	Other Consumer Specialties (0.2%)
3,923	Fortune Brands, Inc.	161,941
	Other Metals/Minerals (0.2%)
19,415	Titanium Metals Corp.	171,046
	Packaged Software (2.4%)
7,043	Adobe Systems, Inc. (a)	149,945
8,416	Autodesk, Inc. (a)	165,374
6,536	BMC Software, Inc. (a)	175,884
9,503	CA Inc.	176,091
23,007	Compuware Corp. (a)	155,297
7,410	Intuit Inc. (a)	176,284
4,900	McAfee Inc. (a)	169,393
9,011	Microsoft Corp. (b)	175,174
44,147	Novell, Inc. (a)	171,732
9,690	Oracle Corp. (a)	171,804
4,825	Salesforce.com Inc. (a)	154,448
12,809	Symantec Corp. (a)	173,178
		2,014,604
	Personnel Services (0.4%)
12,673	Monster Worldwide Inc. (a)	153,217
8,688	Robert Half International, Inc.	180,884
		334,101

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Generic Drugs (0.4%)
17,853	Mylan Laboratories, Inc.	$176,566
7,064	Watson Pharmaceuticals, Inc. (a)	187,690
		364,256
	Pharmaceuticals: Major (1.7%)
3,296	Abbott Laboratories	175,907
7,553	Bristol-Myers Squibb Co.	175,607
2,928	Johnson & Johnson	175,182
4,503	Lilly (Eli) & Co.	181,336
6,033	Merck & Co., Inc.	183,403
9,959	Pfizer, Inc.	176,374
10,135	Schering-Plough Corp.	172,599
4,635	Wyeth	173,859
		1,414,267
	Pharmaceuticals: Other (0.6%)
4,298	Allergan, Inc.	173,295
6,984	Forest Laboratories, Inc. (a)	177,882
16,874	King Pharmaceuticals, Inc. (a)	179,209
		530,386
	Precious Metals (0.4%)
6,681	Freeport-McMoRan Copper & Gold, Inc.	163,283
4,521	Newmont Mining Corp.	184,005
		347,288
	Property - Casualty Insurers (1.4%)
5,305	Allstate Corp. (The)	173,792
3,499	Chubb Corp. (The)	178,449
5,717	Cincinnati Financial Corp.	166,193
6,216	Loews Corp.	175,602
11,989	Progressive Corp. (The)	177,557
4,022	Travelers Companies, Inc. (The)	181,794
38,968	XL Capital Ltd. (Class A) (Cayman Islands)	144,182
		1,197,569

NUMBER OF SHARES		VALUE
	Publishing: Books/ Magazines (0.2%)
9,278	Meredith Corp.	$158,839
	Publishing: Newspapers (0.6%)
20,216	Gannett Co., Inc.	161,728
23,617	New York Times Co. (The) (Class A)	173,113
402	Washington Post Co. (The) (Class B)	156,880
		491,721
	Pulp & Paper (0.4%)
12,734	International Paper Co.	150,261
13,769	MeadWestvaco Corp.	154,075
		304,336
	Railroads (0.8%)
2,427	Burlington Northern Santa Fe Corp.	183,748
4,932	CSX Corp.	160,142
3,432	Norfolk Southern Corp.	161,476
3,292	Union Pacific Corp.	157,358
		662,724
	Real Estate Development (0.2%)
39,361	CB Richard Ellis Group, Inc. (Class A) (a)	170,039
	Real Estate Investment Trusts (2.4%)
11,667	Apartment Investment & Management Co. (Class A)	134,754
2,476	AvalonBay Communities, Inc.	149,996
2,653	Boston Properties, Inc.	145,915
5,278	Equity Residential	157,390
6,347	HCP INC	176,256
20,138	Host Hotels & Resorts Inc.	152,445
8,269	Kimco Realty Corp.	151,157
5,015	Plum Creek Timber Co., Inc.	174,221
16,869	ProLogis	234,310
2,288	Public Storage, Inc.	181,896
2,851	Simon Property Group, Inc.	151,474
2,597	Vornado Realty Trust	156,729
		1,966,543

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Recreational Products (0.6%)
8,963	Electronic Arts Inc. (a)	$143,767
5,907	Hasbro, Inc.	172,307
11,509	Mattel, Inc.	184,144
		500,218
	Regional Banks (1.2%)
20,375	Fifth Third Bancorp	168,297
16,874	First Horizon National Corp.	178,357
2,725	M&T Bank Corp.	156,442
12,111	Marshall & Ilsley Corp	165,194
3,168	Northern Trust Corp.	165,180
6,249	Zions Bancorporation	153,163
		986,633
	Restaurants (0.8%)
6,035	Darden Restaurants, Inc.	170,066
2,857	McDonald's Corp.	177,677
15,795	Starbucks Corp. (a)	149,421
5,669	Yum! Brands, Inc.	178,573
		675,737
	Retail Strip Centers (0.2%)
32,954	Developers Diversified Realty Corp.	160,816
	Savings Banks (0.6%)
11,579	Hudson City Bancorp, Inc.	184,801
8,907	People's United Financial Inc.	158,812
54,122	Sovereign Bancorp, Inc.	161,284
		504,897
	Semiconductors (2.5%)
68,666	Advanced Micro Devices, Inc. (a)	148,319
10,480	Altera Corp.	175,121
8,786	Analog Devices, Inc.	167,110
9,795	Broadcom Corp. (Class A) (a)	166,221
11,931	Intel Corp.	174,908
7,789	Linear Technology Corp.	172,293
40,662	LSI Logic Corp. (a)	133,778
7,997	Microchip Technology Inc.	156,181
52,634	Micron Technology, Inc. (a)	138,954
15,326	National Semiconductor Corp.	154,333
20,221	NVIDIA Corp. (a)	163,183

NUMBER OF SHARES		VALUE
10,329	Texas Instruments Inc.	$160,306
9,953	Xilinx, Inc.	177,362
		2,088,069
	Services to the Health Industry (1.2%)
2,809	Express Scripts, Inc. (a)	154,439
11,602	IMS Health Inc.	175,886
2,731	Laboratory Corp. of America Holdings (a)	175,904
4,007	Medco Health Solutions Inc. (a)	167,933
3,435	Quest Diagnostics Inc.	178,311
3,259	Stericycle, Inc. (a)	169,729
		1,022,202
	Specialty Insurance (0.4%)
5,619	Assurant, Inc.	168,570
30,744	MBIA Inc.	125,128
		293,698
	Specialty Stores (1.2%)
17,853	AutoNation, Inc. (a)	176,388
1,309	AutoZone, Inc. (a)	182,566
6,624	Bed Bath & Beyond Inc. (a)	168,382
54,884	Office Depot, Inc. (a)	163,554
9,415	Staples, Inc.	168,717
6,968	Tiffany & Co.	164,654
		1,024,261
	Specialty Telecommunications (1.1%)
5,850	American Tower Corp. (Class A) (a)	171,522
6,478	CenturyTel, Inc.	177,044
20,127	Frontier Communications Corp	175,910
49,937	Qwest Communications International, Inc. (a)	181,771
18,788	Windstream Corp.	172,850
		879,097
	Steel (0.8%)
16,152	AK Steel Holding Corp. (a)	150,537
6,356	Allegheny Technologies, Inc.	162,269

See Notes to Financial Statements

Equally-Weighted S&P 500

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
4,049	Nucor Corp.	$187,064
4,198	United States Steel Corp.	156,166
		656,036
	Telecommunication Equipment (1.2%)
23,229	Ciena Corp. (a)	155,634
17,732	Corning Inc.	168,986
4,623	Harris Corp.	175,905
35,027	Motorola, Inc.	155,170
5,003	QUALCOMM, Inc.	179,257
41,118	Tellabs, Inc. (a)	169,406
		1,004,358
	Tobacco (1.0%)
11,275	Altria Group, Inc.	169,801
2,998	Lorillard Inc	168,937
4,117	Philip Morris International	179,131
4,236	Reynolds American, Inc.	170,753
2,506	UST, Inc.	173,866
		862,488
	Tools/Hardware (0.6%)
3,607	Black & Decker Corp.	150,809
4,357	Snap-On, Inc.	171,579
5,068	Stanley Works (The)	172,819
		495,207
	Trucks/Construction/ Farm Machinery (1.0%)
3,779	Caterpillar Inc.	168,808
5,879	Cummins Inc.	157,146
3,908	Deere & Co.	149,755
17,814	Manitowoc Co., Inc.	154,269
5,721	PACCAR, Inc.	163,621
		793,599

NUMBER OF SHARES			VALUE
	Wholesale Distributors (0.4%)
4,644	Genuine Parts Co.		$175,822
2,346	Grainger (W.W.), Inc.		184,959
			360,781
	Total Common Stocks (Cost $83,564,004)		83,143,251
Total Investments (Cost $83,564,004) (e) (f)		99.9%	83,143,251
Other Assets in Excess of Liabilities		0.1	118,360
Net Assets		100.0%	$83,261,611

(a)  Non-income producing security.

(b)  A portion of this security is physically segregated in connection with open futures contracts in the amount of $19,800.

(c)  Consists of one or more class of securities traded together as a unit. Stocks with attached paired trust shares.

(d)  A security with total market value equal to $0 has been valued at its fair value as determind in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(e)  Securities have been designated as collateral in an amount equal to $160,220 in connection with open futures contracts.

(f)  The aggregate cost for federal income tax purposes is $86,493,641. The aggregate gross unrealized appreciation is $21,634,464, and the aggregate gross unrealized depreciation is $24,984,854, resulting in net unrealized depreciation of $3,350,390.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
4	Long	S&P 500 Mini Index March 2009	$180,020	$5,534

See Notes to Financial Statements

Equally-Weighted S&P 500

Summary of Investments  ■  December 31, 2008

SECTOR	VALUE	PERCENT OF TOTAL INVESTMENTS
Finance	$13,317,718	16.0%
Electronic Technology	8,518,354	10.2
Health Technology	6,505,267	7.8
Consumer Non-Durables	6,187,235	7.4
Utilities	6,060,195	7.3
Retail Trade	5,660,497	6.8
Technology Services	4,880,539	5.9
Consumer Services	4,291,634	5.2
Producer Manufacturing	4,290,042	5.2
Energy Minerals	3,981,160	4.8
Consumer Durables	3,243,692	3.9
Process Industries	3,217,205	3.9

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Industrial Services	$2,984,787		3.6%
Health Services	2,396,420		2.9
Non-Energy Minerals	1,675,810		2.0
Commercial Services	1,619,446		1.9
Communications	1,571,987		1.9
Transportation	1,539,052		1.9
Distribution Services	1,202,211		1.4
	$83,143,251	^	100.0%

^  Does not include open futures contracts with an underlying face amount of $180,020 with total unrealized appreciation of $5,534.

See Notes to Financial Statements

Capital Growth

Portfolio of Investments  ■  December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (93.7%)
	Air Freight/Couriers (5.4%)
8,998	C.H. Robinson Worldwide, Inc.	$495,160
20,248	Expeditors International of Washington, Inc.	673,651
		1,168,811
	Biotechnology (4.4%)
4,520	Genentech, Inc. (a)	374,753
4,067	Gen-Probe Inc. (a)	174,230
15,468	Illumina, Inc. (a)	402,941
		951,924
	Casino/Gaming (2.9%)
14,746	Wynn Resorts, Ltd. (a)	623,166
	Chemicals: Agricultural (6.9%)
21,242	Monsanto Co.	1,494,375
	Computer Communications (2.2%)
29,338	Cisco Systems, Inc. (a)	478,209
	Computer Peripherals (0.0%)
20,100	Seagate Technology Inc. (Escrow) (a) (b)	0
	Computer Processing Hardware (4.7%)
11,759	Apple Inc. (a)	1,003,631
	Construction Materials (3.4%)
28,802	Cemex SAB de C.V. (ADR) (Mexico) (a)	263,253
4,885	Martin Marietta Materials, Inc.	474,236
		737,489
	Electronic Components (0.9%)
1,415	First Solar, Inc. (a)	195,213
	Finance/Rental/Leasing (6.2%)
4,237	MasterCard Inc. (Class A)	605,594
45,033	Redecard SA (Brazil) (b)	502,114
4,573	VISA Inc. (Class A)	239,854
		1,347,562

NUMBER OF SHARES		VALUE
	Financial Conglomerates (8.2%)
16,535	American Express Co.	$306,724
53,830	Brookfield Asset Management Inc. (Class A) (Canada)	821,984
32,046	Leucadia National Corp. (a)	634,511
		1,763,219
	Information Technology Services (0.7%)
6,387	VMware Inc (Class A) (a)	151,308
	Internet Retail (6.1%)
25,636	Amazon.com, Inc. (a)	1,314,614
	Internet Software/ Services (9.1%)
1,934	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	252,522
4,139	Google Inc. (Class A) (a)	1,273,363
66,000	Tencent Holdings Ltd. (Cayman Islands) (b)	429,676
		1,955,561
	Investment Banks/ Brokers (3.1%)
104,461	BM&F BOVESPA SA (Brazil) (b)	274,880
1,890	CME Group Inc.	393,328
		668,208
	Medical Specialties (1.0%)
1,650	Intuitive Surgical, Inc. (a)	209,534
	Miscellaneous Commercial Services (0.9%)
8,853	Corporate Executive Board Co. (The)	195,297
	Oil & Gas Production (7.2%)
21,546	Southwestern Energy Co. (a)	624,188
26,782	Ultra Petroleum Corp. (Canada) (a)	924,247
		1,548,435
	Other Consumer Services (2.0%)
30,661	eBay Inc. (a)	428,028

See Notes to Financial Statements

Capital Growth

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Personnel Services (0.6%)
11,006	Monster Worldwide Inc. (a)	$133,063
	Pharmaceuticals: Other (1.2%)
6,456	Allergan, Inc.	260,306
	Property - Casualty Insurers (4.7%)
215	Berkshire Hathaway Inc. (Class B) (a)	691,010
11,626	Loews Corp.	328,435
		1,019,445
	Restaurants (1.9%)
43,601	Starbucks Corp. (a)	412,465
	Telecommunication Equipment (4.2%)
13,556	QUALCOMM, Inc.	485,711
10,175	Research In Motion Ltd. (Canada) (a)	412,902
		898,613
	Wholesale Distributors (2.0%)
248,000	Li & Fung Ltd. (Bermuda) (b) (c)	427,879
	Wireless Telecommunications (3.8%)
14,533	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	450,378
7,280	China Mobile Ltd. (ADR) (Hong Kong)	370,188
		820,566
	Total Common Stocks (Cost $29,007,999)	20,206,921

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (d) (6.5%) Investment Company
1,403	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,402,700)		$1,402,700
Total Investments (Cost $30,410,699) (e)		100.2%	21,609,621
Liabilities in Excess of Other Assets		(0.2)	(36,293)
Net Assets		100.0%	$21,573,328

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Securities with a total market value of $1,634,549 have been valued at their fair value as determined in good faith under procedures established by and the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (c)  Security trades on a Hong Kong exchange.

  (d)  See Note 4 to the financial statements regarding Investments in Morgan Stanley Liquidity Funds - Money Market Portfolio - Institutional Class.

  (e)  The aggregate cost for federal income tax purposes is $30,598,666. The aggregate gross unrealized appreciation is $1,417,447 and the aggregate gross unrealized depreciation is $10,406,492, resulting in net unrealized depreciation of $8,989,045.

See Notes to Financial Statements

Capital Growth

Summary of Investments  ■  December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software/Services	$1,955,561	9.0%
Financial Conglomerates	1,763,219	8.2
Oil & Gas Production	1,548,435	7.2
Chemicals: Agricultural	1,494,375	6.9
Investment Company	1,402,700	6.5
Finance/Rental/Leasing	1,347,562	6.2
Internet Retail	1,314,614	6.1
Air Freight/Couriers	1,168,811	5.4
Property - Casualty Insurers	1,019,445	4.7
Computer Processing Hardware	1,003,631	4.6
Biotechnology	951,924	4.4
Telecommunication Equipment	898,613	4.2
Wireless Telecommunications	820,566	3.8

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Construction Materials	$737,489	3.4%
Investment Banks/Brokers	668,208	3.1
Casino/Gaming	623,166	2.9
Computer Communications	478,209	2.2
Other Consumer Services	428,028	2.0
Wholesale Distributors	427,879	2.0
Restaurants	412,465	1.9
Pharmaceuticals: Other	260,306	1.2
Medical Specialties	209,534	1.0
Miscellaneous Commercial Services	195,297	0.9
Electronic Components	195,213	0.9
Information Technology Services	151,308	0.7
Personnel Services	133,063	0.6
	$21,609,621	100.0%

See Notes to Financial Statements

Focus Growth

Portfolio of Investments  ■  December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (97.0%)
	Air Freight/Couriers (7.9%)
37,323	C.H. Robinson Worldwide, Inc.	$2,053,885
87,077	Expeditors International of Washington, Inc.	2,897,052
		4,950,937
	Casino/Gaming (3.8%)
57,291	Wynn Resorts, Ltd. (a)	2,421,118
	Chemicals: Agricultural (8.9%)
79,291	Monsanto Co.	5,578,122
	Computer Communications (1.1%)
44,209	Cisco Systems, Inc. (a)	720,607
	Computer Processing Hardware (6.1%)
44,712	Apple Inc. (a)	3,816,169
	Construction Materials (1.2%)
84,541	Cemex SAB de C.V. (ADR) (Mexico) (a)	772,705
	Finance/Rental/Leasing (4.8%)
21,275	Mastercard Inc. (Class A) (a)	3,040,836
	Financial Conglomerates (9.1%)
207,172	Brookfield Asset Management Inc. (Class A) (Canada)	3,163,516
128,523	Leucadia National Corp. (a)	2,544,755
		5,708,271
	Internet Retail (10.1%)
123,502	Amazon.com, Inc. (a)	6,333,182
	Internet Software/ Services (13.4%)
10,118	Baidu, Inc. (ADR) (Cayman Islands) (a)	1,321,107
16,145	Google Inc. (Class A) (a)	4,967,009
329,200	Tencent Holdings Ltd. (Cayman Islands) (b)	2,143,171
		8,431,287

NUMBER OF SHARES		VALUE
	Investment Banks/ Brokers (5.8%)
640,229	BM&F BOVESPA SA (Brazil) (b)	$1,684,709
9,353	CME Group Inc.	1,946,453
		3,631,162
	Miscellaneous Commercial Services (1.2%)
34,843	Corporate Executive Board Co. (The)	768,637
	Oil & Gas Production (8.2%)
149,990	Ultra Petroleum Corp. (Canada) (a)	5,176,155
	Other Consumer Services (2.6%)
119,238	eBay Inc. (a)	1,664,562
	Property - Casualty Insurers (3.8%)
739	Berkshire Hathaway Inc. (Class B) (a)	2,375,146
	Telecommunication Equipment (2.9%)
45,112	Research In Motion Ltd. (Canada) (a)	1,830,645
	Wholesale Distributors (2.5%)
930,000	Li & Fung Ltd. (Bermuda) (b) (c)	1,604,545
	Wireless Telecommunications (3.6%)
72,472	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	2,245,907
	Total Common Stocks (Cost $93,288,240)	61,069,993

See Notes to Financial Statements

Focus Growth

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (d) (3.2%) Investment Company
1,980	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,980,477)		$1,980,477
Total Investments (Cost $95,268,717) (e)		100.2%	63,050,470
Liabilities in Excess of Other Assets		(0.2)	(123,024)
Net Assets		100.0%	$62,927,446

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Securities with total market value equal to $5,432,425 have been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (c)  Security trades on a Hong Kong exchange.

  (d)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (e)  The aggregate cost for federal income tax purposes is $95,268,722. The aggregate gross unrealized appreciation is $2,980,455 and the aggregate gross unrealized depreciation is $35,198,707 resulting in net unrealized depreciation of $32,218,252.

See Notes to Financial Statements

Focus Growth

Summary of Investments  ■  December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software/Services	$8,431,287	13.4%
Internet Retail	6,333,182	10.0
Financial Conglomerates	5,708,271	9.1
Chemicals: Agricultural	5,578,122	8.9
Oil & Gas Production	5,176,155	8.2
Air Freight/Couriers	4,950,937	7.9
Computer Processing Hardware	3,816,169	6.1
Investment Banks/Brokers	3,631,162	5.8
Finance/Rental/Leasing	3,040,836	4.8
Casino/Gaming	2,421,118	3.8
Property - Casualty Insurers	2,375,146	3.8

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Wireless Telecommunications	$2,245,907	3.6%
Investment Company	1,980,477	3.1
Telecommunication Equipment	1,830,645	2.9
Other Consumer Services	1,664,562	2.6
Wholesale Distributors	1,604,545	2.5
Construction Materials	772,705	1.2
Miscellaneous Commercial Services	768,637	1.2
Computer Communications	720,607	1.1
	$63,050,470	100.0%

See Notes to Financial Statements

Capital Opportunities

Portfolio of Investments  ■  December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (95.5%)
	Air Freight/Couriers (3.7%)
16,798	Expeditors International of Washington, Inc.	$558,870
	Biotechnology (7.7%)
19,198	Illumina, Inc. (a)	500,108
10,538	Techne Corp. (a)	679,912
		1,180,020
	Casino/Gaming (3.0%)
11,013	Wynn Resorts, Ltd. (a)	465,409
	Chemicals: Agricultural (6.4%)
13,918	Monsanto Co.	979,131
	Computer Processing Hardware (4.5%)
8,078	Apple Inc. (a)	689,457
	Construction Materials (1.2%)
20,114	Cemex SAB de C.V. (ADR) (Mexico) (a)	183,842
	Finance Energy (1.6%)
21,650	Brookfield Infrastructure LP	242,480
	Finance/Rental/ Leasing (7.0%)
4,830	Mastercard Inc. Class A (a)	690,352
34,660	Redecard SA (Brazil) (c)	386,456
		1,076,808
	Financial Conglomerates (7.0%)
40,318	Brookfield Asset Management Inc. (Class A) (Canada)	615,656
23,150	Leucadia National Corp. (a)	458,370
		1,074,026
	Financial Publishing/ Services (2.1%)
8,987	Morningstar, Inc. (a)	319,039
	Home Building (0.5%)
7,785	Gafisa S.A. (ADR) (Brazil)	72,089

NUMBER OF SHARES		VALUE
	Internet Retail (8.6%)
19,579	Amazon.com, Inc. (a)	$1,004,011
13,386	Ctrip.com International Ltd. (ADR) (Cayman Islands)	318,587
		1,322,598
	Internet Software/ Services (12.0%)
2,339	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	305,403
3,159	Google Inc. (Class A) (a)	971,866
86,400	Tencent Holdings Ltd. (Cayman Islands) (c)	562,485
		1,839,754
	Investment Banks/Brokers (8.9%)
77,884	BM&F BOVESPA SA (c)	204,945
1,425	CME Group Inc.	296,557
12,438	Greenhill & Co., Inc.	867,799
		1,369,301
	Miscellaneous Commercial Services (4.6%)
8,938	Corporate Executive Board Co. (The)	197,172
15,216	Costar Group, Inc. (a)	501,215
		698,387
	Oil & Gas Production (10.3%)
29,743	Southwestern Energy Co. (a)	861,655
20,599	Ultra Petroleum Corp. (Canada) (a)	710,871
		1,572,526
	Telecommunication Equipment (1.9%)
7,265	Research In Motion Ltd. (Canada) (a)	294,814
	Wholesale Distributors (2.3%)
204,974	Li & Fung Ltd. (Bermuda) (c) (d)	353,645

See Notes to Financial Statements

Capital Opportunities

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (2.2%)
10,815	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	$335,157
	Total Common Stocks (Cost $19,993,398)	14,627,353

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (4.8%) Investment Company (b)
735	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $735,117)		$735,117
Total Investments (Cost $20,728,515) (e)		100.3%	15,362,470
Liabilities in Excess of Other Assets		(0.3)	(47,217)
Net Assets		100.0%	$15,315,253

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (c)  Securities with total market value of $1,507,531 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (d)  Security trades on a Hong Kong exchange.

  (e)  The aggregate cost for federal income tax purposes is $20,805,970. The aggregate gross unrealized appreciation is $1,440,952 and the aggregate gross unrealized depreciation is $6,884,452 resulting in net unrealized depreciation of $5,443,500.

See Notes to Financial Statements

Capital Opportunities

Summary of Investments  ■  December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software/Services	$1,839,754	12.0%
Oil & Gas Production	1,572,526	10.2
Investment Banks/Brokers	1,369,301	8.9
Internet Retail	1,322,598	8.6
Biotechnology	1,180,020	7.7
Finance/Rental/Leasing	1,076,808	7.0
Financial Conglomerates	1,074,026	7.0
Chemicals: Agricultural	979,131	6.4
Investment Company	735,117	4.7
Miscellaneous Commercial Services	698,387	4.5
Computer Processing Hardware	689,457	4.5

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Air Freight/Couriers	$558,870	3.6%
Casino/Gaming	465,409	3.0
Wholesale Distributors	353,645	2.3
Wireless Telecommunications	335,157	2.2
Financial Publishing/ Services	319,039	2.1
Telecommunication Equipment	294,814	2.0
Finance Energy	242,480	1.6
Construction Materials	183,842	1.2
Home Building	72,089	0.5
	$15,362,470	100.0%

See Notes to Financial Statements

Global Equity

Portfolio of Investments  ■  December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (99.1%) Australia (c) (2.0%)
	Data Processing Services
100,475	Computershare Ltd.	$549,426
	Bermuda (5.5%)
	Apparel/Footwear Retail
66,100	Esprit Holdings Ltd. (c)	376,772
	Multi-Line Insurance
23,815	Axis Capital Holdings Ltd.	693,493
	Wholesale Distributors
260,800	Li & Fung Ltd. (c) (d)	449,963
	Total Bermuda	1,520,228
	China (c) (1.0%)
	Coal
130,000	China Shenhua Energy Company Ltd. (H Shares)	278,780
	Finland (c) (1.2%)
	Electronic Components
13,058	Vacon Oyj	335,657
	France (c) (5.8%)
	Food: Major Diversified
7,189	Groupe Danone	433,891
	Miscellaneous Commercial Services
9,789	Sodexo	541,722
	Pharmaceuticals: Other
15,826	Ipsen S.A.	617,935
	Total France	1,593,548
	Germany (c) (8.4%)
	Apparel/Footwear
13,659	Adidas AG	525,327
	Internet Software/Services
50,500	United Internet AG	451,979
	Medical/Nursing Services
19,099	Fresenius Medical Care AG & Co. KGaA	895,611

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
77,097	Wirecard AG (a)	$457,103
	Total Germany	2,330,020
	Greece (c) (0.9%)
	Regional Banks
32,485	EFG Eurobank Ergasias	257,769
	Ireland (1.1%)
	Pharmaceuticals: Other
14,600	ICON PLC (ADR) (a)	287,474
	Israel (4.6%)
	Food: Specialty/Candy
37,401	Strauss Group Ltd. (c)	365,788
	Pharmaceuticals: Other
21,400	Teva Pharmaceutical Industries Ltd. (ADR)	910,998
	Total Israel	1,276,786
	Japan (c) (6.2%)
	Home Building
22,700	Daito Trust Construction Co., Ltd.	1,188,601
	Pharmaceuticals: Other
122	EPS Co., Ltd.	526,454
	Total Japan	1,715,055
	Mexico (2.0%)
	Beverages: Non-Alcoholic
18,700	Fomento Economico Mexicano, S.A.B. de C.V. (ADR) (Units) (b)	563,431
	South Africa (c) (1.9%)
	Pharmaceuticals: Generic Drugs
146,606	Aspen Pharmacare Holdings Ltd. (a)	535,256

See Notes to Financial Statements

Global Equity

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	South Korea (c) (1.8%)
	Internet Software/Services
4,884	NHN Corp. (a)	$495,604
	Spain (c) (4.3%)
	Major Banks
44,657	Banco Santander S.A.	430,990
	Major Telecommunications
34,286	Telefonica S.A.	768,535
	Total Spain	1,199,525
	Switzerland (c) (2.4%)
	Biotechnology
7,117	Lonza Group AG (Registered Shares)	657,931
	United Kingdom (c) (10.6%)
	Beverages: Alcoholic
43,326	SABMiller PLC	729,494
	Investment Managers
68,826	Man Group PLC	237,563
	Major Banks
34,272	Standard Chartered PLC	438,110
	Miscellaneous Commercial Services
14,200	Homeserve PLC	200,996
68,902	Intertek Group PLC	780,469
		981,465
	Pharmaceuticals: Other
36,472	Shire PLC	533,359
	Total United Kingdom	2,919,991
	United States (39.4%)
	Beverages: Non-Alcoholic
12,400	PepsiCo, Inc.	679,148
	Biotechnology
16,630	Gilead Sciences, Inc. (a)	850,458
	Computer Processing Hardware
9,091	Apple Inc. (a)	775,917
	Data Processing Services
31,200	NeuStar, Inc. (Class A) (a)	596,856

NUMBER OF SHARES		VALUE
	Electronic Components
20,300	Amphenol Corporation (Class A)	$486,794
	Environmental Services
48,800	EnergySolutions Inc.	275,720
	Financial Conglomerates
14,900	Prudential Financial, Inc.	450,874
	Food: Meat/Fish/Dairy
68,100	Smart Balance Inc. (a)	463,080
	Life/Health Insurance
22,500	Aflac, Inc.	1,031,400
	Media Conglomerates
47,600	News Corp. (Class A)	432,684
	Medical Specialties
9,650	Bard (C.R.), Inc.	813,109
25,200	Qiagen N.V. (Netherlands) (a)	442,512
19,510	Thermo Fisher Scientific, Inc. (a)	664,706
16,700	West Pharmaceutical Services, Inc.	630,759
		2,551,086
	Miscellaneous Commercial Services
15,400	FTI Consulting Inc. (a)	688,072
	Specialty Stores
21,900	Staples, Inc.	392,448
	Wireless Telecommunications
44,700	MetroPCS Communications, Inc. (a)	663,795
31,000	NII Holdings Inc. (a)	563,580
		1,227,375
	Total United States	10,901,912
	Total Common Stocks (Cost $33,336,277)	27,418,393

See Notes to Financial Statements

Global Equity

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF RIGHTS		VALUE
	United Kingdom (c) (0.2%)
	Major Banks
11,298	Standard Chartered PLC (Cost $0)	$59,855

SHARES (000)	NUMBER OF		VALUE
	Short-Term Investments (e) (0.8%)
	Investment Company
207	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $207,178)		$207,178
Total Investments (Cost $33,543,455) (f)		100.1%	27,685,426
Liabilities in Excess of Other Assets		(0.1)	(31,737)
Net Assets		100.0%	$27,653,689

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Consist of one or more class of securities traded together as a unit; stocks with attached warrants.

  (c)  Securities with a total market value equal to $14,120,940 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (d)  Security trades on a Hong Kong exchange.

  (e)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (f)  The aggregate cost for federal income tax purposes is $33,548,612. The aggregate gross unrealized appreciation is $2,418,180 and the aggregate gross unrealized depreciation is $8,281,366, resulting in net unrealized depreciation of $5,863,186.

See Notes to Financial Statements

Global Equity

Summary of Investments  ■  December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Other	$2,876,220	10.4%
Miscellaneous Commercial Services	2,668,362	9.6
Medical Specialties	2,551,086	9.2
Biotechnology	1,508,389	5.5
Beverages: Non-Alcoholic	1,242,579	4.5
Wireless Telecommunications	1,227,375	4.4
Home Building	1,188,601	4.3
Data Processing Services	1,146,282	4.1
Life/Health Insurance	1,031,400	3.7
Internet Software/Services	947,583	3.4
Major Banks	928,955	3.4
Medical/Nursing Services	895,611	3.2
Electronic Components	822,451	3.0
Computer Processing Hardware	775,917	2.8
Major Telecommunications	768,535	2.8

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Beverages: Alcoholic	$729,494	2.6%
Multi-Line Insurance	693,493	2.5
Pharmaceuticals: Generic Drugs	535,256	1.9
Apparel/Footwear	525,327	1.9
Food: Meat/Fish/Dairy	463,080	1.7
Financial Conglomerates	450,874	1.6
Wholesale Distributors	449,963	1.6
Food: Major Diversified	433,891	1.6
Media Conglomerates	432,684	1.6
Specialty Stores	392,448	1.4
Apparel/Footwear Retail	376,772	1.4
Food: Specialty/Candy	365,788	1.3
Coal	278,780	1.0
Environmental Services	275,720	1.0
Regional Banks	257,769	0.9
Investment Managers	237,563	0.9
Investment Company	207,178	0.8
	$27,685,426	100.0%

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments  ■  December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (93.0%)
	Air Freight/Couriers (6.0%)
10,393	C.H. Robinson Worldwide, Inc.	$571,927
21,561	Expeditors International of Washington, Inc.	717,334
		1,289,261
	Alternative Power Generation (1.8%)
17,504	Covanta Holding Corp. (a)	384,388
	Apparel/Footwear Retail (1.6%)
10,715	Abercrombie & Fitch Co. (Class A)	247,195
11,343	Lululemon Athletica Inc. (Canada) (a)	89,950
		337,145
	Biotechnology (8.2%)
9,498	Gen-Probe Inc. (a)	406,894
25,968	Illumina, Inc. (a)	676,466
10,442	Techne Corp.	673,718
		1,757,078
	Broadcasting (1.8%)
13,095	Discovery Communications Inc. (Class C) (a)	175,342
14,673	Grupo Televisa S.A. (ADR) (Mexico)	219,215
		394,557
	Casino/Gaming (2.8%)
14,100	Wynn Resorts Ltd. (a)	595,866
	Chemicals: Major Diversified (1.4%)
25,520	Nalco Holding Co. (a)	294,501
	Chemicals: Specialty (0.4%)
8,722	Rockwood Holdings Inc. (a)	94,198
	Construction Materials (4.3%)
7,849	Martin Marietta Materials, Inc.	761,981
4,912	Texas Industries, Inc.	169,464
		931,445

NUMBER OF SHARES		VALUE
	Engineering & Construction (1.6%)
11,008	Aecom Technology Corp. (a)	$338,276
	Finance/Rental/Leasing (2.3%)
44,511	Redecard SA (Brazil) (c)	496,294
	Financial Conglomerates (4.5%)
24,684	Brookfield Asset Management Inc. (Class A) (Canada)	376,925
29,871	Leucadia National Corp. (a)	591,446
		968,371
	Financial Publishing/ Services (1.9%)
11,410	Morningstar, Inc. (a)	405,055
	Gas Distributors (1.1%)
7,228	Questar Corp.	236,283
	Home Building (1.8%)
14,456	Gafisa S.A. (ADR) (Brazil)	133,863
530	NVR, Inc. (a)	241,812
		375,675
	Home Furnishings (0.8%)
4,121	Mohawk Industries, Inc. (a)	177,079
	Information Technology Services (1.0%)
15,001	Teradata Corp. (a)	222,465
	Internet Retail (3.0%)
3,975	Amazon.com, Inc. (a)	203,838
18,101	Ctrip.com International Ltd. (ADR) (Cayman Islands)	430,804
		634,642
	Internet Software/ Services (7.4%)
3,126	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	408,162
4,042	Equinix, Inc. (a)	214,994
115,400	Tencent Holdings Ltd. (Cayman Islands) (c)	751,282
17,677	Yahoo! Inc. (a)	215,659
		1,590,097

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Investment Banks/ Brokers (3.1%)
3,523	Greenhill & Co., Inc.	$245,800
4,993	IntercontinentalExchange Inc. (a)	411,623
		657,423
	Investment Managers (0.7%)
20,824	Calamos Asset Management, Inc. (Class A)	154,098
	Investment Trusts/ Mutual Funds (1.0%)
29,915	Groupe Aeroplan, Inc.	210,338
	Media Conglomerates (0.7%)
10,963	Discovery Communications Inc. (Series A) (a)	155,236
	Medical Specialties (2.1%)
1,608	Intuitive Surgical, Inc. (a)	204,200
13,720	Mindray Medical International Limited (ADR) (Cayman Islands)	246,960
		451,160
	Miscellaneous Commercial Services (3.1%)
11,428	Corporate Executive Board Co. (The)	252,102
11,053	IHS Inc. (Class A) (a)	413,603
		665,705
	Oil & Gas Production (11.0%)
6,890	Petrohawk Energy Corp. (a)	107,691
5,483	Range Resources Corp.	188,560
40,011	Southwestern Energy Co. (a)	1,159,119
26,314	Ultra Petroleum Corp. (Canada) (a)	908,096
		2,363,466

NUMBER OF SHARES		VALUE
	Other Consumer Services (6.7%)
278,000	Alibaba.com Ltd. (Cayman Islands) (a)(c)	$202,367
7,110	New Oriental Education & Technology Group, Inc. (ADR) (Cayman Islands) (a)	390,410
6,702	Priceline.com Inc. (a)	493,602
1,668	Strayer Education, Inc.	357,636
		1,444,015
	Other Metals/Minerals (0.7%)
7,609	Intrepid Potash, Inc. (a)	158,039
	Other Transportation (1.1%)
10,711	Grupo Aeroportuario del Pacifico SAB de CV (ADR) (Mexico)	246,567
	Packaged Software (2.2%)
14,949	Salesforce.com, Inc. (a)	478,517
	Personnel Services (0.9%)
15,690	Monster Worldwide, Inc. (a)	189,692
	Property - Casualty Insurers (1.0%)
797	Alleghany Corp. (a)	224,754
	Restaurants (1.8%)
41,357	Starbucks Corp. (a)	391,237
	Wholesale Distributors (2.2%)
268,185	Li & Fung Ltd. (Bermuda) (c) (d)	462,704
	Wireless Telecommunications (1.0%)
11,550	NII Holdings Inc. (a)	209,979
	Total Common Stocks (Cost $32,011,672)	19,985,606
	Convertible Preferred Stock (0.8%)
	Biotechnology
14,664	Ironwood Pharmaceuticals (b) (c) (Cost $175,968)	175,968

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments  ■  December 31, 2008 continued

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (e) (6.4%)
	Investment Company
1,376	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,376,350)		$1,376,350
Total Investments (Cost $33,563,990) (f)		100.2%	21,537,924
Liabilities in Excess of Other Assets		(0.2)	(46,089)
Net Assets		100.0%	$21,491,835

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Resale is restricted to qualified institutional investors.

  (c)  Securities with a total market value equal to $2,088,615 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (d)  Security trades on a Hong Kong exchange.

  (e)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (f)  The aggregate cost for federal income tax purposes is $33,615,106. The aggregate gross unrealized appreciation is $910,583 and the aggregate gross unrealized depreciation is $12,987,765, resulting in net unrealized depreciation of $12,077,182.

See Notes to Financial Statements

Mid Cap Growth

Summary of Investments  ■  December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Production	$2,363,466	11.0%
Biotechnology	1,933,046	9.0
Internet Software/Services	1,590,097	7.4
Other Consumer Services	1,444,015	6.7
Investment Company	1,376,350	6.4
Air Freight/Couriers	1,289,261	6.0
Financial Conglomerates	968,371	4.5
Construction Materials	931,445	4.3
Miscellaneous Commercial Services	665,705	3.1
Investment Banks/Brokers	657,423	3.1
Internet Retail	634,642	2.9
Casino/Gaming	595,866	2.8
Finance/Rental/Leasing	496,294	2.3
Packaged Software	478,517	2.2
Wholesale Distributors	462,704	2.2
Medical Specialties	451,160	2.1
Financial Publishing/ Services	405,055	1.9
Broadcasting	394,557	1.8
Restaurants	391,237	1.8
Alternative Power Generation	384,388	1.8

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Home Building	$375,675	1.7%
Engineering & Construction	338,276	1.6
Apparel/Footwear Retail	337,145	1.6
Chemicals: Major Diversified	294,501	1.4
Other Transportation	246,567	1.1
Gas Distributors	236,283	1.1
Property - Casualty Insurers	224,754	1.0
Information Technology Services	222,465	1.0
Investment Trusts/Mutual Funds	210,338	1.0
Wireless Telecommunications	209,979	1.0
Personnel Services	189,692	0.9
Home Furnishings	177,079	0.8
Other Metals/Minerals	158,039	0.7
Media Conglomerates	155,236	0.7
Investment Managers	154,098	0.7
Chemicals: Specialty	94,198	0.4
	$21,537,924	100.0%

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements

Statements of Assets and Liabilities
For the year ended December 31, 2008

	Money Market		Flexible Income		Balanced		Global Infrastructure		Dividend Growth	Equally- Weighted S&P 500
Assets:
Investments in securities, at value*	$215,804,435	(1)	$26,771,536		$39,131,953		$36,623,649		$100,402,002	$82,831,508
Investments in affiliates, at value**	—		6,476,953		3,472,743		364,986		722,532	311,743
Cash	5,003		175,437	(2)	3,494	(2)	21,185	(2)	—	—
Receivable for:
Investments sold	—		723,872		124,915		—		571,731	567,589
Interest	103,586		483,849		129,932		—		—	—
Dividends	—		—		43,512		30,886		211,412	209,596
Shares of beneficial interest sold	107,791		—		—		—		—	—
Foreign withholding taxes reclaimed	—		1,628		—		11,222		36,401	—
Dividends from affiliate	—		5,301		3,448		336		1,058	247
Variation margin	—		39,375		34,125		—		—	2,380
Foreign dividends	—		—		—		100,937		—	—
Periodic interest payment on open swap contracts	—		192,284		53,482		—		—	—
Unrealized appreciation on open forward foreign currency contracts	—		—		—		99,052		—	—
Unrealized appreciation on open swap contracts	—		4,913,910		1,511,552		—		—	—
Prepaid expenses and other assets	27,846		3,751		3,617		36,316		4,648	25,411
Total Assets	216,048,661		39,787,896		44,512,773		37,288,569		101,949,784	83,948,474
Liabilities:
Written call options outstanding, at value	—		38,981	(3)	15,881	(3)	—		—	—
Payable for:
Investments purchased	—		2,642,929		499,812		—		—	487,044
Shares of beneficial interest redeemed	74,973		39,955		25,754		2,146		37,017	43,563
Investment advisory fee	89,310		7,461		18,533		17,919		48,020	8,585
Distribution fee	40,214		3,417		3,738		2,317		5,312	10,098
Administration fee	9,961		2,120		2,966		2,537		7,110	5,794
Periodic interest payment on open swap contracts	—		148,366		24,354		—		—	—
Swap contracts termination	—		146,184		—		—		—	—
Transfer agent fee	500		500		500		500		500	500
Unrealized depreciation on open forward foreign currency contracts	—		2,323		—		53,789		—	—
Swap contracts collateral due to brokers	—		2,290,000		770,000		—		—	—
Unrealized depreciation on open swap contracts	—		4,031,525		812,966		—		—	—
Payable to bank	—		—		—		—		—	54,850
Accrued expenses and other payables	48,257		33,326		65,188		26,637		68,630	76,429
Total Liabilities	263,215		9,387,087		2,239,692		105,845		166,589	686,863
Net Assets	$215,785,446		$30,400,809		$42,273,081		$37,182,724		$101,783,195	$83,261,611
Composition of Net Assets:
Paid-in-capital	$215,785,470		$64,073,198		$49,377,802		$35,379,385		$200,479,436	$82,088,994
Accumulated undistributed net investment income (net investment loss)	159		2,220,402		1,168,937		1,071,777		1,798,267	2,108,550
Accumulated net realized gain (loss)	(183)		(27,436,182)		(2,885,872)		(1,338,730)		(77,296,441)	(520,714)
Net unrealized appreciation (depreciation)	—		(8,456,609)		(5,387,786)		2,070,292		(23,198,067)	(415,219)
Net Assets	$215,785,446		$30,400,809		$42,273,081		$37,182,724		$101,783,195	$83,261,611
*Cost	$215,804,435		$35,912,392		$45,114,534		$34,601,052		$123,600,069	$83,191,167
**Affiliated Cost	$—		$6,476,953		$3,472,743		$364,986		$722,532	$372,837
Class X Shares:
Net Assets	$42,190,075		$14,742,648		$25,225,492		$26,296,968		$77,428,299	$36,814,381
Shares Outstanding (unlimited authorized shares of $.01 par value)	42,190,101		2,700,099		2,282,217		1,325,854		6,576,694	3,171,571
Net Asset Value Per Share	$1.00		$5.46		$11.05		$19.83		$11.77	$11.61
Class Y Shares:
Net Assets	$173,595,371		$15,658,161		$17,047,589		$10,885,756		$24,354,896	$46,447,230
Shares Outstanding (unlimited authorized shares of $.01 par value)	173,595,369		2,882,691		1,550,099		550,343		2,075,566	4,055,906
Net Asset Value Per Share	$1.00		$5.43		$11.00		$19.78		$11.73	$11.45

(1) Including repurchase agreements of $37,945,000.

(2) Including foreign currency valued at $6,022, $1,525, $17,887 and $7, respectively with a cost of $6,123, $1,562, $16,949 and $9, respectively.

(3) Premium received $13,428 and $5,470, respectively

See Notes to Financial Statements

	Capital Growth	Focus Growth	Capital Opportunities	Global Equity	Mid Cap Growth
Assets:
Investments in securities, at value*	$20,206,921	$61,069,993	$14,627,353	$27,478,248	$20,161,574
Investments in affiliates, at value**	1,402,700	1,980,477	735,117	207,178	1,376,350
Cash	—	7 (2)	—	—	406
Receivable for:
Investments sold	—	—	—	—	—
Interest	—	—	—	—	—
Dividends	4,840	8,957	557	12,481	3,893
Shares of beneficial interest sold	—	7,173	7,816	—	—
Foreign withholding taxes reclaimed	—	—	—	33,958	—
Dividends from affiliate	1,621	2,312	830	195	1,359
Variation margin	—	—	—	—	—
Foreign dividends	—	—	—	—	—
Periodic interest payment on open swap contracts	—	—	—	—	—
Unrealized appreciation on open forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on open swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,152	2,557	8,336	770	3,715
Total Assets	21,618,234	63,071,476	15,380,009	27,732,830	21,547,297
Liabilities:
Written call options outstanding, at value	—	—	—	—	—
Payable for:
Investments purchased	—	—	—	—	—
Shares of beneficial interest redeemed	1,864	58,272	6,254	7,895	10,021
Investment advisory fee	9,231	30,211	8,990	18,571	7,652
Distribution fee	2,892	3,188	1,896	1,092	1,181
Administration fee	1,542	4,530	1,085	1,935	1,491
Periodic interest payment on open swap contracts	—	—	—	—	—
Swap contracts termination	—	—	—	—	—
Transfer agent fee	500	500	500	500	500
Unrealized depreciation on open forward foreign currency contracts	—	—	—	—	—
Swap contracts collateral due to brokers	—	—	—	—	—
Unrealized depreciation on open swap contracts	—	—	—	—	—
Payable to bank	—	—	618	3,351	—
Accrued expenses and other payables	28,877	47,329	45,413	45,797	34,617
Total Liabilities	44,906	144,030	64,756	79,141	55,462
Net Assets	$21,573,328	$62,927,446	$15,315,253	$27,653,689	$21,491,835
Composition of Net Assets:
Paid-in-capital	$55,561,654	$300,544,370	$97,878,977	$34,664,281	$46,654,867
Accumulated undistributed net investment income (net investment loss)	(459)	(118,510)	18,697	252,587	(2,507)
Accumulated net realized gain (loss)	(25,186,799)	(205,280,165)	(77,216,383)	(1,407,304)	(13,134,467)
Net unrealized appreciation (depreciation)	(8,801,068)	(32,218,249)	(5,366,038)	(5,855,875)	(12,026,058)
Net Assets	$21,573,328	$62,927,446	$15,315,253	$27,653,689	$21,491,835
*Cost	$29,007,999	$93,288,240	$19,993,398	$33,336,277	$32,187,640
**Affiliated Cost	$1,402,700	$1,980,477	$735,117	$207,178	$1,376,350
Class X Shares:
Net Assets	$8,620,766	$48,721,790	$6,744,047	$22,632,682	$16,022,597
Shares Outstanding (unlimited authorized shares of $.01 par value)	759,394	4,753,829	878,102	2,390,973	964,535
Net Asset Value Per Share	$11.35	$10.25	$7.68	$9.47	$16.61
Class Y Shares:
Net Assets	$12,952,562	$14,205,656	$8,571,206	$5,021,007	$5,469,238
Shares Outstanding (unlimited authorized shares of $.01 par value)	1,157,758	1,399,343	1,139,930	535,180	334,621
Net Asset Value Per Share	$11.19	$10.15	$7.52	$9.38	$16.34

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Operations
For the year ended December 31, 2008

	Money Market	Flexible Income	Balanced	Global Infrastructure	Dividend Growth	Equally- Weighted S&P 500
Investment Income:
Income
Interest†	$4,809,131	$2,795,510	$897,260	—	—	—
Dividends from affiliates	—	71,073	102,586	$39,996	$111,820	$57,015
Dividends†	—	604	945,181	1,613,720	3,470,237	2,655,448
Total Income	4,809,131	2,867,187	1,945,027	1,653,716	3,582,057	2,712,463
†Net of foreign withholding tax	—	(1,365)	(23,105)	(48,650)	(2,128)	(316)
Expenses
Investment advisory fee	778,506	127,901	290,201	301,930	832,714	161,724
Administration fee	86,539	31,975	44,646	42,376	122,233	107,817
Distribution fee (Class Y shares)	332,100	52,196	55,806	38,234	91,109	189,745
Professional fees	53,098	39,820	44,965	67,034	45,452	33,717
Mutual fund insurance (Note 9)	20,890	—	—	—	—	—
Shareholder reports and notices	20,559	22,068	23,889	21,403	66,076	72,858
Custodian fees	23,275	28,621	47,237	4,001	13,151	24,755
Trustees' fees and expenses	2,223	1,076	968	928	2,619	1,922
Transfer agent fees and expenses	500	500	500	500	500	500
Other	10,700	20,846	21,682	6,685	13,977	18,860
Total Expenses	1,328,390	325,003	529,894	483,091	1,187,831	611,898
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	—	(3,389)	(3,662)	(1,453)	(4,319)	(1,436)
Net Expenses	1,328,390	321,614	526,232	481,638	1,183,512	610,462
Net Investment Income (Loss)	3,480,741	2,545,573	1,418,795	1,172,078	2,398,545	2,102,001
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	—	(7,992,158)	(2,508,499)	10,489,122	(17,925,754)	1,243,364
Investments in affiliates	—	—	(88,047)	—	—	(76,985)
Futures contracts	—	(932,473)	(289,145)	—	—	(1,301,648)
Option contracts	—	(50,352)	961	—	75,342	—
Swap contracts	—	419,411	542,105	—	—	—
Foreign exchange transactions	—	118,518	(675)	179,185	—	—
Net Realized Gain (Loss)	—	(8,437,054)	(2,343,300)	10,668,307	(17,850,412)	(135,269)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	—	(3,879,742)	(13,337,389)	(32,032,715)	(50,166,655)	(63,973,208)
Investments in affiliates	—	—	—	—	—	(498,819)
Futures contracts	—	(87,259)	(92,435)	—	—	84,088
Swap contracts	—	103,905	279,164	—	—	—
Option contracts	—	69,796	10,193	—	17,585	—
Translation of other assets and liabilities denominated in foreign currencies	—	(24,617)	—	47,695	—	—
Net Depreciation	—	(3,817,917)	(13,140,467)	(31,985,020)	(50,149,070)	(64,387,939)
Net Loss	—	(12,254,971)	(15,483,767)	(21,316,713)	(67,999,482)	(64,523,208)
Net Increase (Decrease)	$3,480,741	$(9,709,398)	$(14,064,972)	$(20,144,635)	$(65,600,937)	$(62,421,207)

See Notes to Financial Statements

	Capital Growth	Focus Growth	Capital Opportunities	Global Equity	Mid Cap Growth
Investment Income:
Income
Interest†	$169	—	$7	—	—
Dividends from affiliates	47,616	$157,183	39,453	$16,891	$48,282
Dividends†	171,152	448,627	147,123	766,139	153,315
Total Income	218,937	605,810	186,583	783,030	201,597
†Net of foreign withholding tax	(6,607)	(20,826)	(1,672)	(60,856)	(5,785)
Expenses
Investment advisory fee	182,814	652,005	185,302	351,476	154,227
Administration fee	29,250	95,707	22,126	36,517	29,376
Distribution fee (Class Y shares)	52,059	67,734	38,025	20,519	22,937
Professional fees	33,494	42,412	29,156	42,744	39,184
Mutual fund insurance (Note 9)	—	—	—	—	—
Shareholder reports and notices	28,966	22,940	36,595	21,568	19,906
Custodian fees	17,561	18,222	9,579	19,774	23,658
Trustees' fees and expenses	692	2,176	530	861	707
Transfer agent fees and expenses	500	500	500	500	500
Other	6,116	11,699	5,102	12,838	5,843
Total Expenses	351,452	913,395	326,915	506,797	296,338
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(2,116)	(6,675)	(1,437)	(626)	(1,929)
Net Expenses	349,336	906,720	325,478	506,171	294,409
Net Investment Income (Loss)	(130,399)	(300,910)	(138,895)	276,859	(92,812)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(100,080)	(5,000,830)	(2,128,910)	(1,388,333)	(1,315,134)
Investments in affiliates	—	—	—	—	—
Futures contracts	—	—	—	—	—
Option contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Foreign exchange transactions	(23,359)	(50,550)	(12,435)	(23,825)	(15,201)
Net Realized Gain (Loss)	(123,439)	(5,051,380)	(2,141,345)	(1,412,158)	(1,330,335)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(21,420,083)	(68,239,878)	(13,749,035)	(25,444,497)	(20,148,629)
Investments in affiliates	—	—	—	—	—
Futures contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Option contracts	—	—	—	—	—
Translation of other assets and liabilities denominated in foreign currencies	(209)	3	7	390	22
Net Depreciation	(21,420,292)	(68,239,875)	(13,749,028)	(25,444,107)	(20,148,607)
Net Loss	(21,543,731)	(73,291,255)	(15,890,373)	(26,856,265)	(21,478,942)
Net Increase (Decrease)	$(21,674,130)	$(73,592,165)	$(16,029,268)	$(26,579,406)	$(21,571,754)

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Flexible Income		Balanced
	For The Year Ended	For The Year Ended	For The Year Ended	For The Year Ended	For The Year Ended	For The Year Ended
	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,480,741	$5,692,540	$2,545,573	$3,413,525	$1,418,795	$1,842,741
Net realized gain (loss)	—	(183)	(8,437,054)	(14,669)	(2,343,300)	7,086,836
Net change in unrealized appreciation/depreciation	—	—	(3,817,917)	(1,460,032)	(13,140,467)	(5,764,016)
Net Increase (Decrease)	3,480,741	5,692,357	(9,709,398)	1,938,824	(14,064,972)	3,165,561
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(939,829)	(2,008,292)	(443,828)	(1,584,967)	(278,395)	(1,230,873)
Class Y shares	(2,540,820)	(3,684,226)	(467,814)	(1,484,033)	(167,071)	(679,026)
Net realized gain
Class X shares	—	—	—	—	(4,165,125)	(3,856,860)
Class Y shares	—	—	—	—	(2,847,875)	(2,319,112)
Paid-in-capital
Class X shares	—	—	—	(46,420)	—	—
Class Y shares	—	—	—	(43,464)	—	—
Total Dividends and Distributions	(3,480,649)	(5,692,518)	(911,642)	(3,158,884)	(7,458,466)	(8,085,871)
Net increase (decrease) from transactions in shares of beneficial interest	93,025,321	1,790,060	(8,494,169)	(4,194,509)	(6,225,884)	(9,823,141)
Total Increase (Decrease)	93,025,413	1,789,899	(19,115,209)	(5,414,569)	(27,749,322)	(14,743,451)
Net Assets:
Beginning of period	122,760,033	120,970,134	49,516,018	54,930,587	70,022,403	84,765,854
End of Period	$215,785,446	$122,760,033	$30,400,809	$49,516,018	$42,273,081	$70,022,403
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$159	$67	$2,220,402	$194,594	$1,168,937	$(103,102)

See Notes to Financial Statements

	Global Infrastructure		Dividend Growth		Equally-Weighted S&P 500
	For The Year Ended	For The Year Ended	For The Year Ended	For The Year Ended	For The Year Ended	For The Year Ended
	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,172,078	$1,238,174	$2,398,545	$2,585,109	$2,102,001	$2,753,795
Net realized gain (loss)	10,668,307	9,039,953	(17,850,412)	14,860,981	(135,269)	30,981,403
Net change in unrealized appreciation/depreciation	(31,985,020)	2,530,416	(50,149,070)	(6,780,050)	(64,387,939)	(29,424,330)
Net Increase (Decrease)	(20,144,635)	12,808,543	(65,600,937)	10,666,040	(62,421,207)	4,310,868
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(228,880)	(913,278)	(524,657)	(2,049,527)	(1,225,564)	(1,353,767)
Class Y shares	(83,579)	(294,884)	(137,934)	(484,081)	(1,332,310)	(1,348,006)
Net realized gain
Class X shares	—	—	—	—	(13,484,166)	(8,266,186)
Class Y shares	—	—	—	—	(17,706,568)	(9,864,510)
Paid-in-capital
Class X shares	—	—	—	—	—	—
Class Y shares	—	—	—	—	—	—
Total Dividends and Distributions	(312,459)	(1,208,162)	(662,591)	(2,533,608)	(33,748,608)	(20,832,469)
Net increase (decrease) from transactions in shares of beneficial interest	(9,705,138)	(14,642,163)	(34,650,154)	(60,859,159)	1,882,742	(22,651,084)
Total Increase (Decrease)	(30,162,232)	(3,041,782)	(100,913,682)	(52,726,727)	(94,287,073)	(39,172,685)
Net Assets:
Beginning of period	67,344,956	70,386,738	202,696,877	255,423,604	177,548,684	216,721,369
End of Period	$37,182,724	$67,344,956	$101,783,195	$202,696,877	$83,261,611	$177,548,684
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$1,071,777	$32,973	$1,798,267	$62,313	$2,108,550	$2,671,300

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	Capital Growth		Focus Growth		Capital Opportunities
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(130,399)	$120,151	$(300,910)	$649,352	$(138,895)	$51,545
Net realized gain (loss)	(123,439)	6,989,883	(5,051,380)	20,761,724	(2,141,345)	5,863,139
Net change in unrealized appreciation/depreciation	(21,420,292)	2,822,244	(68,239,875)	13,132,647	(13,749,028)	235,282
Net Increase (Decrease)	(21,674,130)	9,932,278	(73,592,165)	34,543,723	(16,029,268)	6,149,966
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(52,598)	—	(378,716)	—	—	—
Class Y shares	(614)	—	(17,783)	—	—	—
Net realized gain
Class X shares	—	—	—	—	—	—
Class Y shares	—	—	—	—	—	—
Total Dividends and Distributions	(53,212)	—	(396,499)	—	—	—
Net decrease from transactions in shares of beneficial interest	(6,205,790)	(11,410,088)	(27,436,195)	(44,167,611)	(4,125,299)	(5,918,791)
Total Increase (Decrease)	(27,933,132)	(1,477,810)	(101,424,859)	(9,623,888)	(20,154,567)	231,175
Net Assets:
Beginning of period	49,506,460	50,984,270	164,352,305	173,976,193	35,469,820	35,238,645
End of Period	$21,573,328	$49,506,460	$62,927,446	$164,352,305	$15,315,253	$35,469,820
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$(459)	$116,930	$(118,510)	$629,449	$18,697	$36,329

See Notes to Financial Statements

	Global Equity		Mid Cap Growth
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$276,859	$386,035	$(92,812)	$255,252
Net realized gain (loss)	(1,412,158)	3,012,050	(1,330,335)	9,908,370
Net change in unrealized appreciation/depreciation	(25,444,107)	7,233,154	(20,148,607)	422,372
Net Increase (Decrease)	(26,579,406)	10,631,239	(21,571,754)	10,585,994
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(373,382)	(376,292)	(200,849)	(160,805)
Class Y shares	(55,610)	(50,146)	(42,690)	(15,686)
Net realized gain
Class X shares	(2,427,746)	(8,038,444)	—	—
Class Y shares	(546,736)	(1,596,154)	—	—
Total Dividends and Distributions	(3,403,474)	(10,061,036)	(243,539)	(176,491)
Net decrease from transactions in shares of beneficial interest	(7,586,193)	(6,824,500)	(7,549,908)	(11,210,192)
Total Increase (Decrease)	(37,569,073)	(6,254,297)	(29,365,201)	(800,689)
Net Assets:
Beginning of period	65,222,762	71,477,059	50,857,036	51,657,725
End of Period	$27,653,689	$65,222,762	$21,491,835	$50,857,036
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$252,587	$423,372	$(2,507)	$315,994

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Flexible Income		Balanced
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Class X Shares
Shares
Sold	21,538,342	16,758,648	71,029	115,879	40,927	28,148
Reinvestment of dividends and distributions	939,829	2,008,292	64,680	226,051	339,971	301,300
Redeemed	(18,323,669)	(27,462,316)	(823,887)	(951,692)	(689,333)	(824,224)
Net increase (decrease) - Class X	4,154,502	(8,695,376)	(688,178)	(609,762)	(308,435)	(494,776)
Amount
Sold	$21,538,342	$16,758,648	$403,477	$843,071	$533,009	$495,812
Reinvestment of dividends and distributions	939,829	2,008,292	443,828	1,631,387	4,443,520	5,087,733
Redeemed	(18,323,669)	(27,462,316)	(5,207,215)	(6,895,353)	(9,409,851)	(14,291,156)
Net increase (decrease) - Class X	$4,154,502	$(8,695,376)	$(4,359,910)	$(4,420,895)	$(4,433,322)	$(8,707,611)
Class Y Shares
Shares
Sold	139,265,862	56,399,876	306,600	279,090	54,637	45,410
Reinvestment of dividends and distributions	2,540,820	3,684,226	68,448	212,456	231,801	178,027
Redeemed	(52,935,863)	(49,598,666)	(1,067,817)	(459,484)	(419,750)	(284,008)
Net increase (decrease) - Class Y	88,870,819	10,485,436	(692,769)	32,062	(133,312)	(60,571)
Amount
Sold	$139,265,862	$56,399,876	$1,972,386	$2,016,718	$729,768	$783,180
Reinvestment of dividends and distributions	2,540,820	3,684,226	467,814	1,527,497	3,014,946	2,998,138
Redeemed	(52,935,863)	(49,598,666)	(6,574,459)	(3,317,829)	(5,537,276)	(4,896,848)
Net increase (decrease) - Class Y	$88,870,819	$10,485,436	$(4,134,259)	$226,386	$(1,792,562)	$(1,115,530)

See Notes to Financial Statements

	Global Infrastructure		Dividend Growth
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Class X Shares
Shares
Sold	19,928	10,548	22,280	3,773
Reinvestment of dividends and distributions	8,601	32,153	31,118	108,909
Redeemed	(334,421)	(502,410)	(1,721,581)	(2,985,599)
Net increase (decrease) - Class X	(305,892)	(459,709)	(1,668,183)	(2,872,917)
Amount
Sold	$505,860	$305,405	$258,592	$70,406
Reinvestment of dividends and distributions	228,880	913,278	524,657	2,049,527
Redeemed	(8,392,248)	(14,049,005)	(26,613,525)	(56,058,686)
Net increase (decrease) - Class X	$(7,657,508)	$(12,830,322)	$(25,830,276)	$(53,938,753)
Class Y Shares
Shares
Sold	73,907	69,357	33,846	21,703
Reinvestment of dividends and distributions	3,143	10,381	8,191	25,745
Redeemed	(157,444)	(141,307)	(600,343)	(416,439)
Net increase (decrease) - Class Y	(80,394)	(61,569)	(558,306)	(368,991)
Amount
Sold	$1,886,951	$1,905,076	$534,770	$403,541
Reinvestment of dividends and distributions	83,579	294,884	137,934	484,081
Redeemed	(4,018,160)	(4,011,801)	(9,492,582)	(7,808,028)
Net increase (decrease) - Class Y	$(2,047,630)	$(1,811,841)	$(8,819,878)	$(6,920,406)

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Equally Weighted S&P 500		Capital Growth		Focus Growth
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Class X Shares
Shares
Sold	45,914	44,887	15,330	5,102	13,579	2,885
Reinvestment of dividends and distributions	854,720	354,065	2,641	—	19,481	—
Redeemed	(791,694)	(1,077,133)	(244,005)	(336,933)	(1,220,491)	(2,006,705)
Net increase (decrease) - Class X	108,940	(678,181)	(226,034)	(331,831)	(1,187,431)	(2,003,820)
Amount
Sold	$626,399	$1,265,579	$237,995	$113,821	$209,355	$57,077
Reinvestment of dividends and distributions	14,709,730	9,619,953	52,598	—	378,716	—
Redeemed	(14,439,208)	(29,861,425)	(4,302,340)	(6,727,872)	(20,577,432)	(38,295,449)
Net increase (decrease) - Class X	$896,921	$(18,975,893)	$(4,011,747)	$(6,614,051)	$(19,989,361)	$(38,238,372)
Class Y Shares
Shares
Sold	96,471	86,080	185,940	62,316	59,759	44,676
Reinvestment of dividends and distributions	1,119,934	416,977	32	—	922	—
Redeemed	(1,142,802)	(630,596)	(293,052)	(300,080)	(498,859)	(361,767)
Net increase (decrease) - Class Y	73,603	(127,539)	(107,080)	(237,764)	(438,178)	(317,091)
Amount
Sold	$1,754,862	$2,315,805	$2,868,438	$1,253,798	$1,067,781	$899,880
Reinvestment of dividends and distributions	19,038,878	11,212,516	614	—	17,783	—
Redeemed	(19,807,919)	(17,203,512)	(5,063,095)	(6,049,835)	(8,532,398)	(6,829,119)
Net increase (decrease) - Class Y	$985,821	$(3,675,191)	$(2,194,043)	$(4,796,037)	$(7,446,834)	$(5,929,239)

See Notes to Financial Statements

	Capital Opportunities		Global Equity		Mid Cap Growth
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Class X Shares
Shares
Sold	22,242	20,705	14,954	10,695	11,659	5,972
Reinvestment of dividends and distributions	—	—	195,065	473,536	6,957	5,464
Redeemed	(279,009)	(399,787)	(687,088)	(850,961)	(236,726)	(406,431)
Net increase (decrease) - Class X	(256,767)	(379,082)	(477,069)	(366,730)	(218,110)	(394,995)
Amount
Sold	$247,289	$303,270	$177,611	$209,580	$282,887	$176,600
Reinvestment of dividends and distributions	—	—	2,801,128	8,414,736	200,849	160,805
Redeemed	(3,438,512)	(5,503,147)	(9,524,181)	(16,135,596)	(6,229,858)	(12,019,866)
Net increase (decrease) - Class X	$(3,191,223)	$(5,199,877)	$(6,545,442)	$(7,511,280)	$(5,746,122)	$(11,682,461)
Class Y Shares
Shares
Sold	234,377	173,342	24,944	47,966	31,369	90,892
Reinvestment of dividends and distributions	—	—	42,270	93,381	1,501	541
Redeemed	(335,799)	(230,338)	(149,318)	(101,031)	(102,005)	(81,822)
Net increase (decrease) - Class Y	(101,422)	(56,996)	(82,104)	40,316	(69,135)	9,611
Amount
Sold	$2,941,000	$2,365,584	$386,405	$901,334	$816,596	$2,819,460
Reinvestment of dividends and distributions	—	—	602,346	1,646,300	42,690	15,686
Redeemed	(3,875,076)	(3,084,498)	(2,029,502)	(1,860,854)	(2,663,072)	(2,362,877)
Net increase (decrease) - Class Y	$(934,076)	$(718,914)	$(1,040,751)	$686,780	$(1,803,786)	$472,269

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  December 31, 2008

1. Organization and Accounting Policies

Morgan Stanley Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "Act"), as a diversified (except Focus Growth is non-diversified, effective August 8, 2007), open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Fund, which consists of 11 separate portfolios ("Portfolios"), was organized on June 2, 1994, as a Massachusetts business trust and commenced operations on November 9, 1994, with the exception of Capital Opportunities which commenced operations on January 21, 1997.

On July 24, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.

Flexible Income	Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective.

Balanced	Seeks to provide capital growth with reasonable current income.

Global Infrastructure* (Formerly Utilities)	Seeks both capital appreciation and current income.

Dividend Growth	Seeks to provide reasonable current income and long-term growth of income and capital.

Equally-Weighted S&P 500	Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

Capital Growth** (Formerly Growth)	Seeks long-term capital growth.

Focus Growth	Seeks long-term capital growth.

Capital Opportunities	Seeks long-term capital growth.

Global Equity	Seeks to obtain total return on its assets primarily through long-term capital growth and to a lesser extent from income.

Mid Cap Growth** (Formerly Developing Growth)	Seeks long-term capital growth.

*  Name change effective November 3, 2008.

**  Name change effective May 1, 2008.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  December 31, 2008 continued

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: securities are valued at amortized cost which approximates market value, in accordance with rule 2a-7 of the Act. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (10) investments in investment trusts and open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

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B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swaps — The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 ("FSP FAS 133-1 and FIN 45-4"), effective December 31, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.

The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent

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payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the

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instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

G. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased

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by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in written options for the year ended December 31, 2008 for Flexible Income were as follows:

	CONTRACT AMOUNT	PREMIUM
Options written, outstanding at beginning of the period	—	—
Options written	112	$55,703
Options exercise	—	—
Options closed	(85)	(42,275)
Options expired	—	—
Options written, outstanding at end of period	27	$13,428

Transactions in written options for the year ended December 31, 2008 for Balanced were as follows:

	CONTRACT AMOUNT	PREMIUM
Options written, outstanding at beginning of the period	—	—
Options written	47	$23,375
Options exercised	—	—
Options closed	(36)	(17,905)
Options expired	—	—
Options written, outstanding at end of period	11	$5,470

Transactions in written options for the year ended December 31, 2008 for Dividend Growth were as follows:

	CONTRACT AMOUNT	PREMIUM
Options written, outstanding at beginning of the period	256	$17,005
Options written	1,310	90,468
Options exercise	(213)	(17,128)
Options expired	(1,353)	(90,345)
Options written, outstanding at end of period	—	$—

H. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange

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transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

I. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

J. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to its shareholders on the ex-dividend date.

K. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

L. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day.

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Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion and 0.275% to the portion of the daily net assets in excess of $1.5 billion.

Flexible Income — 0.32%.

Balanced — 0.52% to the portion of the daily net assets not exceeding $500 million and 0.495% to the portion of the daily net assets in excess of $500 million.

Global Infrastructure — 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion and 0.345% to the portion of the daily net assets in excess of $5 billion.

Effective June 30, 2008, the Global Infrastructure Portfolio entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the "Sub-Adviser"). Under the Sub-Advisory Agreement, the Sub-Adviser provides the Portfolio with investment advice and portfolio management relating to the Portfolio's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser as compensation in the amounts of $70,173, for the year ended December 31, 2008.

Dividend Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of the daily net assets in excess of $2 billion.

Equally-Weighted S&P 500 — 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Capital Growth — 0.50% to the portion of the daily net assets not exceeding $1 billion; 0.45% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.35% to the portion of the daily net assets in excess of $3 billion.

Focus Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of

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the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion and 0.345% to the portion of the daily net assets in excess of $4.5 billion.

Capital Opportunities — 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.595% to the portion of the daily net assets in excess of $3 billion.

Global Equity — 0.77%.

Mid Cap Growth — 0.42% to the portion of the daily net assets not exceeding $500 million and 0.395% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market 0.05%) to each Portfolio's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has agreed to waive expenses in the amount of $342 for the Money Market Portfolio, which was netted against advisory fees in the Statement of Operations.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

4. Security Transactions and Transactions with Affiliates

Each Portfolio (except Money Market) may invest in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Portfolio in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended December 31, 2008, the tables below identify, for each Portfolio that invested in Morgan Stanley Institutional

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Liquidity Funds – Money Market Portfolio – Institutional Class, the investment advisory fee reduction and the income distributions earned, if any, by each Portfolio for that Portfolio's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions are recorded as "dividends from affiliates" in the Statement of Operations.

PORTFOLIO	INCOME DISTRIBUTION EARNED	ADVISORY FEE REDUCE
Flexible Income	$71,073	$3,389
Balanced	91,958	3,662
Global Infrastructure	39,996	1,453
Dividend Growth	111,820	4,319
Equally-Weighted S&P 500	41,145	1,436
Capital Growth	47,616	2,116
Focus Growth .	157,183	6,675
Capital Opportunities	39,453	1.437
Global Equity	16,891	626
Mid Cap Growth	48,282	1,929

During the year ended December 31, 2008, each Portfolio's cost of purchases and proceeds from sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class were as follows:

PORTFOLIO	PURCHASES	SALES
Flexible Income	$27,556,431	$22,637,352
Balanced	28,937,218	27,837,002
Global Infrastructure	19,711,118	20,390,389
Dividend Growth	47,389,479	50,968,795
Equally-Weighted S&P 500	19,144,419	26,635,903
Capital Growth	14,664,832	15,048,770
Focus Growth	37,675,589	48,140,037
Capital Opportunities	8,592,458	10,501,754
Global Equity	16,709,715	16,502,537
Mid Cap Growth	16,699,794	18,047,768

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Purchases and sales/maturities/prepayments of portfolio securities, excluding short-term investments (except for the Money Market Portfolio), for the year ended December 31, 2008 were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
	PURCHASES	SALES/PREPAYMENTS MATURITIE	PURCHASES	SALES/PREPAYMENTS MATURITIES
Money Market	$18,731,281	$19,032,170	$7,456,321,948	$7,365,411,738
Flexible Income	13,845,259	15,210,766	13,096,843	21,520,251
Balanced	15,602,100	21,475,351	18,544,268	26,954,396
Global Infrastructure.	—	—	39,803,386	47,809,309
Dividend Growth .	—	—	91,531,330	120,907,995
Equally-Weighted S&P 500	—	—	42,667,921	65,249,311
Capital Growth	—	—	14,896,325	21,426,915
Focus Growth	—	—	36,417,236	54,273,097
Capital Opportunities	—	—	8,745,871	10,951,510
Global Equity	—	—	14,301,586	24,661,409
Mid Cap Growth	—	—	15,360,396	21,957,348

Equally-Weighted S&P 500 had transactions in Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor:

PURCHASES	SALES	NET REALIZED LOSS	INCOME	VALUE
$161,526	$65,670	$(53,495)	$8,261	$161,812

The following Portfolios had transactions in Hartford Financial Services Group, Inc., an affiliate of the Fund:

	PURCHASES	SALES	NET REALIZED LOSS	INCOME	VALUE
Balanced	$9,770	$221,123	$(88,047)	$10,628	—
Equally-Weighted S&P 500	149,737	46,689	(23,490)	7,609	$149,931

The following Portfolios had transactions with other Morgan Stanley funds during the year ended December 31, 2008:

	PURCHASES	SALES	NET REALIZED GAIN (LOSS)
Balanced	$2,139	$18,934	$1,393
Global Infrastructure	856,957	1,562,218	963,309
Dividend Growth	—	188,406	(346,380)
Capital Growth	83,581	201,438	(30,059)
Focus Growth	—	1,035,313	(612,637)

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	PURCHASES	SALES	NET REALIZED GAIN (LOSS)
Capital Opportunities	$113,533	$357,628	$(26,495)
Mid Cap Growth	374,792	517,211	(80,128)

For the year ended December 31, 2008, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio:

BALANCED	GLOBAL INFRASTRUCTURE	DIVIDEND GROWTH	CAPITAL OPPORTUNITIES
$290	$112	$9,682	$650

	GLOBAL EQUITY	MID CAP GROWTH	EQUALLY- WEIGHTED S&P 500
	$3,727	$1,440	$66

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

5. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The respective Portfolios bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these forward contracts from the potential inability of the counterparties to meet the terms of their contracts.

Certain Portfolios may purchase and sell interest rate and index futures ("futures contracts") and options to facilitate trading, increase or decrease the Portfolio's market exposure, seek higher investment returns, or to seek to protect against a decline in the value of the Portfolio's securities or an increase in prices of securities that may be purchased. These futures and option contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from potential inability of the counterparts to meet the terms of their contracts.

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Certain Portfolios may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or gain exposure to a credit in which the Portfolio may otherwise invest. Credit default swaps may involve greater risks than if a fund had invested in the issuer directly. Credit default swaps are subject to general market risks, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investments. In addition, if the Portfolio is a seller and credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

Certain Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Portfolio expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio may also enter into these transactions to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, riskof default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risk may exceed the related amounts shown in the Statement of Assets and Liabilities.

Certain Portfolios may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Portfolios are not backed by subprime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency ("FHFA") was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require

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reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid for the years ended December 31, 2007 and December 31, 2008 for all portfolios was the same as the book character shown on the Statement of Changes except as follows:

	Balanced		Equally-Weighted S&P 500		Global Equity
	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2007
Ordinary income	$1,038,204	$2,164,147	$4,338,685	$3,876,377	$2,756,616
Long-term capital gains	6,420,262	5,921,724	29,409,923	16,956,092	7,304,420
Total distributions	$7,458,466	$8,085,871	$33,748,608	$20,832,469	$10,061,036

As of December 31, 2008, the tax-basis components of accumulated earnings (losses) were as follows:

	FLEXIBLE INCOME	BALANCED	GLOBAL INFRASTRUCTURE	DIVIDEND GROWTH	EQUALLY- WEIGHTED S&P 500
Undistributed ordinary income	$2,136,284	$1,187,900	$1,131,218	$1,800,596	$2,078,730
Undistributed long-term gains	—	—	—	—	3,410,383
Net accumulated earnings	2,136,284	1,187,900	1,131,218	1,800,596	5,489,113
Capital loss carryforward*	(23,031,879)	(1,121,612)	(977,114)	(66,709,610)	—
Post-October losses	(4,234,120)	(1,742,157)	—	(10,324,118)	(964,064)
Temporary differences	(41,800)	(824)	(714)	(2,582)	(2,042)
Net unrealized appreciation (depreciation)	(8,500,874)	(5,428,028)	1,649,949	(23,460,527)	(3,350,390)
Total accumulated earnings (losses)	$(33,672,389)	$(7,104,721)	$1,803,339	$(98,696,241)	$1,172,617
	CAPITAL GROWTH	FOCUS GROWTH	CAPITAL OPPORTUNITIES	GLOBAL EQUITY	MID CAP GROWTH
Undistributed ordinary income	$—	$69,778	$—	$258,470	$—
Undistributed long-term gains	—	—	—	955,856	—
Net accumulated earnings	—	69,778	—	1,214,326	—
Foreign tax credit pass-through	—	—	—	58,417	—
Capital loss carryforward*	(24,910,099)	(202,304,302)	(76,902,778)	—	(10,927,737)
Post-October losses	(88,701)	(2,975,687)	(237,906)	(2,363,182)	(2,157,588)
Temporary differences	(491)	(188,459)	20,453	(59,121)	(533)
Net unrealized appreciation	(8,989,035)	(32,218,254)	(5,443,493)	(5,861,032)	(12,077,174)
Total accumulated earnings (losses)	$(33,988,326)	$(237,616,924)	$(82,563,724)	$(7,010,592)	$(25,163,032)

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Notes to Financial Statements  ■  December 31, 2008 continued

*As of December 31, 2008, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations.

(AMOUNTS IN THOUSANDS)

AVAILABLE THROUGH DECEMBER 31,	2009	2010	2011	2012	2013	2014	2016	TOTAL
Flexible Income	$2,688	$6,782	$6,161	$1,199	$562	$939	$4,701	$23,032
Balanced	—	—	—	—	—	—	1,122	1,122
Global Infrastructure	—	977	—	—	—	—	—	977
Dividend Growth	—	37,657	21,222	—	—	—	7,831	66,710
Capital Growth	5,305	16,400	3,145	60	—	—	—	24,910
Focus Growth	122,700	74,785	—	—	—	—	4,819	202,304
Capital Opportunities	17,415	57,567	—	—	—	—	1,921	76,903
Mid Cap Growth	—	10,928	—	—	—	—	—	10,928

During the year ended December 31, 2008, the following Portfolios utilized net capital loss carryforwards: Global Infrastructure — $10,020,202; Capital Growth — $70,296; Mid Cap Growth — $849,355.

At December 31, 2008, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

	TEMPORARY DIFFERENCES		PERMANENT DIFFERENCES
	POST- OCTOBER LOSSES	LOSS DEFERRALS FROM WASH SALES	FOREIGN CURRENCY GAINS/LOSSES	NET OPERATING LOSS
Flexible Income	•	•	•
Balanced	•	•	•
Global Infrastructure		•	•
Dividend Growth	•	•
Equally-Weighted S&P 500	•	•
Capital Growth	•	•	•	•
Focus Growth	•		•
Capital Opportunities	•	•	•	•
Global Equity	•	•	•
Mid Cap Growth	•	•	•	•

Additionally, the following Portfolios had other temporary differences: Flexible Income — interest on bonds in default and capital loss deferrals on straddles; Flexible Income, Balanced, Global Infrastructure and Equally-Weighted S&P 500 — gain/loss from the mark-to-market of futures, options and/or forward foreign currency exchange contracts; Equally-Weighted S&P 500 — tax adjustments on real estate investment trusts (REITs) held by the Portfolio. The following Portfolios had other permanent

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  December 31, 2008 continued

differences: Flexible Income and Balanced — reclassification of net losses on paydowns; Equally-Weighted S&P 500 — tax adjustments on REITs held/sold by the Portfolio; Flexible Income — expired capital loss carryforward; Flexible Income and Balanced — gains on swaps. The following Portfolios had temporary and/or permanent differences attributable to book amortization of premiums/discounts on debt securities: Flexible Income and Balanced.

The permanent differences resulted in the following reclassifications among the Portfolios' components of net assets at December 31, 2008:

	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
Flexible Income	$391,877	$1,117,204	$(1,509,081)
Balanced	298,710	(298,710)	—
Global Infrastructure	179,185	(179,185)	—
Equally-Weighted S&P 500	(106,877)	106,877	—
Capital Growth	66,222	23,359	(89,581)
Focus Growth	(50,550)	50,550	—
Capital Opportunities	121,263	12,435	(133,698)
Global Equity	(18,652)	24,010	(5,358)
Mid Cap Growth	17,850	15,202	(33,052)

7. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

  •  Level 1 — quoted prices in active markets for identical investments

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Notes to Financial Statements  ■  December 31, 2008 continued

  •  Level 2 — other significant observable inputs (including quoted prices for similarinvestments, interest rates, prepayment speeds, credit risk, etc.)

  •  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

		Fair Value Measurements at December 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money Market
Investments in Securities	$215,804,435	—	$215,804,435	—
Flexible Income
Investments in Securities	$33,185,714	$8,602,393	$24,119,279	$464,042
Other Financial Instruments*	735,089	(144,972)	880,061	—
Total	$33,920,803	$8,457,421	$24,999,340	$464,042
Balanced
Investments in Securities	$42,579,121	$30,553,015	$11,985,731	$40,375
Other Financial Instruments*	614,900	(83,686)	698,586	—
Total	$43,194,021	$30,469,329	$12,684,317	$40,375
Global Infrastructure
Investments in Securities	$36,988,635	$11,186,439	$25,802,196	—
Other Financial Instruments*	45,263	—	45,263	—
Total	$37,033,898	$11,186,439	$25,847,459	—
Dividend Growth
Investments in Securities	$101,124,534	$101,124,534	—	—
Equally Weighted S&P 500
Investments in Securities	$83,143,251	$83,143,251	—	$0
Other Financial Instruments*	5,534	5,534	—	—
Total	$83,148,785	$83,148,785	—	$0

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Notes to Financial Statements  ■  December 31, 2008 continued

		Fair Value Measurements at December 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Capital Growth
Investments in Securities	$21,609,621	$19,975,072	$1,634,549	$0
Focus Growth
Investments in Securities	$63,050,470	$57,618,045	$5,432,425	—
Capital Opportunities
Investments in Securities	$15,362,470	$13,854,939	$1,507,531	—
Global Equity
Investments in Securities	$27,685,426	$13,564,486	$14,061,085	$59,855
Mid Cap Growth
Investments in Securities	$21,537,924	$19,449,309	$1,912,647	$175,968

*  Other financial instruments include futures, forwards, options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities
	Flexible Income	Balanced
Beginning Balance	$51,811	—
Net purchases (sales)	(29,792)	$14
Transfers in and/or out	526,719	41,170
Change in unrealized appreciation/depreciation	419,589	(809)
Realized gains (losses)	(504,285)	—
Ending Balance	$464,042	$40,375
Net change in unrealized appreciation/ depreciation from investments still held as of December 31, 2008	$(69,093)	$(809)

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements  ■  December 31, 2008 continued

	Global Equity	Mid Cap Growth
Beginning Balance	—	—
Net purchases (sales)	—	$175,968
Transfers in and/or out	$50,559	—
Change in unrealized appreciation/depreciation	9,296	—
Realized gains (losses)	—	—
Ending Balance	$59,855	$175,968
Net change in unrealized appreciation/ depreciation from investments still held as of December 31, 2008	$9,296	—

Equally-Weighted S&P 500 and Capital Growth held one level 3 security with a value of $0 for the entire period.

8. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not yet been determined.

9. Guarantee Program for Money Market Funds

On September 29, 2008, the Trustees approved the participation by the Money Market Portfolio in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under this Program, the U.S. Treasury will guarantee to investors that they will receive $1.00 for each money market fund share held as of close of business on September 19, 2008. Eligible funds must be regulated under Rule 2a-7 of the Act, must maintain a stable share price of $1.00 and must be publicly offered and registered with the Securities and Exchange Commission ("SEC"). To participate in the Program, eligible funds must pay a fee. While the program protects the accounts of investors, each money market fund makes the decision of sign up for the Program. Investors cannot sign up for the Program individually. The Program was in effect for an initial three month term, expiring December 18, 2008. On November 24, 2008, the U.S. Treasury announced an extension of the Program through April 30, 2009. All money market funds that currently participate in the Program and meet the extension requirements are eligible to continue to participate for an additional fee. The Money Market Portfolio has applied to participate in the extension. The Program will continue to provide coverage to shareholders up to amounts that they held in participating money market funds as of the close of business on September 19, 2008. The Secretary of the Treasury has the option to extend the Program up to the close of business on September 18, 2009.

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Morgan Stanley Select Dimensions Investment Series

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS		TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2004	$1.00	$0.01	—	$0.01	$(0.01)	—		$(0.01)
2005	1.00	0.03	—	0.03	(0.03)	—		(0.03)
2006	1.00	0.04	—	0.04	(0.04)	—		(0.04)
2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)
2008	1.00	0.02	—	0.02	(0.02)	—		(0.02)
CLASS Y SHARES
2004	1.00	0.01	—	0.01	(0.01)	—		(0.01)
2005	1.00	0.02	—	0.02	(0.02)	—		(0.02)
2006	1.00	0.04	—	0.04	(0.04)	—		(0.04)
2007	1.00	0.05	—	0.05	(0.05)	—		(0.05)
2008	1.00	0.02	—	0.02	(0.02)	—		(0.02)
FLEXIBLE INCOME CLASS X SHARES
2004	7.80	0.38	$0.14	0.52	(0.64)	—		(0.64)
2005	7.68	0.38	(0.17)	0.21	(0.54)	—		(0.54)
2006	7.35	0.46	(0.04)	0.42	(0.47)	—		(0.47)
2007	7.30	0.48	(0.21)	0.27	(0.44)	$(0.01	)(d)	(0.45)
2008	7.12	0.41	(1.93)	(1.52)	(0.14)	—		(0.14)
CLASS Y SHARES
2004	7.78	0.36	0.13	0.49	(0.62)	—		(0.62)
2005	7.65	0.36	(0.16)	0.20	(0.52)	—		(0.52)
2006	7.33	0.44	(0.05)	0.39	(0.45)	—		(0.45)
2007	7.27	0.46	(0.20)	0.26	(0.42)	(0.01	)(d)	(0.43)
2008	7.10	0.39	(1.93)	(1.54)	(0.13)	—		(0.13)
BALANCED CLASS X SHARES
2004	14.71	0.31	1.28	1.59	(0.35)	—		(0.35)
2005	15.95	0.34	0.95	1.29	(0.36)	—		(0.36)
2006	16.88	0.41	1.60	2.01	(0.44)	(0.88)		(1.32)
2007	17.57	0.42	0.28	0.70	(0.45)	(1.42)		(1.87)
2008	16.40	0.36	(3.77)	(3.41)	(0.11)	(1.83)		(1.94)
CLASS Y SHARES
2004	14.68	0.27	1.28	1.55	(0.31)	—		(0.31)
2005	15.92	0.30	0.95	1.24	(0.32)	—		(0.32)
2006	16.84	0.37	1.59	1.96	(0.40)	(0.88)		(1.28)
2007	17.52	0.38	0.29	0.67	(0.41)	(1.42)		(1.83)
2008	16.36	0.33	(3.76)	(3.43)	(0.10)	(1.83)		(1.93)

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2004	$1.00	0.86%	$67,945	0.55%		0.84%		N/A
2005	1.00	2.73	52,030	0.57		2.68		N/A
2006	1.00	4.59	46,731	0.58		4.56		N/A
2007	1.00	4.93	38,036	0.58		4.79		N/A
2008	1.00	2.38	42,190	0.58		2.34		N/A
CLASS Y SHARES
2004	1.00	0.61	33,468	0.80		0.59		N/A
2005	1.00	2.48	37,010	0.82		2.43		N/A
2006	1.00	4.34	74,239	0.83		4.31		N/A
2007	1.00	4.67	84,724	0.83		4.54		N/A
2008	1.00	2.13	173,595	0.83		1.91		N/A
FLEXIBLE INCOME CLASS X SHARES
2004	7.68	7.00	43,658	0.69		4.96		201%
2005	7.35	2.88	35,755	0.60		5.11		83
2006	7.30	5.76	29,166	0.56		6.30		52
2007	7.12	3.89	24,135	0.61		6.62		51
2008	5.46	(21.62)	14,743	0.67	(f)	6.48	(f)	73
CLASS Y SHARES
2004	7.65	6.61	26,927	0.94		4.71		201
2005	7.33	2.62	25,624	0.85		4.86		83
2006	7.27	5.68	25,765	0.81		6.05		52
2007	7.10	3.64	25,381	0.86		6.37		51
2008	5.43	(21.89)	15,658	0.92	(f)	6.23	(f)	73
BALANCED CLASS X SHARES
2004	15.95	10.93	75,517	0.69		2.04		62
2005	16.88	8.21	64,663	0.70		2.07		55
2006	17.57	12.67	54,204	0.74		2.42		45
2007	16.40	3.86	42,488	0.78		2.44		86
2008	11.05	(22.51)	25,225	0.84	(f)	2.65	(f)	65
CLASS Y SHARES
2004	15.92	10.68	27,308	0.94		1.79		62
2005	16.84	7.89	27,970	0.95		1.82		55
2006	17.52	12.37	30,562	0.99		2.17		45
2007	16.36	3.60	27,535	1.03		2.19		86
2008	11.00	(22.64)	17,048	1.09	(f)	2.40	(f)	65

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
GLOBAL INFRASTRUCTURE CLASS X SHARES
2004	$15.46	$0.36	$3.37	$3.73	$(0.37)	—	$(0.37)
2005	18.82	0.43	2.62	3.05	(0.44)	—	(0.44)
2006	21.43	0.46	3.88	4.34	(0.48)	—	(0.48)
2007	25.29	0.51	4.49	5.00	(0.52)	—	(0.52)
2008	29.77	0.58	(10.37)	(9.79)	(0.15)	—	(0.15)
CLASS Y SHARES
2004	15.45	0.32	3.37	3.69	(0.33)	—	(0.33)
2005	18.81	0.38	2.62	3.00	(0.39)	—	(0.39)
2006	21.42	0.40	3.87	4.27	(0.42)	—	(0.42)
2007	25.27	0.45	4.48	4.93	(0.45)	—	(0.45)
2008	29.75	0.52	(10.36)	(9.84)	(0.13)	—	(0.13)
DIVIDEND GROWTH CLASS X SHARES
2004	14.83	0.23	0.99	1.22	(0.24)	—	(0.24)
2005	15.81	0.20	0.67	0.87	(0.20)	—	(0.20)
2006	16.48	0.22	1.62	1.84	(0.23)	—	(0.23)
2007	18.09	0.22	0.55	0.77	(0.22)	—	(0.22)
2008	18.64	0.26	(7.06)	(6.80)	(0.07)	—	(0.07)
CLASS Y SHARES
2004	14.81	0.20	0.98	1.18	(0.20)	—	(0.20)
2005	15.79	0.16	0.66	0.82	(0.16)	—	(0.16)
2006	16.45	0.18	1.62	1.80	(0.18)	—	(0.18)
2007	18.07	0.17	0.55	0.72	(0.18)	—	(0.18)
2008	18.61	0.22	(7.04)	(6.82)	(0.06)	—	(0.06)
EQUALLY-WEIGHTED S&P 500 CLASS X SHARES
2004	21.13	0.23	3.27	3.50	(0.18)	—	(0.18)
2005	24.45	0.32	1.54	1.86	(0.23)	$(0.37)	(0.60)
2006	25.71	0.37	3.45	3.82	(0.34)	(1.44)	(1.78)
2007	27.75	0.41	0.20	0.61	(0.42)	(2.57)	(2.99)
2008	25.37	0.32	(8.73)	(8.41)	(0.45)	(4.90)	(5.35)
CLASS Y SHARES
2004	20.99	0.18	3.23	3.41	(0.15)	—	(0.15)
2005	24.25	0.26	1.53	1.79	(0.19)	(0.37)	(0.56)
2006	25.48	0.30	3.42	3.72	(0.29)	(1.44)	(1.73)
2007	27.47	0.34	0.19	0.53	(0.35)	(2.57)	(2.92)
2008	25.08	0.27	(8.63)	(8.36)	(0.37)	(4.90)	(5.27)

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
GLOBAL INFRASTRUCTURE CLASS X SHARES
2004	$18.82	24.44%	$63,052	0.71%		2.19%		29%
2005	21.43	16.28	59,823	0.72		2.12		38
2006	25.29	20.50	52,892	0.74		2.02		21
2007	29.77	19.86	48,582	0.75		1.83		8
2008	19.83	(33.02)	26,297	0.84	(g)	2.28	(g)	77
CLASS Y SHARES
2004	18.81	24.15	15,650	0.96		1.94		29
2005	21.42	16.00	16,267	0.97		1.87		38
2006	25.27	20.17	17,495	0.99		1.77		21
2007	29.75	19.59	18,763	1.00		1.58		8
2008	19.78	(33.19)	10,886	1.09	(g)	2.03	(g)	77
DIVIDEND GROWTH CLASS X SHARES
2004	15.81	8.29	307,093	0.65		1.54		44
2005	16.48	5.57	249,516	0.63		1.26		38
2006	18.09	11.25	201,169	0.67		1.31		115
2007	18.64	4.27	153,676	0.67		1.18		48
2008	11.77	(36.60)	77,428	0.71	(f)	1.63	(f)	61
CLASS Y SHARES
2004	15.79	8.03	59,314	0.90		1.29		44
2005	16.45	5.32	56,061	0.88		1.01		38
2006	18.07	10.98	54,255	0.92		1.06		115
2007	18.61	3.95	49,021	0.92		0.93		48
2008	11.73	(36.76)	24,355	0.96	(f)	1.38	(f)	61
EQUALLY-WEIGHTED S&P 500 CLASS X SHARES
2004	24.45	16.65	142,320	0.50		1.07		20
2005	25.71	7.81	120,117	0.27		1.30		17
2006	27.75	15.69	103,824	0.27		1.40		17
2007	25.37	1.47	77,688	0.28		1.48		17
2008	11.61	(40.02)	36,814	0.31	(g)	1.70	(g)	32
CLASS Y SHARES
2004	24.25	16.33	80,900	0.75		0.82		20
2005	25.48	7.57	101,156	0.52		1.05		17
2006	27.47	15.34	112,897	0.52		1.15		17
2007	25.08	1.23	99,861	0.53		1.23		17
2008	11.45	(40.19)	46,447	0.56	(g)	1.45	(g)	32

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
CAPITAL GROWTH CLASS X SHARES
2004	$14.16	$0.05	$1.03	$1.08	$(0.03)	—	$(0.03)
2005	15.21	0.01	2.35	2.36	(0.06)	—	(0.06)
2006	17.51	(0.01)	0.70	0.69	—	—	—
2007	18.20	0.08	3.91	3.99	—	—	0.00
2008	22.19	(0.04)	(10.74)	(10.78)	(0.06)	—	(0.06)
CLASS Y SHARES
2004	14.05	0.03	1.01	1.04	(0.01)	—	(0.01)
2005	15.08	(0.03)	2.32	2.29	(0.04)	—	(0.04)
2006	17.33	(0.05)	0.69	0.64	—	—	—
2007	17.97	0.03	3.86	3.89	—	—	—
2008	21.86	(0.08)	(10.59)	(10.67)	0.00 (e)	—	0.00 (e)
FOCUS GROWTH CLASS X SHARES
2004	14.03	0.08	1.08	1.16	(0.05)	—	(0.05)
2005	15.14	0.01	2.15	2.16	(0.11)	—	(0.11)
2006	17.19	(0.03)	0.09	0.06	0.00 (e)	—	0.00 (e)
2007	17.25	0.08	3.85	3.93	—	—	—
2008	21.18	(0.03)	(10.83)	(10.86)	(0.07)	—	(0.07)
CLASS Y SHARES
2004	13.96	0.05	1.06	1.11	(0.02)	—	(0.02)
2005	15.05	(0.03)	2.15	2.12	(0.07)	—	(0.07)
2006	17.10	(0.07)	0.09	0.02	—	—	—
2007	17.12	0.04	3.81	3.85	—	—	—
2008	20.97	(0.08)	(10.73)	(10.81)	(0.01)	—	(0.01)
CAPITAL OPPORTUNITIES CLASS X SHARES
2004	7.79	(0.03)	1.79	1.76	—	—	—
2005	9.55	(0.03)	2.19	2.16	—	—	—
2006	11.71	(0.04)	0.95	0.91	—	—	—
2007	12.62	0.04	2.41	2.45	—	—	—
2008	15.07	(0.05)	(7.34)	(7.39)	—	—	—
CLASS Y SHARES
2004	7.72	(0.05)	1.78	1.73	—	—	—
2005	9.45	(0.06)	2.16	2.10	—	—	—
2006	11.55	(0.07)	0.94	0.87	—	—	—
2007	12.42	0.00	2.37	2.37	—	—	—
2008	14.79	(0.08)	(7.19)	(7.27)	—	—	—

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
CAPITAL GROWTH CLASS X SHARES
2004	$15.21	7.64%	$34,038	0.93%		0.37%		168%
2005	17.51	15.55	31,126	0.70		0.05		83
2006	18.20	3.94	23,975	0.71		(0.04)		61
2007	22.19	21.92	21,863	0.70		0.38		55
2008	11.35	(48.70)	8,621	0.81	(f)	(0.21	)(f)	42
CLASS Y SHARES
2004	15.08	7.38	10,934	1.18		0.12		168
2005	17.33	15.21	21,746	0.95		(0.20)		83
2006	17.97	3.75	27,009	0.96		(0.29)		61
2007	21.86	21.58	27,644	0.95		0.13		55
2008	11.19	(48.81)	12,953	1.06	(f)	(0.46	)(f)	42
FOCUS GROWTH CLASS X SHARES
2004	15.14	8.29	212,736	0.67		0.60		134
2005	17.19	14.39	186,633	0.67		0.06		73
2006	17.25	0.37	137,081	0.69		(0.15)		98
2007	21.18	22.78	125,826	0.72		0.44		48
2008	10.25	(51.43)	48,722	0.70	(f)	(0.19	)(f)	31
CLASS Y SHARES
2004	15.05	7.96	43,269	0.92		0.35		134
2005	17.10	14.16	42,906	0.92		(0.19)		73
2006	17.12	0.12	36,895	0.94		(0.40)		98
2007	20.97	22.49	38,526	0.97		0.19		48
2008	10.15	(51.57)	14,206	0.95	(f)	(0.44	)(f)	31
CAPITAL OPPORTUNITIES CLASS X SHARES
2004	9.55	22.59	25,408	0.90		(0.32)		118
2005	11.71	22.62	24,087	0.89		(0.33)		87
2006	12.62	7.86	19,112	0.90		(0.32)		59
2007	15.07	19.32	17,108	0.94		0.26		57
2008	7.68	(49.04)	6,744	1.04	(f)	(0.37	)(f)	33
CLASS Y SHARES
2004	9.45	22.41	13,980	1.15		(0.57)		118
2005	11.55	22.22	15,897	1.14		(0.58)		87
2006	12.42	7.53	16,127	1.15		(0.57)		59
2007	14.79	19.08	18,362	1.19		0.01		57
2008	7.52	(49.15)	8,571	1.29	(f)	(0.62	)(f)	33

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
GLOBAL EQUITY CLASS X SHARES
2004	$14.17	$0.09	$1.06	$1.15	$(0.03)	—	$(0.03)
2005	15.29	0.13	1.49	1.62	(0.11)	—	(0.11)
2006	16.80	0.11	3.31	3.42	(0.14)	$(1.31)	(1.45)
2007	18.77	0.11	2.81	2.92	(0.13)	(2.82)	(2.95)
2008	18.74	0.09	(8.26)	(8.17)	(0.15)	(0.95)	(1.10)
CLASS Y SHARES
2004	14.09	0.06	1.05	1.11	(0.01)	—	(0.01)
2005	15.19	0.09	1.47	1.56	(0.07)	—	(0.07)
2006	16.68	0.06	3.30	3.36	(0.10)	(1.31)	(1.41)
2007	18.63	0.07	2.78	2.85	(0.09)	(2.82)	(2.91)
2008	18.57	0.06	(8.20)	(8.14)	(0.10)	(0.95)	(1.05)
MID CAP GROWTH CLASS X SHARES
2004	16.36	(0.03)	3.68	3.65	—	—	—
2005	20.01	(0.03)	3.78	3.75	—	—	—
2006	23.76	0.12	2.40	2.52	—	—	—
2007	26.28	0.16	5.87	6.03	(0.12)	—	(0.12)
2008	32.19	(0.05)	(15.34)	(15.39)	(0.19)	—	(0.19)
CLASS Y SHARES
2004	16.22	(0.07)	3.64	3.57	—	—	—
2005	19.79	(0.08)	3.72	3.64	—	—	—
2006	23.43	0.05	2.38	2.43	—	—	—
2007	25.86	0.09	5.76	5.85	(0.04)	—	(0.04)
2008	31.67	(0.11)	(15.10)	(15.21)	(0.12)	—	(0.12)

  (a)  The per share amounts were computed using an average number of shares outstanding during the period.

  (b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additonal charges, the total returns would be lower.

  (c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

  (d)  Distribution from paid-in capital.

  (e)  Includes dividends of less than $0.001.

  (f)  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class during the period. The rebate had an effect of 0.01%.

  (g)  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
GLOBAL EQUITY CLASS X SHARES
2004	$15.29	8.17%	$73,290	1.11%		0.64%		48%
2005	16.80	10.64	64,377	1.12		0.83		75
2006	18.77	21.59	60,727	1.05		0.60		42
2007	18.74	16.45	53,757	0.99		0.59		18
2008	9.47	(45.56)	22,633	1.06	(g)	0.66	(g)	31
CLASS Y SHARES
2004	15.19	7.89	8,399	1.36		0.39		48
2005	16.68	10.32	8,975	1.37		0.58		75
2006	18.63	21.35	10,750	1.30		0.35		42
2007	18.57	16.15	11,465	1.24		0.34		18
2008	9.38	(45.73)	5,021	1.31	(g)	0.41	(g)	31
MID CAP GROWTH CLASS X SHARES
2004	20.01	22.31	52,359	0.64		(0.19)		135
2005	23.76	18.69	49,116	0.63		(0.15)		102
2006	26.28	10.69	41,466	0.63		0.47		65
2007	32.19	22.94	38,069	0.67		0.54		78
2008	16.61	(48.06)	16,023	0.74	(f)	(0.19	)(f)	43
CLASS Y SHARES
2004	19.79	21.95	8,943	0.89		(0.44)		135
2005	23.43	18.40	10,704	0.88		(0.40)		102
2006	25.86	10.42	10,192	0.88		0.22		65
2007	31.67	22.65	12,788	0.92		0.29		78
2008	16.34	(48.20)	5,469	0.99	(f)	(0.44	)(f)	43

Morgan Stanley Select Dimensions Investment Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Select Dimensions Investment Series:

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Select Dimensions Investment Series (the "Fund"), comprised of the Money Market Portfolio, Flexible Income Portfolio, Balanced Portfolio, Global Infrastructure Portfolio, Dividend Growth Portfolio, Equally-Weighted S&P 500 Portfolio, Capital Growth Portfolio, Focus Growth Portfolio, Capital Opportunities Portfolio, Global Equity Portfolio and Mid Cap Growth Portfolio (the "Portfolios"), including the portfolio of investments as of December 31, 2008, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of Morgan Stanley Select Dimensions Investment Series as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 27, 2009

Morgan Stanley Select Dimensions Investment Series

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley Select Dimensions Investment Series

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	161	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	163	Director of various business organizations.

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	161	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	163	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	164	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	161	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	163	None.

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (61)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	161	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	164	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	162	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  †  For the period September 26, 2008 through February 3, 2009, W. Allen Reed was an Interested Trustee. At all other time covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

Morgan Stanley Select Dimensions Investment Series

Federal Tax Notice  ■  December 31, 2008 (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended December 31, 2008. For corporate shareholders, the following percentages of dividends paid by each Portfolio qualified for the dividends received deduction. Additionally, the following percentages of each Portfolio's dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)

FUND	DIVIDENDS RECEIVED DEDUCTION%	QUALIFYING U.S. GOVT. INCOME%
Balanced Portfolio	43.15%	8.45%
Capital Growth Portfolio	0.00%	0.00%
Capital Opportunities Portfolio	0.00%	0.00%
Dividend Growth Portfolio	100.00%	0.00%
Equally-Weighted S&P 500 Portfolio	75.42%	0.00%
Flexible Income Portfolio	0.00%	3.67%
Focus Growth Portfolio	100.00%	0.00%
Global Equity Portfolio	42.89%	0.00%
Global Infrastructure Portfolio	92.89%	0.00%
Mid Cap Growth Portfolio	0.00%	0.00%
Money Market Portfolio	0.00%	0.00%

Each of the applicable Portfolios designated and paid the following amounts as a long-term capital gain distribution:

FUND	AMOUNT
Balanced Portfolio	$6,420,262
Equally-Weighted S&P 500 Portfolio	29,409,923
Global Equity Portfolio	2,974,482

For Federal income tax purpose, the following information is furnished with respect to the earnings of each applicable Portfolio for the taxable year ended December 31, 2008. The Global Equity Portfolio intends to pass through foreign tax credits of $58,417, and has derived net income from sources within foreign countries amounting to $271,721.

(This page has been left blank intentionally.)

Trustees
Frank L. Bowman	Joseph J. Kearns

Michael Bozic	Michael F. Klein

Kathleen A. Dennis	Michael E. Nugent

James F. Higgins	W. Allen Reed

Dr. Manuel H. Johnson	Fergus Reid

Officers
Michael E. Nugent Chairperson of the Board

Randy Takian President and Principal Executive Officer

Kevin Klingert Vice President

Amy R. Doberman Vice President

Carsten Otto Chief Compliance Officer

Stefanie V. Chang Yu Vice President

Francis J. Smith Treasurer and Chief Financial Officer

Mary E. Mullin Secretary

Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Trust Harborside Financial Center, Plaza Two Jersey City, New Jersey 07311	Deloitte & Touche LLP Two World Financial Center New York, New York 10281

Legal Counsel	Counsel to the Independent Trustees
Clifford Chance US LLP 31 West 52nd Street New York, New York 10019	Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036

Investment Adviser	Sub-Adviser (Global Infrastructure)
Morgan Stanley Investment Advisors Inc. 522 Fifth Avenue New York, New York 10036	Morgan Stanley Investment Management Limited 25 Cabot Square, London, E14 4QA, England

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

SELDIMANN
IU09-00766P-Y12/08

#40474

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2008

	Registrant			Covered Entities(1)
Audit Fees		$238,605		N/A

Non-Audit Fees
Audit-Related Fees			$(2)	$6,418,000	(2)
Tax Fees		$49,401	(3)	$881,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$49,401		$7,299,000

Total		$288,006		$7,299,000

2007

	Registrant			Covered Entities(1)
Audit Fees		$179,750		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,121,000	(2)
Tax Fees		$43,054	(3)	$964,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$43,054		$7,085,000

Total		$222,804		$7,085,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009